                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4805

                             Van Kampen Equity Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   3/31

Date of reporting period:   9/30/04

Item 1. Report to Shareholders

       The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Utility Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2004.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 9/30/04

                                A SHARES               B SHARES               C SHARES
                              since 7/28/93          since 7/28/93          since 8/13/93
--------------------------------------------------------------------------------------------
                                        W/MAX                  W/MAX                  W/MAX
                                        5.75%                  4.00%                  1.00%
AVERAGE ANNUAL             W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS               CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE

Since Inception              7.19%       6.63%      6.76%       6.76%      6.38%       6.38%

10-year                      8.74        8.09       8.23        8.23       7.91        7.91

5-year                       2.28        1.08       1.50        1.27       1.51        1.51

1-year                      17.20       10.48      16.33       12.33      16.33       15.33

6-month                      4.45       -1.57       4.05        0.05       4.12        3.12
--------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains.

The S&P Utilities Index is a broad-based index, generally representative of the U.S. market for utility stocks. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDING SEPTEMBER 30, 2004

Van Kampen Utility Fund is managed by the Adviser's Sector Research team.(1) Current members include Edward Gaylor, Executive Director of the Adviser.

MARKET ANALYSIS

Equity markets slowed for the six months ended September 30, 2004, as strong performance early in the period gave way to increasing volatility by the end. In the latter half of 2003, equities had been helped considerably by economic indicators pointing to the prospect of a strong recovery as well as by the Federal Reserve Open Market Committee's maintenance of low interest rates. However, this began to change in March and April, when a particularly strong employment report, rising oil prices and other price pressures led to concerns among investors that the Fed would soon move to raise interest rates. In fact, the federal funds rate was raised on three occasions by 25 basis point increments during the second and third quarters of 2004. This apprehension about interest rates--as well as uncertainties related to terrorism, geopolitical conflict, and the U.S. presidential election--served to weaken the market's performance during the period.

Against the broad market, utility stocks performed well during the period. Despite their tendency to lag in rising interest-rate environments, electric utilities displayed positive performance. Interest rates rose only modestly in the six-month period, allowing these stocks to perform relatively well. Natural gas securities made especially strong gains for the period, driven in part by improving fundamentals. Rising commodity prices and prospective demand benefited natural gas companies. By comparison, the telecommunications industry experienced mixed results as increasing competitive pressures and regulatory uncertainties weakened investor confidence.

PERFORMANCE ANALYSIS

For the six-month period ended September 30, 2004, the fund returned 4.45 percent (Class A shares unadjusted for sales charge). While the fund's

(1)Team members may change at any time without notice.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDING SEPTEMBER 30, 2004

-------------------------------------------------------
                                    S&P UTILITIES
      CLASS A   CLASS B   CLASS C       INDEX

       4.45%     4.05%     4.12%        5.35%
-------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.
 2
performance was strongly positive relative to the broad equity market indexes, it lagged its benchmark, the Standard and Poor's Utility Index, which returned
5.35 percent.

There is a notable difference between the fund's portfolio and its benchmark index, which helps explain the fund's relative underperformance. Specifically, the index does not include telecommunication stocks. By contrast, the fund had invested approximately 13 percent of its assets in telecommunications companies, as of the end of the period. These include Regional Bell Operating Companies such as Verizon, major independent telephone companies such as ALLTEL, and selected foreign holdings. Performance of the telecommunications securities, while generally strong on average, was tempered due to regulatory and competitive uncertainty. Although performance improved over the most recent months, telecommunication service companies showed particular relative weakness during the first three months of the period.

In other areas of the portfolio, performance for electric utilities securities was mixed early in the period but ended up strongly positive for the six months as these issues experienced pronounced gains over the second half of the period. A rotation in market leadership toward companies with attractive yields, coupled with improving financial fundamentals and diminished liquidity concerns with respect to these issues, helped boost investor confidence.

Natural gas securities were the dominant performing group over the final three months of the period. The key ingredient behind their extraordinary strength was the absolute dollar level and acceleration of natural gas prices. Many companies with exploration-and-production operations were able to book income well above earlier expectations, with prospects of continued strong results through 2004 and into next year.

Going forward, the fund will continue to provide broad exposure to companies engaged in the utility industry while seeking to manage risk to the extent possible. As part of this approach, the fund's holdings are spread across companies involved in the production, transmission, or distribution of electric energy, gas, and telecommunications. For example, the fund's gas-utility holdings include pipeline companies involved in exploration and production as well as local distributors of natural gas. In the same vein, the fund's telecommunications holdings include local-, rural-, and wireless-focused companies.

The recent tax reforms that made corporate dividends more attractive to investors continue to help support valuations across much of the utility industry. We believe Van Kampen Utility Fund remains an attractive diversifier for investors seeking to include a relatively conservative, income-producing component in the equity portion of their portfolios.

There is no guarantee that the securities mentioned will continue to perform well or be held by the fund in the future.

TOP 10 HOLDINGS AS OF 9/30/04
FPL Group, Inc.                                                       4.2%
Exelon Corp.                                                          3.9
Peabody Energy Corp.                                                  3.6
NSTAR                                                                 3.5
Ameren Corp.                                                          3.4
Entergy Corp.                                                         3.4
Constellation Energy Group, Inc.                                      3.2
Public Service Enterprise Group, Inc.                                 3.0
KeySpan Corp.                                                         3.0
Edison International, Inc.                                            2.9
SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 9/30/04
Electric Utilities                                                   54.6%
Gas Utilities                                                        13.4
Multi-Utilities & Unregulated Power                                  12.0
Integrated Telecommunication Services                                12.5
Diversified Metals & Mining                                           3.5
Wireless Telecommunications Services                                  0.5
Electric                                                              0.5
                                                                    -----
Total Long-Term Investments                                          97.0
Short-Term Investments                                                2.9
Other Assets in Excess of Liabilities                                 0.1
                                                                    -----
Total Net Assets                                                    100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Holdings are as a percentage of long-term investments. Industry allocations are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Furthermore, each open-end Van Kampen fund provides partial lists of its portfolio holdings (such as top 10 or top 15 fund holdings) to the public web site each month with a delay of approximately 15 days.

       You may obtain copies of a fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 4/1/04 - 9/30/04.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   4/1/04           9/30/04       4/1/04-9/30/04
Class A
  Actual......................................    $1,000.00        $1,044.47          $ 7.02
  Hypothetical................................     1,000.00         1,018.17            6.93
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,040.55           10.90
  Hypothetical................................     1,000.00         1,014.37           10.76
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,041.25           10.90
  Hypothetical................................     1,000.00         1,014.37           10.76
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.37%, 2.13%, and 2.13% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN UTILITY FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

DESCRIPTION                                                   SHARES       VALUE
------------------------------------------------------------------------------------
COMMON STOCKS  80.3%
DIVERSIFIED METALS & MINING  3.5%
Peabody Energy Corp. .......................................   89,400   $  5,319,300
                                                                        ------------

ELECTRIC UTILITIES  44.2%
Ameren Corp. ...............................................  110,000      5,076,500
Cinergy Corp. ..............................................   60,000      2,376,000
Consolidated Edison, Inc. ..................................   81,600      3,430,464
Dominion Resources, Inc. ...................................   30,000      1,957,500
DPL, Inc. ..................................................   50,000      1,029,000
DTE Energy Co. .............................................   95,100      4,012,269
Duquesne Light Holdings, Inc. ..............................  176,500      3,169,940
Edison International, Inc. .................................  160,000      4,241,600
Entergy Corp. ..............................................   83,300      5,048,813
Exelon Corp. ...............................................  157,000      5,760,330
FirstEnergy Corp. ..........................................   95,872      3,938,422
Great Plains Energy, Inc. ..................................   35,000      1,020,250
NSTAR.......................................................  104,600      5,135,860
Pinnacle West Capital Corp. ................................   86,800      3,602,200
PNM Resources, Inc. ........................................  150,600      3,390,006
PPL Corp. ..................................................   66,921      3,157,333
Progress Energy, Inc. ......................................   70,000      2,963,800
Southern Co. ...............................................  126,600      3,795,468
TXU Corp. ..................................................   40,000      1,916,800
Wisconsin Energy Corp. .....................................   70,000      2,233,000
                                                                        ------------
                                                                          67,255,555
                                                                        ------------
GAS UTILITIES  12.0%
AGL Resources, Inc. ........................................  110,000      3,384,700
Equitable Resources, Inc. ..................................   40,000      2,172,400
KeySpan Corp. ..............................................  112,200      4,398,240
MDU Resources Group, Inc. ..................................   45,000      1,184,850
National Fuel Gas Co. ......................................   89,000      2,521,370
NiSource, Inc. .............................................  145,596      3,058,972
Southwest Gas Corp. ........................................   66,200      1,585,490
                                                                        ------------
                                                                          18,306,022
                                                                        ------------
INTEGRATED TELECOMMUNICATION SERVICES  10.1%
ALLTEL Corp. ...............................................   17,300        949,943
BellSouth Corp. ............................................  124,800      3,384,576
SBC Communications, Inc. ...................................  135,400      3,513,630
Sprint Corp. ...............................................  100,000      2,013,000
Telefonos de Mexico SA de CV--ADR (Mexico)..................   50,000      1,613,500
Verizon Communications, Inc. ...............................   96,600      3,804,108
                                                                        ------------
                                                                          15,278,757
                                                                        ------------
MULTI-UTILITIES & UNREGULATED POWER  10.5%
Avista Corp. ...............................................  150,000      2,715,000
Constellation Energy Group, Inc. ...........................  119,700      4,768,848
Public Service Enterprise Group, Inc. ......................  105,000      4,473,000

 8                                             See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

DESCRIPTION                                                   SHARES       VALUE
------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER (CONTINUED)
Questar Corp. ..............................................   60,000   $  2,749,200
Williams Cos., Inc. ........................................  110,000      1,331,000
                                                                        ------------
                                                                          16,037,048
                                                                        ------------

TOTAL COMMON STOCKS  80.3%...........................................    122,196,682
                                                                        ------------

CONVERTIBLE PREFERRED STOCKS  11.9%
ELECTRIC UTILITIES  8.7%
American Electric Power, Inc., 9.250%
  (Convertible into 38,711 common shares)...................   38,000      1,730,900
Cinergy Corp., 9.500% PRIDES
  (Convertible into 43,608 common shares)...................   30,000      1,831,800
Dominion Resources, Inc., 8.750%
  (Convertible into 24,592 common shares)...................   40,000      2,164,000
FPL Group, Inc., 8.000%
  (Convertible into 14,724 common shares)...................   20,000      1,119,400
FPL Group, Inc., 8.500%
  (Convertible into 72,558 common shares)...................   90,000      5,121,000
TXU Corp., 8.125% PRIDES
  (Convertible into 19,868 common shares)...................   25,000      1,297,750
                                                                        ------------
                                                                          13,264,850
                                                                        ------------
INTEGRATED TELECOMMUNICATION SERVICES  1.7%
ALLTEL Corp., 7.750%
  (Convertible into 24,343 common shares)...................   29,400      1,521,744
Centurytel, Inc., 6.875%
  (Convertible into 27,776 common shares)...................   40,000      1,056,800
                                                                        ------------
                                                                           2,578,544
                                                                        ------------
MULTI-UTILITIES & UNREGULATED POWER  1.5%
Williams Cos, Inc., 144A--Private Placement, 5.500%
  (Convertible into 91,355 common shares) (a)...............   19,900      1,412,900
Williams Cos, Inc., 9.000%
  (Convertible into 58,500 common shares)...................   58,500        789,750
                                                                        ------------
                                                                           2,202,650
                                                                        ------------

TOTAL CONVERTIBLE PREFERRED STOCKS...................................     18,046,044
                                                                        ------------

See Notes to Financial Statements                                              9

VAN KAMPEN UTILITY FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          CORPORATE BONDS  1.3%
          ELECTRIC UTILITIES  0.6%
$1,000    Union Electric Co. ............................. 7.375%   12/15/04   $  1,009,700
                                                                               ------------

          INTEGRATED TELECOMMUNICATION SERVICES  0.7%
 1,000    Cox Communications, Inc. ....................... 6.875    06/15/05      1,024,706
                                                                               ------------

TOTAL CORPORATE BONDS.......................................................      2,034,406
                                                                               ------------

          CONVERTIBLE CORPORATE OBLIGATIONS  3.5%
          ELECTRIC  0.5%
   775    Calpine Corp.
          (Convertible into 42,889 common shares)......... 4.000    12/26/06        782,750
                                                                               ------------

          ELECTRIC UTILITIES  1.1%
 1,300    Reliant Resources, Inc., 144A--Private Placement
          (Convertible into 136,254 common shares) (a).... 5.000    08/15/10      1,678,625
                                                                               ------------

          GAS UTILITIES  1.4%
 4,000    El Paso Corp.
          (Convertible into 19,149 common shares).........   *      02/28/21      2,060,000
                                                                               ------------

          WIRELESS TELECOMMUNICATION SERVICES  0.5%
   520    Crown Castle International
          (Convertible into 48,015 common shares)......... 4.000    07/15/10        841,100
                                                                               ------------

TOTAL CONVERTIBLE CORPORATE OBLIGATIONS.....................................      5,362,475
                                                                               ------------

TOTAL LONG-TERM INVESTMENTS  97.0%
  (Cost $115,384,170).......................................................    147,639,607
REPURCHASE AGREEMENT  2.9%
State Street Bank & Trust Co. ($4,466,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 1.82%,
  dated 09/30/04, to be sold on 10/01/04 at $4,466,226) (Cost $4,466,000)...      4,466,000
                                                                               ------------

TOTAL INVESTMENTS  99.9%
  (Cost $119,850,170).......................................................    152,105,607
OTHER ASSETS IN EXCESS OF LIABILITIES  0.1%.................................        174,364
                                                                               ------------

NET ASSETS  100.0%..........................................................   $152,279,971
                                                                               ============

 10                                            See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

    Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR--American Depositary Receipt

PRIDES--Preferred Redeemable Increased Dividend Equity Security, traded in shares

See Notes to Financial Statements                                             11

VAN KAMPEN UTILITY FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $119,850,170).......................  $152,105,607
Cash........................................................         6,367
Receivables:
  Investments Sold..........................................     1,039,972
  Dividends.................................................       236,275
  Fund Shares Sold..........................................       150,805
  Interest..................................................        63,061
Other.......................................................       128,770
                                                              ------------
    Total Assets............................................   153,730,857
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       724,072
  Fund Shares Repurchased...................................       193,679
  Distributor and Affiliates................................       149,692
  Investment Advisory Fee...................................        81,269
Trustees' Deferred Compensation and Retirement Plans........       172,732
Accrued Expenses............................................       129,442
                                                              ------------
    Total Liabilities.......................................     1,450,886
                                                              ------------
NET ASSETS..................................................  $152,279,971
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $180,840,568
Net Unrealized Appreciation.................................    32,255,437
Accumulated Undistributed Net Investment Income.............     2,972,149
Accumulated Net Realized Loss...............................   (63,788,183)
                                                              ------------
NET ASSETS..................................................  $152,279,971
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $98,533,240 and 6,372,926 shares of
    beneficial interest issued and outstanding).............  $      15.46
    Maximum sales charge (5.75%* of offering price).........           .94
                                                              ------------
    Maximum offering price to public........................  $      16.40
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $39,943,542 and 2,584,838 shares of
    beneficial interest issued and outstanding).............  $      15.45
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $13,803,189 and 893,397 shares of
    beneficial interest issued and outstanding).............  $      15.45
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

 12                                            See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended September 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends...................................................  $ 3,060,855
Interest....................................................      217,192
                                                              -----------
    Total Income............................................    3,278,047
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      485,402
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $118,999, $201,143 and $66,824,
  respectively).............................................      386,966
Shareholder Services........................................      195,357
Legal.......................................................       13,019
Trustees' Fees and Related Expenses.........................       10,573
Custody.....................................................        9,411
Other.......................................................      124,890
                                                              -----------
    Total Expenses..........................................    1,225,618
    Less Credits Earned on Cash Balances....................          543
                                                              -----------
    Net Expenses............................................    1,225,075
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 2,052,972
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $   434,384
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   28,535,008
  End of the Period.........................................   32,255,437
                                                              -----------
Net Unrealized Appreciation During the Period...............    3,720,429
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 4,154,813
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 6,207,785
                                                              ===========

See Notes to Financial Statements                                             13

VAN KAMPEN UTILITY FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED       YEAR ENDED
                                                        SEPTEMBER 30, 2004    MARCH 31, 2004
                                                        ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................     $  2,052,972        $  4,791,261
Net Realized Gain/Loss................................          434,384          (2,882,315)
Net Unrealized Appreciation During the Period.........        3,720,429          34,454,998
                                                           ------------        ------------
Change in Net Assets from Operations..................        6,207,785          36,363,944
                                                           ------------        ------------

Distributions from Net Investment Income:
  Class A Shares......................................       (1,524,865)         (3,107,739)
  Class B Shares......................................         (485,619)         (1,010,949)
  Class C Shares......................................         (163,695)           (322,571)
                                                           ------------        ------------
Total Distributions...................................       (2,174,179)         (4,441,259)
                                                           ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...        4,033,606          31,922,685
                                                           ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................        9,300,979          17,826,643
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................        1,868,790           3,819,126
Cost of Shares Repurchased............................      (18,109,908)        (36,617,495)
                                                           ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....       (6,940,139)        (14,971,726)
                                                           ------------        ------------
TOTAL INCREASE/DECREASE IN NET ASSETS.................       (2,906,533)         16,950,959
NET ASSETS:
Beginning of the Period...............................      155,186,504         138,235,545
                                                           ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $2,972,149 and $3,093,356,
  respectively).......................................     $152,279,971        $155,186,504
                                                           ============        ============

 14                                            See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX
                                  MONTHS
                                   ENDED                    YEAR ENDED MARCH 31,
CLASS A SHARES                   SEPT. 30,    -------------------------------------------------
                                   2004        2004      2003      2002 (B)     2001      2000
                                 --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................   $15.04      $12.12    $ 16.17    $ 20.24     $22.66    $17.47
                                  ------      ------    -------    -------     ------    ------
  Net Investment Income........      .23(a)      .48(a)     .45(a)     .44        .39       .35
  Net Realized and Unrealized
    Gain/Loss..................      .43        2.89      (4.14)     (3.32)      (.61)     6.28
                                  ------      ------    -------    -------     ------    ------
Total from Investment
  Operations...................      .66        3.37      (3.69)     (2.88)      (.22)     6.63
                                  ------      ------    -------    -------     ------    ------
Less:
  Distributions from Net
    Investment Income..........      .24         .45        .36        .36        .36       .36
  Distributions from Net
    Realized Gain..............      -0-         -0-        -0-        .83       1.84      1.08
                                  ------      ------    -------    -------     ------    ------
Total Distributions............      .24         .45        .36       1.19       2.20      1.44
                                  ------      ------    -------    -------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD.......................   $15.46      $15.04    $ 12.12    $ 16.17     $20.24    $22.66
                                  ======      ======    =======    =======     ======    ======

Total Return (c)...............    4.45%*     28.10%    -22.90%    -13.96%     -1.44%    39.44%
Net Assets at End of the Period
  (In millions)................   $ 98.5      $ 98.7    $  88.1    $ 135.0     $169.7    $ 89.1
Ratio of Expenses to Average
  Net Assets...................    1.37%       1.33%      1.33%      1.27%      1.16%     1.26%
Ratio of Net Investment Income
  to Average Net Assets........    3.02%       3.44%      3.40%      2.45%      1.91%     1.76%
Portfolio Turnover.............       4%*        27%        29%        35%        44%       32%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets from 2.47% to 2.45%. Per share, ratios and supplemental data for periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             15

VAN KAMPEN UTILITY FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX
                                  MONTHS
                                   ENDED                    YEAR ENDED MARCH 31,
CLASS B SHARES                   SEPT. 30,    -------------------------------------------------
                                   2004        2004      2003      2002 (B)     2001      2000
                                 --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................   $15.03      $12.12    $ 16.10    $ 20.16     $22.60    $17.44
                                  ------      ------    -------    -------     ------    ------
  Net Investment Income........      .17(a)      .37(a)     .35(a)     .31        .26       .20
  Net Realized and Unrealized
    Gain/Loss..................      .43        2.88      (4.11)     (3.32)      (.64)     6.26
                                  ------      ------    -------    -------     ------    ------
Total from Investment
  Operations...................      .60        3.25      (3.76)     (3.01)      (.38)     6.46
                                  ------      ------    -------    -------     ------    ------
Less:
  Distributions from Net
    Investment Income..........      .18         .34        .22        .22        .22       .22
  Distributions from Net
    Realized Gain..............      -0-         -0-        -0-        .83       1.84      1.08
                                  ------      ------    -------    -------     ------    ------
Total Distributions............      .18         .34        .22       1.05       2.06      1.30
                                  ------      ------    -------    -------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD.......................   $15.45      $15.03    $ 12.12    $ 16.10     $20.16    $22.60
                                  ======      ======    =======    =======     ======    ======

Total Return (c)...............    4.05%*     27.05%    -23.41%    -14.68%     -2.15%    38.30%
Net Assets at End of the Period
  (In millions)................   $ 39.9      $ 42.6    $  38.0    $  65.4     $ 87.0    $101.3
Ratio of Expenses to Average
  Net Assets...................    2.13%       2.09%      2.09%      2.03%      1.91%     2.01%
Ratio of Net Investment Income
  to Average Net Assets........    2.26%       2.68%      2.64%      1.69%      1.18%     1.01%
Portfolio Turnover.............       4%*        27%        29%        35%        44%       32%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets from 1.71% to 1.69%. Per share, ratios and supplemental data for periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 16                                            See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX
                                  MONTHS
                                   ENDED                    YEAR ENDED MARCH 31,
CLASS C SHARES                   SEPT. 30,    -------------------------------------------------
                                   2004        2004      2003      2002 (B)     2001      2000
                                 --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................   $15.02      $12.12    $ 16.10    $ 20.16     $22.59    $17.43
                                  ------      ------    -------    -------     ------    ------
  Net Investment Income........      .17(a)      .37(a)     .35(a)     .30        .24       .20
  Net Realized and Unrealized
    Gain/Loss..................      .44        2.87      (4.11)     (3.31)      (.61)     6.26
                                  ------      ------    -------    -------     ------    ------
Total from Investment
  Operations...................      .61        3.24      (3.76)     (3.01)      (.37)     6.46
                                  ------      ------    -------    -------     ------    ------
Less:
  Distributions from Net
    Investment Income..........      .18         .34        .22        .22        .22       .22
  Distributions from Net
    Realized Gain..............      -0-         -0-        -0-        .83       1.84      1.08
                                  ------      ------    -------    -------     ------    ------
Total Distributions............      .18         .34        .22       1.05       2.06      1.30
                                  ------      ------    -------    -------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD.......................   $15.45      $15.02    $ 12.12    $ 16.10     $20.16    $22.59
                                  ======      ======    =======    =======     ======    ======

Total Return (c)...............    4.12%*     26.96%    -23.41%    -14.68%     -2.10%    38.32%
Net Assets at End of the Period
  (In millions)................   $ 13.8      $ 13.9    $  12.1    $  19.9     $ 26.6    $  9.2
Ratio of Expenses to Average
  Net Assets...................    2.13%       2.09%      2.09%      2.03%      1.92%     2.01%
Ratio of Net Investment Income
  to Average Net Assets........    2.25%       2.68%      2.64%      1.69%      1.17%     1.01%
Portfolio Turnover.............       4%*        27%        29%        35%        44%       32%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets from 1.71% to 1.69%. Per share, ratios and supplemental data for periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             17

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Utility Fund (the "Fund") is organized as a series of Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide its shareholders with capital appreciation and current income. The Fund commenced investment operations on July 28, 1993, with two classes of common shares, Class A and Class B Shares. The distribution of the Fund's Class C Shares commenced on August 13, 1993.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments and preferred stock are stated at value using market quotations or indications of value obtained from an independent pricing service. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Bond discount is accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At March 31, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $64,073,868 which will expire between March 31, 2010 and March 31, 2012.

    At September 30, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $121,152,489
                                                              ============
Gross tax unrealized appreciation...........................  $ 31,950,543
Gross tax unrealized depreciation...........................      (997,426)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 30,953,117
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended March 31, 2004 was as follows:

Distributions paid from:
  Ordinary income...........................................  $4,441,259
  Long-term capital gain....................................         -0-
                                                              ----------
                                                              $4,441,259
                                                              ==========

    As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $4,419,128

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sales transactions.

F. EXPENSE REDUCTIONS During the six months ended September 30, 2004, the Fund's custody fee was reduced by $543 as a result of credits earned on cash balances.

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .65%
Next $500 million...........................................     .60%
Over $1 billion.............................................     .55%

    For the six months ended September 30, 2004, the Fund recognized expenses of approximately $3,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended September 30, 2004, the Fund recognized expenses of approximately $22,800 representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended September 30, 2004, the Fund recognized expenses of approximately $154,400, representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $111,888 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2004. Appreciation/depreciation and distribution received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended September 30, 2004, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $4,072.

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At September 30, 2004, capital aggregated $127,993,990, $31,782,644 and
$21,063,934 for Classes A, B and C, respectively. For the six months ended September 30, 2004, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................     397,042    $  5,959,938
  Class B...................................................     129,510       1,944,044
  Class C...................................................      93,436       1,396,997
                                                              ----------    ------------
Total Sales.................................................     619,988    $  9,300,979
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................      88,933    $  1,331,333
  Class B...................................................      27,719         414,683
  Class C...................................................       8,206         122,774
                                                              ----------    ------------
Total Dividend Reinvestment.................................     124,858    $  1,868,790
                                                              ==========    ============
Repurchases:
  Class A...................................................    (674,489)   $(10,040,504)
  Class B...................................................    (409,194)     (6,080,454)
  Class C...................................................    (133,651)     (1,988,950)
                                                              ----------    ------------
Total Repurchases...........................................  (1,217,334)   $(18,109,908)
                                                              ==========    ============

    At March 31, 2004, capital aggregated $130,743,223, $35,504,371 and
$21,533,113 for Classes A, B and C, respectively. For the year ended March 31, 2004, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................     676,450    $  9,412,795
  Class B...................................................     346,158       4,799,234
  Class C...................................................     257,713       3,614,614
                                                              ----------    ------------
Total Sales.................................................   1,280,321    $ 17,826,643
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     191,978    $  2,717,361
  Class B...................................................      60,920         862,681
  Class C...................................................      16,875         239,084
                                                              ----------    ------------
Total Dividend Reinvestment.................................     269,773    $  3,819,126
                                                              ==========    ============
Repurchases:
  Class A...................................................  (1,577,084)   $(22,036,122)
  Class B...................................................    (707,808)     (9,785,303)
  Class C...................................................    (345,427)     (4,796,070)
                                                              ----------    ------------
Total Repurchases...........................................  (2,630,319)   $(36,617,495)
                                                              ==========    ============

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended September 30, 2004 and the year ended March 31, 2004, 57,696 and 37,677 Class B Shares converted to Class A Shares, respectively and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended September 30, 2004 and the year ended March 31, 2004, 0 and 5 Class C Shares converted to Class A Shares, respectively and are shown in the above tables as sales of Class A Shares and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
                     YEAR OF REDEMPTION                       CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   3.75%               None
Third.......................................................   3.50%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth.......................................................   1.00%               None
Seventh and Thereafter......................................    None               None

    For the six months ended September 30, 2004, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $10,000 and CDSC on redeemed shares of approximately $56,800. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $5,669,065 and $13,877,108, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $1,255,800 and $75,100 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable as been full recovered, any excess 12B-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended September 30, 2004 are payments retained by Van Kampen of approximately $163,800 and payments made to Morgan Stanley, an affiliate of the Adviser, of approximately $15,600.

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN UTILITY FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                      (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 184, 384, 584
                                                 UTLF SAR
                                                 11/04 RN04-02527P-Y09/04

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Mid Cap Growth Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2004.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 9/30/04

                                A SHARES               B SHARES               C SHARES
                             since 12/27/95         since 12/27/95         since 12/27/95
--------------------------------------------------------------------------------------------
                                        W/MAX                  W/MAX                  W/MAX
                                        5.75%                  5.00%                  1.00%
AVERAGE ANNUAL             W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS               CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE

Since Inception             14.39%      13.62%     13.67%      13.67%     13.60%      13.60%

5-year                       3.17        1.95       2.36        2.15       2.39        2.39

1-year                      18.17       11.38      17.31       12.31      17.23       16.23

6-month                      1.63       -4.20       1.24       -3.76       1.24        0.24
--------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception returns for Class B shares reflect their conversion into Class A shares eight years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains.

The S&P 500 Stock Index is generally representative of the U.S. stock market. Russell Midcap()(R) Growth Index is generally representative of mid-capitalization growth stocks. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004

Van Kampen Mid Cap Growth Fund (formerly Van Kampen Growth Fund) is managed by the adviser's U.S. Growth team.(1) Current members include Dennis Lynch, Managing Director; David Cohen, Executive Director; and Sam Chainani, Vice President.

MARKET CONDITIONS

The stock market encountered a number of challenges during the past six months. Oil prices rose throughout the period, nearly reaching $50 per barrel by the end of September, threatening to choke off continued economic growth. Investors also continued to worry about ongoing violence in Iraq and terrorist threats both at home and abroad, as well as what the upcoming U.S. presidential election would mean for stock prices.

The Federal Reserve Board raised short-term interest rates three times during the period. Although the moves were widely anticipated, they helped depress stock valuations, especially for mid- and smaller-cap companies, whose earnings often are hurt the most by rising rates. Nevertheless, mid-cap growth stocks as a group outperformed both large- and small-cap growth stocks during the past six months. Growth stocks across the board, however, tended to underperform value stocks as the environment for corporate profit growth became increasingly challenging. Although companies enjoyed relatively strong earnings during the first half of the period, beginning in the summer many businesses--especially retail and technology companies--found it more difficult to top the prior year's strong results. In the technology sector--a significant portion of the mid-cap growth universe--many companies began seeing a fall-off in demand, a decline that weighed on their earnings and valuations.

PERFORMANCE ANALYSIS

Van Kampen Mid Cap Growth Fund returned 1.63 percent (Class A shares unadjusted for sales charge) for the six-month period ended September 30, 2004. By comparison, the fund's benchmark, the Russell Midcap Growth Index,

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004

------------------------------------------------------------------
                                    RUSSELL MIDCAP   S&P 500
      CLASS A   CLASS B   CLASS C    GROWTH INDEX     INDEX

       1.63%     1.24%     1.24%        -3.32%       -0.18%
------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

(1)Team members may change at any time without notice.
 2
returned -3.32 percent during the same period. The fund's other benchmark, the S&P 500 Index, returned -0.18 percent; this benchmark will not be shown in future reports because the team believes the Russell Midcap Growth Index is a more appropriate size- and style-specific broad-based benchmark than the S&P 500 Index.

The fund's strong performance was helped by our decision to maintain a smaller average weighting in the technology sector relative to the benchmarks. Favorable stock selection in this area, especially in semiconductors and software, also helped performance. For example, Marvell Technology Group, a maker of communications and storage chips, gained after the company reported strong revenue growth during the period. Software maker Adobe Systems also did well for the fund. Adobe benefited from better-than-expected sales of its Creative Suite, an integrated set of design tools for creative professionals. The company also reported a backlog of orders and very low inventory of unsold product, both of which indicated solid customer demand to investors.

Performance also was helped by stock selection in the consumer-discretionary sector. One of the fund's strongest performers in this area was Wynn Resorts, whose head, Steve Wynn, is a leading name in the casino-gaming industry. We bought Wynn Resorts in part because of our favorable view of its forthcoming ventures in Las Vegas and Macau, China. During the period, the stock rose following a successful common-stock offering that enabled the company to retire debt as well as finance its Macau property. A second gaming stock, Station Casinos, also performed well. Station, which has two main businesses--operating Las Vegas casinos catering to the local population and managing gaming centers for Native American tribes--benefited from California's move to license more tribal casinos in the state. Also helping the fund was an investment in Corporate Executive Board, a provider of best-practices research. The company approved a stock-buyback program and recently began offering a dividend.

Although the technology sector helped the fund's overall performance, several stocks in this area did detract very modestly from results. One was Red Hat, the largest distributor of the Linux computer operating system. Red Hat was hurt by declines in both the average selling price of a Linux enterprise subscription and its subscription-renewal rate. Red Hat was sold from the portfolio following a revenue-recognition change that may prompt further investigation. Synopsys, the leading maker of electronic-design-automation software, also detracted from results. The company, whose software helps chipmakers do virtual tests of their products, announced weaker-than-expected third-quarter earnings because of sluggish customer demand. Synopsys also was sold from the fund because of the downturn in the semiconductor industry. In the health-care sector, the fund's performance was slowed by a position in ImClone Systems, a biotechnology company. ImClone's stock fell as sales of the company's new colon cancer drug, Erbitux, began to decelerate in July.

Looking ahead, our continued goal will be to own a portfolio of high-quality growth stocks that could perform well, regardless of current market conditions. We will continue to focus on companies we believe have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies.

There is no guarantee that the securities mentioned will continue to perform well or be held by the fund in the future.

TOP TEN HOLDINGS AS OF 9/30/04
Ultra Petroleum Corp                                                  3.7%
Royal Caribbean Cruises Ltd (Liberia)                                 2.9
Station Casinos, Inc                                                  2.9
Crown Castle International Corp                                       2.0
Fisher Scientific International, Inc                                  1.9
Univision Communications, Inc, Class A                                1.9
Lamar Advertising Co., Class A                                        1.9
GTECH Holdings Corp                                                   1.7
Dade Behring Holdings, Inc                                            1.6
International Game Technology                                         1.6
SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 9/30/04
Casinos & Gaming                                                      7.4%
Health Care Equipment                                                 5.2
Oil & Gas Exploration & Production                                    5.0
Broadcasting & Cable TV                                               4.5
Diversified Commercial Services                                       4.5
Other Diversified Financial Services                                  4.0
Biotechnology                                                         3.9
Communications Equipment                                              3.6
Hotels                                                                3.5
Health Care Supplies                                                  3.1
Semiconductors                                                        2.7
Restaurants                                                           2.6
Advertising                                                           2.4
Pharmaceuticals                                                       2.2
Diversified Metals & Mining                                           1.9
Computer Storage & Peripherals                                        1.8
Oil & Gas Equipment & Services                                        1.7
Application Software                                                  1.7
Publishing                                                            1.6
Specialty Stores                                                      1.6
Multi-Utilities & Unregulated Power                                   1.5
Systems Software                                                      1.5
Construction Materials                                                1.5
Health Care Facilities                                                1.5
Department Stores                                                     1.4
Apparel Retail                                                        1.4
Environmental Services                                                1.4
Gas Utilities                                                         1.2
Packaged Foods                                                        1.2
Home Entertainment Software                                           1.1
Data Processing & Outsourcing Services                                1.1
Specialized Finance                                                   1.0

                                                 (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 9/30/04
                                           (continued from previous page)
Industrial Machinery                                                  1.0%
Air Freight & Couriers                                                1.0
Health Care Distributors                                              1.0
Property & Casualty                                                   1.0
Gold                                                                  1.0
Apparel & Accessories                                                 1.0
Investment Banking & Brokerage                                        1.0
Asset Management & Custody Banks                                      0.9
Real Estate Investment Trusts                                         0.9
Wireless Telecommunication Services                                   0.9
Integrated Oil & Gas                                                  0.8
Homebuilding                                                          0.8
Internet Software & Services                                          0.8
Consumer Electronics                                                  0.8
Paper Packaging                                                       0.7
IT Consulting & Other Services                                        0.5
Computer Hardware                                                     0.5
Food Retail                                                           0.5
Auto Parts & Equipment                                                0.5
Insurance Brokers                                                     0.5
Diversified Banks                                                     0.5
Specialty Chemicals                                                   0.5
Electronic Equipment Manufacturers                                    0.5
Technology Distributors                                               0.5
Semiconductor Equipment                                               0.4
General Merchandise Stores                                            0.4
Aerospace & Defense                                                   0.3
                                                                    -----
Total Long Term Investments                                          99.9%
Repurchase Agreements                                                 0.1
Liabilities in Excess of Other Assets                                 0.0
                                                                    -----
Total Net Assets                                                    100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Furthermore, each Van Kampen open-end fund provides partial lists of its portfolio holdings (such as top 10 or top 15 fund holdings) to the public web site each month with a delay of approximately 15 days.

       You may obtain copies of a fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 4/1/04-9/30/04.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, and $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   4/1/04           9/30/04       4/1/04-9/30/04
Class A
  Actual......................................    $1,000.00        $1,016.26          $ 7.13
  Hypothetical................................     1,000.00         1,017.97            7.13
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,012.40           10.95
  Hypothetical................................     1,000.00         1,014.17           10.96
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,012.40           10.95
  Hypothetical................................     1,000.00         1,014.17           10.96
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.41%, 2.17%, and 2.17% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  99.9%
ADVERTISING  2.4%
Lamar Advertising, Class A (a)..............................   229,200    $  9,537,012
RH Donnelley Corp. (a)......................................    50,100       2,472,936
                                                                          ------------
                                                                            12,009,948
                                                                          ------------
AEROSPACE & DEFENSE  0.3%
Precision Castparts Corp. ..................................    29,200       1,753,460
                                                                          ------------

AIR FREIGHT & COURIERS  1.0%
CH Robinson Worldwide, Inc. ................................   110,150       5,109,858
                                                                          ------------

APPAREL & ACCESSORIES  1.0%
Coach, Inc. (a).............................................   114,600       4,861,332
                                                                          ------------

APPAREL RETAIL  1.4%
Chico's FAS, Inc. (a).......................................   133,600       4,569,120
Urban Outfitters, Inc. (a)..................................    73,900       2,542,160
                                                                          ------------
                                                                             7,111,280
                                                                          ------------
APPLICATION SOFTWARE  1.7%
Autodesk, Inc. .............................................    80,900       3,934,167
Mercury Interactive Corp. (a)...............................   128,673       4,488,114
                                                                          ------------
                                                                             8,422,281
                                                                          ------------
ASSET MANAGEMENT & CUSTODY BANKS  0.9%
Legg Mason, Inc. ...........................................    87,000       4,634,490
                                                                          ------------

AUTO PARTS & EQUIPMENT  0.5%
Gentex Corp. ...............................................    71,400       2,508,282
                                                                          ------------

BIOTECHNOLOGY  3.9%
Amylin Pharmaceuticals, Inc. (a)............................    83,800       1,719,576
Celgene Corp. (a)...........................................    54,225       3,157,522
Charles River Laboratories International, Inc. (a)..........   107,400       4,918,920
Genzyme Corp. (a)...........................................    70,000       3,808,700
Gilead Sciences, Inc. (a)...................................    70,800       2,646,504
ImClone Systems, Inc. (a)...................................    60,800       3,213,280
                                                                          ------------
                                                                            19,464,502
                                                                          ------------
BROADCASTING & CABLE TV  4.5%
NTL, Inc. (a)...............................................   129,073       8,011,561
Radio One, Inc., Class D (a)................................    44,125         627,899
Univision Communications, Inc., Class A (a).................   302,500       9,562,025
XM Satellite Radio Holdings, Inc., Class A (a)..............   137,300       4,259,046
                                                                          ------------
                                                                            22,460,531
                                                                          ------------
CASINOS & GAMING  7.4%
GTECH Holdings Corp. .......................................   330,860       8,377,375
International Game Technology...............................   223,000       8,016,850

 10                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
CASINOS & GAMING (CONTINUED)
Station Casinos, Inc. ......................................   297,400    $ 14,584,496
Wynn Resorts, Ltd. (a)......................................   116,280       6,010,513
                                                                          ------------
                                                                            36,989,234
                                                                          ------------
COMMUNICATIONS EQUIPMENT  3.6%
Avaya, Inc. (a).............................................   235,900       3,288,446
Crown Castle International Corp. (a)........................   671,204       9,987,516
Juniper Networks, Inc. (a)..................................   203,700       4,807,320
                                                                          ------------
                                                                            18,083,282
                                                                          ------------
COMPUTER HARDWARE  0.5%
Apple Computer, Inc. (a)....................................    66,000       2,557,500
                                                                          ------------

COMPUTER STORAGE & PERIPHERALS  1.8%
Lexmark International, Inc., Class A (a)....................    44,000       3,696,440
Network Appliance, Inc. (a).................................   235,500       5,416,500
                                                                          ------------
                                                                             9,112,940
                                                                          ------------
CONSTRUCTION MATERIALS  1.5%
Rinker Group, Inc.--ADR (Australia).........................   120,500       7,548,120
                                                                          ------------

CONSUMER ELECTRONICS  0.8%
Harman International Industries, Inc. ......................    35,800       3,857,450
                                                                          ------------

DATA PROCESSING & OUTSOURCING SERVICES  1.1%
Global Payments, Inc. ......................................   102,050       5,464,777
                                                                          ------------

DEPARTMENT STORES  1.4%
Dollar Tree Stores, Inc. (a)................................   268,125       7,225,969
                                                                          ------------

DIVERSIFIED BANKS  0.5%
UCBH Holdings, Inc. ........................................    59,600       2,328,572
                                                                          ------------

DIVERSIFIED COMMERCIAL SERVICES  4.5%
Apollo Group, Inc., Class A (a).............................    34,600       2,538,602
ChoicePoint, Inc. (a).......................................   110,650       4,719,222
Corporate Executive Board Co. ..............................   124,200       7,606,008
ITT Educational Services, Inc. (a)..........................    55,300       1,993,565
Laureate Education, Inc. (a)................................    99,900       3,718,278
ServiceMaster Co. ..........................................   134,700       1,732,242
                                                                          ------------
                                                                            22,307,917
                                                                          ------------
DIVERSIFIED METALS & MINING  1.9%
Freeport-McMoRan Copper & Gold, Inc., Class B...............   171,600       6,949,800
Phelps Dodge Corp. .........................................    26,500       2,438,795
                                                                          ------------
                                                                             9,388,595
                                                                          ------------
ELECTRONIC EQUIPMENT MANUFACTURERS  0.5%
FLIR Systems, Inc. (a)......................................    39,500       2,310,750
                                                                          ------------

See Notes to Financial Statements                                             11

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES  1.4%
Stericycle, Inc. (a)........................................   148,950    $  6,836,805
                                                                          ------------

FOOD RETAIL  0.5%
Whole Foods Market, Inc. ...................................    29,300       2,513,647
                                                                          ------------

GAS UTILITIES  1.2%
Kinder Morgan, Inc. ........................................    40,000       2,512,800
Western Gas Resources, Inc. ................................   129,400       3,699,546
                                                                          ------------
                                                                             6,212,346
                                                                          ------------
GENERAL MERCHANDISE STORES  0.4%
Kmart Holding Corp. (a).....................................    21,200       1,854,364
                                                                          ------------

GOLD  1.0%
Placer Dome, Inc. (Canada)..................................   246,000       4,890,480
                                                                          ------------

HEALTH CARE DISTRIBUTORS  1.0%
Patterson Co., Inc. (a).....................................    65,200       4,991,712
                                                                          ------------

HEALTH CARE EQUIPMENT  5.2%
Biomet, Inc. ...............................................   111,200       5,213,056
C.R. Bard, Inc. ............................................    90,000       5,096,700
Dade Behring Holdings, Inc. (a).............................   147,000       8,190,546
Kinetic Concepts, Inc. (a)..................................   145,300       7,635,515
                                                                          ------------
                                                                            26,135,817
                                                                          ------------
HEALTH CARE FACILITIES  1.5%
VCA Antech, Inc. (a)........................................   364,800       7,525,824
                                                                          ------------

HEALTH CARE SUPPLIES  3.1%
Fisher Scientific International, Inc. (a)...................   165,936       9,679,047
Gen-Probe, Inc. (a).........................................    77,000       3,069,990
Idexx Labs, Inc. (a)........................................    55,500       2,816,070
                                                                          ------------
                                                                            15,565,107
                                                                          ------------
HOME ENTERTAINMENT SOFTWARE  1.1%
Electronic Arts, Inc. (a)...................................   121,400       5,583,186
                                                                          ------------

HOMEBUILDING  0.8%
NVR, Inc. (a)...............................................     7,295       4,019,545
                                                                          ------------

HOTELS  3.5%
Four Seasons Hotels, Inc. (Canada)..........................    43,500       2,788,350
Royal Caribbean Cruises Ltd. (Liberia)......................   336,101      14,654,004
                                                                          ------------
                                                                            17,442,354
                                                                          ------------
INDUSTRIAL MACHINERY  1.0%
Graco, Inc. ................................................   154,600       5,179,100
                                                                          ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
INSURANCE BROKERS  0.5%
Brown & Brown, Inc. ........................................    52,500    $  2,399,250
                                                                          ------------

INTEGRATED OIL & GAS  0.8%
Suncor Energy, Inc. (Canada)................................   131,400       4,206,114
                                                                          ------------

INTERNET SOFTWARE & SERVICES  0.8%
Ask Jeeves, Inc. (a)........................................   120,600       3,944,826
                                                                          ------------

INVESTMENT BANKING & BROKERAGE  1.0%
Ameritrade Holding Corp. (a)................................   396,700       4,764,367
                                                                          ------------

IT CONSULTING & OTHER SERVICES  0.5%
Cognizant Technology Solutions Corp., Class A (a)...........    87,700       2,675,727
                                                                          ------------

MULTI-UTILITIES & UNREGULATED POWER  1.5%
AES Corp. (a)...............................................   244,600       2,443,554
Questar Corp. ..............................................   115,800       5,305,956
                                                                          ------------
                                                                             7,749,510
                                                                          ------------
OIL & GAS EQUIPMENT & SERVICES  1.7%
BJ Services Co. ............................................    72,300       3,789,243
Smith International, Inc. (a)...............................    81,525       4,951,013
                                                                          ------------
                                                                             8,740,256
                                                                          ------------
OIL & GAS EXPLORATION & PRODUCTION  5.0%
Patina Oil & Gas Corp. .....................................    90,000       2,661,300
Ultra Petroleum Corp. (a)...................................   377,861      18,534,082
XTO Energy, Inc. ...........................................   121,800       3,956,064
                                                                          ------------
                                                                            25,151,446
                                                                          ------------
OTHER DIVERSIFIED FINANCIAL SERVICES  4.0%
Brascan Corp., Class A (Canada).............................   243,500       7,353,700
Chicago Mercantile Exchange.................................    29,200       4,709,960
Doral Financial Corp. (Puerto Rico).........................    62,200       2,579,434
Iron Mountain, Inc. (a).....................................   154,275       5,222,209
                                                                          ------------
                                                                            19,865,303
                                                                          ------------
PACKAGED FOODS  1.2%
Hershey Foods Corp. ........................................    73,000       3,409,830
McCormick & Co., Inc. ......................................    72,900       2,503,386
                                                                          ------------
                                                                             5,913,216
                                                                          ------------
PAPER PACKAGING  0.7%
Sealed Air Corp. (a)........................................    81,150       3,761,302
                                                                          ------------

PHARMACEUTICALS  2.2%
Allergan, Inc. .............................................    25,500       1,850,025
Elan Corp.--ADR (Ireland) (a)...............................   110,300       2,581,020
Inamed Corp. (a)............................................   135,900       6,478,353
                                                                          ------------
                                                                            10,909,398
                                                                          ------------

See Notes to Financial Statements                                             13

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
PROPERTY & CASUALTY  1.0%
White Mountains Insurance Group Ltd. (Bermuda)..............     9,320    $  4,902,320
                                                                          ------------

PUBLISHING  1.6%
Dex Media, Inc. (a).........................................    82,800       1,752,876
Getty Images, Inc. (a)......................................    65,000       3,594,500
Washington Post, Class B....................................     2,715       2,497,800
                                                                          ------------
                                                                             7,845,176
                                                                          ------------
REAL ESTATE INVESTMENT TRUSTS  0.9%
Plum Creek Timber Co., Inc. ................................   130,700       4,578,421
                                                                          ------------

RESTAURANTS  2.6%
Outback Steakhouse, Inc. ...................................   111,000       4,609,830
P.F. Chang's China Bistro, Inc. (a).........................   109,520       5,310,625
Sonic Corp. (a).............................................   115,100       2,950,013
                                                                          ------------
                                                                            12,870,468
                                                                          ------------
SEMICONDUCTOR EQUIPMENT  0.4%
Kla-Tencor Corp. (a)........................................    45,225       1,875,933
                                                                          ------------

SEMICONDUCTORS  2.7%
Altera Corp. (a)............................................   135,200       2,645,864
Linear Technology Corp. ....................................   139,500       5,055,480
Marvell Technology Group, Ltd. (Bermuda) (a)................   213,200       5,570,916
                                                                          ------------
                                                                            13,272,260
                                                                          ------------
SPECIALIZED FINANCE  1.0%
Moody's Corp. ..............................................    71,200       5,215,400
                                                                          ------------

SPECIALTY CHEMICALS  0.5%
Ecolab, Inc. ...............................................    74,050       2,328,132
                                                                          ------------

SPECIALTY STORES  1.6%
PETsMART, Inc. .............................................   214,040       6,076,596
Toys 'R' Us, Inc. (a).......................................    97,900       1,736,746
                                                                          ------------
                                                                             7,813,342
                                                                          ------------
SYSTEMS SOFTWARE  1.5%
Adobe Systems, Inc. ........................................   152,900       7,563,963
                                                                          ------------

TECHNOLOGY DISTRIBUTORS  0.5%
CDW Corp. ..................................................    39,420       2,287,543
                                                                          ------------

WIRELESS TELECOMMUNICATION SERVICES  0.9%
NII Holdings, Inc., Class B (a).............................   103,555       4,267,502
                                                                          ------------
TOTAL LONG-TERM INVESTMENTS  99.9%
(Cost $437,626,671)....................................................    499,162,532

 14                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

DESCRIPTION                                                                  VALUE
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT  0.1%
UBS Securities LLC ($541,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.73%, dated
  09/30/04, to be sold on 10/01/04 at $541,026)
  (Cost $541,000)......................................................   $    541,000
                                                                          ------------

TOTAL INVESTMENTS  100.0%
  (Cost $438,167,671)..................................................    499,703,532
LIABILITIES IN EXCESS OF OTHER ASSETS  0.0%............................       (215,790)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $499,487,742
                                                                          ============

    Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             15

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $438,167,671).......................  $499,703,532
Cash........................................................        54,043
Receivables:
  Investments Sold..........................................     4,801,859
  Fund Shares Sold..........................................       844,249
  Dividends.................................................        47,847
Other.......................................................       120,218
                                                              ------------
    Total Assets............................................   505,571,748
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     2,865,038
  Fund Shares Repurchased...................................     1,832,575
  Distributor and Affiliates................................       626,859
  Investment Advisory Fee...................................       295,916
Accrued Expenses............................................       312,946
Trustees' Deferred Compensation and Retirement Plans........       150,672
                                                              ------------
    Total Liabilities.......................................     6,084,006
                                                              ------------
NET ASSETS..................................................  $499,487,742
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $480,811,907
Net Unrealized Appreciation.................................    61,535,861
Accumulated Net Investment Loss.............................    (2,916,729)
Accumulated Net Realized Loss...............................   (39,943,297)
                                                              ------------
NET ASSETS..................................................  $499,487,742
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $319,574,870 and 16,493,518 shares of
    beneficial interest issued and outstanding).............  $      19.38
    Maximum sales charge (5.75%* of offering price).........          1.18
                                                              ------------
    Maximum offering price to public........................  $      20.56
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $141,090,211 and 7,855,594 shares of
    beneficial interest issued and outstanding).............  $      17.96
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $38,822,661 and 2,161,800 shares of
    beneficial interest issued outstanding).................  $      17.96
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

 16                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended September 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $12,847).....  $   835,801
Interest....................................................       69,345
                                                              -----------
    Total Income............................................      905,146
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,662,633
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $353,886, $620,625 and $166,915,
  respectively).............................................    1,141,426
Shareholder Services........................................      639,506
Custody.....................................................       49,121
Legal.......................................................       20,010
Trustees' Fees and Related Expenses.........................       17,159
Other.......................................................      213,093
                                                              -----------
    Total Expenses..........................................    3,742,948
    Investment Advisory Fee Reduction.......................       12,474
    Less Credits Earned on Cash Balances....................        6,418
                                                              -----------
    Net Expenses............................................    3,724,056
                                                              -----------
NET INVESTMENT LOSS.........................................  $(2,818,910)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 4,574,914
  Foreign Currency Transactions.............................          158
                                                              -----------
Net Realized Gain...........................................    4,575,072
                                                              -----------
Net Unrealized Appreciation During the Period...............    3,547,731
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 8,122,803
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 5,303,893
                                                              ===========

See Notes to Financial Statements                                             17

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED       YEAR ENDED
                                                        SEPTEMBER 30, 2004    MARCH 31, 2004
                                                        ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss...................................     $ (2,818,910)      $  (4,862,158)
Net Realized Gain.....................................        4,575,072          80,430,443
Net Unrealized Appreciation During the Period.........        3,547,731          36,823,530
                                                           ------------       -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...        5,303,893         112,391,815
                                                           ------------       -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................      160,457,327         182,758,804
Cost of Shares Repurchased............................      (62,428,802)       (192,287,893)
                                                           ------------       -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....       98,028,525          (9,529,089)
                                                           ------------       -------------
TOTAL INCREASE IN NET ASSETS..........................      103,332,418         102,862,726
NET ASSETS:
Beginning of the Period...............................      396,155,324         293,292,598
                                                           ------------       -------------
End of the Period (Including accumulated net
  investment loss of $2,916,729 and $97,819,
  respectively).......................................     $499,487,742       $ 396,155,324
                                                           ============       =============

 18                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                            SIX MONTHS
                               ENDED                         YEAR ENDED MARCH 31,
CLASS A SHARES             SEPTEMBER 30,   ---------------------------------------------------------
                               2004         2004        2003         2002         2001         2000
                           -------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD...........    $ 19.07      $13.89      $ 18.95      $ 18.60      $ 40.22      $23.30
                              -------      ------      -------      -------      -------      ------
  Net Investment Loss.....       (.09)(a)    (.18)(a)     (.13)(a)     (.19)(a)     (.30)(a)    (.32)(a)
  Net Realized and
    Unrealized
    Gain/Loss.............        .40        5.36        (4.93)         .57       (13.82)      20.61
                              -------      ------      -------      -------      -------      ------
Total from Investment
  Operations..............        .31        5.18        (5.06)         .38       (14.12)      20.29
Less Distributions from
  Net Realized Gain.......        -0-         -0-          -0-          .03         7.50        3.37
                              -------      ------      -------      -------      -------      ------
NET ASSET VALUE, END OF
  THE PERIOD..............    $ 19.38      $19.07      $ 13.89      $ 18.95      $ 18.60      $40.22
                              =======      ======      =======      =======      =======      ======

Total Return (b)..........      1.63%**    37.29%      -26.70%        2.06%      -38.95%      93.18%
Net Assets at End of the
  Period (In millions)....    $ 319.6      $260.2      $ 190.7      $ 169.1      $  95.5      $106.3
Ratio of Expenses to
  Average Net Assets......      1.41%       1.48%        1.54%        1.43%        1.33%       1.44%
Ratio of Net Investment
  Loss to Average Net
  Assets..................     (1.00%)     (1.05%)       (.89%)      (1.02%)      (1.00%)     (1.14%)
Portfolio Turnover........        52%**      268%         180%         127%         172%        170%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to
     Average Net Assets...      1.42%         N/A          N/A          N/A          N/A         N/A
   Ratio of Net Investment
     Loss to Average Net
     Assets...............     (1.01%)        N/A          N/A          N/A          N/A         N/A

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within 18 months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rules 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             19

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                            SIX MONTHS
                               ENDED                         YEAR ENDED MARCH 31,
CLASS B SHARES             SEPTEMBER 30,   ---------------------------------------------------------
                               2004         2004        2003         2002         2001         2000
                           -------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD...........    $ 17.74      $13.02      $ 17.90      $ 17.70      $ 39.06      $22.87
                              -------      ------      -------      -------      -------      ------
  Net Investment Loss.....       (.15)(a)    (.29)(a)     (.24)(a)     (.31)(a)     (.52)(a)    (.52)(a)
  Net Realized and
    Unrealized
    Gain/Loss.............        .37        5.01        (4.64)         .54       (13.34)      20.08
                              -------      ------      -------      -------      -------      ------
Total from Investment
  Operations..............        .22        4.72        (4.88)         .23       (13.86)      19.56
Less Distributions from
  Net Realized Gain.......        -0-         -0-          -0-          .03         7.50        3.37
                              -------      ------      -------      -------      -------      ------
NET ASSET VALUE, END OF
  THE PERIOD..............    $ 17.96      $17.74      $ 13.02      $ 17.90      $ 17.70      $39.06
                              =======      ======      =======      =======      =======      ======

Total Return (b)..........      1.24%**    36.25%      -27.26%        1.32%      -39.49%      91.74%
Net Assets at End of the
  Period (In millions)....    $ 141.1      $107.7      $  81.1      $ 116.8      $  97.0      $115.6
Ratio of Expenses to
  Average Net Assets......      2.17%       2.24%        2.27%        2.19%        2.10%       2.18%
Ratio of Net Investment
  Loss to Average Net
  Assets..................     (1.76%)     (1.81%)      (1.63%)      (1.78%)      (1.77%)     (1.89%)
Portfolio Turnover........        52%**      268%         180%         127%         172%        170%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to
     Average Net Assets...      2.18%         N/A          N/A          N/A          N/A         N/A
   Ratio of Net Investment
     Loss to Average Net
     Assets...............     (1.77%)        N/A          N/A          N/A          N/A         N/A

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

 20                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                            SIX MONTHS
                               ENDED                         YEAR ENDED MARCH 31,
CLASS C SHARES             SEPTEMBER 30,   ---------------------------------------------------------
                               2004         2004        2003         2002         2001         2000
                           -------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD...........    $ 17.74      $13.02      $ 17.89      $ 17.69      $ 39.01      $22.87
                              -------      ------      -------      -------      -------      ------
  Net Investment Loss.....       (.15)(a)    (.29)(a)     (.23)(a)     (.31)(a)     (.50)(a)    (.52)(a)
  Net Realized and
    Unrealized
    Gain/Loss.............        .37        5.01        (4.64)         .54       (13.32)      20.03
                              -------      ------      -------      -------      -------      ------
Total from Investment
  Operations..............        .22        4.72        (4.87)         .23       (13.82)      19.51
Less Distributions from
  Net Realized Gain.......        -0-         -0-          -0-          .03         7.50        3.37
                              -------      ------      -------      -------      -------      ------
NET ASSET VALUE, END OF
  THE PERIOD..............    $ 17.96      $17.74      $ 13.02      $ 17.89      $ 17.69      $39.01
                              =======      ======      =======      =======      =======      ======

Total Return (b)..........      1.24%**    36.25%      -27.22%        1.32%      -39.43%      91.52%
Net Assets at End of the
  Period (In millions)....    $  38.8      $ 28.2      $  21.5      $  22.7      $  13.7      $ 11.8
Ratio of Expenses to
  Average Net Assets......      2.17%       2.24%        2.29%        2.19%        2.10%       2.19%
Ratio of Net Investment
  Loss to Average Net
  Assets..................     (1.76%)     (1.81%)      (1.62%)      (1.78%)      (1.77%)     (1.89%)
Portfolio Turnover........        52%**      268%         180%         127%         172%        170%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to
     Average Net Assets...      2.18%         N/A          N/A          N/A          N/A         N/A
   Ratio of Net Investment
     Loss to Average Net
     Assets...............     (1.77%)        N/A          N/A          N/A          N/A         N/A

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             21

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Mid Cap Growth Fund (formerly, Van Kampen Growth Fund) (the "Fund") is organized as a diversified series of the Van Kampen Equity Trust, a Delaware statutory trust, which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth. The Fund commenced investment operations on December 27, 1995, with three classes of common shares, Class A, Class B and Class C.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At March 31, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $43,365,950 which will expire on March 31, 2011.

    At September 30, 2004, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $439,309,887
                                                              ============
Gross tax unrealized appreciation...........................  $ 69,859,185
Gross tax unrealized depreciation...........................    (9,465,540)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 60,393,645
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended September 30, 2004, the Fund's custody fee was reduced by $6,418 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .75%
Next $500 million...........................................     .70%
Over $1 billion.............................................     .65%

    Effective June 28, 2004, the Adviser began waiving 1 basis point of the Fund's investment advisory fee. For the period June 28, 2004 to September 30, 2004, the Adviser waived $12,474 of its investment advisory fee. This represents ..01% of its average net assets for the period. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the six months ended September 30, 2004, the Fund recognized expenses of approximately $8,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to the fund. For the six months ended September 30, 2004, the Fund recognized expenses of approximately $27,500 representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended September 30, 2004, the Fund recognized expenses of approximately $543,000 representing transfer agency fees paid to VKIS. The transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $92,627 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended September 30, 2004, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $1,834.

3. CAPITAL TRANSACTIONS

At September 30, 2004, capital aggregated $292,843,894, $150,241,874 and
$37,726,139 for Classes A, B and C, respectively. For the six months ended September 30, 2004, transactions were as follows:

                                                                SHARES        VALUE
Sales:
  Class A...................................................   5,123,873   $ 97,872,622
  Class B...................................................   2,596,472     46,811,639
  Class C...................................................     878,528     15,773,066
                                                              ----------   ------------
Total Sales.................................................   8,598,873   $160,457,327
                                                              ==========   ============
Repurchases:
  Class A...................................................  (2,275,375)  $(42,988,044)
  Class B...................................................    (812,056)   (14,094,820)
  Class C...................................................    (308,111)    (5,345,938)
                                                              ----------   ------------
Total Repurchases...........................................  (3,395,542)  $(62,428,802)
                                                              ==========   ============

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

    At March 31, 2004, capital aggregated $241,126,482, $121,091,257 and
$29,374,583 for Classes A, B and C, respectively. For the year ended March 31, 2004, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................    9,219,238   $ 155,626,965
  Class B...................................................    1,217,879      19,116,959
  Class C...................................................      510,829       8,014,880
                                                              -----------   -------------
Total Sales.................................................   10,947,946   $ 182,758,804
                                                              ===========   =============
Repurchases:
  Class A...................................................   (9,303,106)  $(161,368,238)
  Class B...................................................   (1,371,275)    (21,866,540)
  Class C...................................................     (572,474)     (9,053,115)
                                                              -----------   -------------
Total Repurchases...........................................  (11,246,855)  $(192,287,893)
                                                              ===========   =============

    Class B Shares and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. For the six months ended September 30, 2004 and the year ended March 31, 2004, 37,419 and 30,996 Class B Shares converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A and repurchases of Class B shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                               CONTINGENT DEFERRED
                                                                  SALES CHARGE
                                                                 AS A PERCENTAGE
                                                                OF DOLLAR AMOUNT
                                                                SUBJECT TO CHARGE
                                                              ---------------------
YEAR OF REDEMPTION                                            CLASS B       CLASS C
First.......................................................   5.00%         1.00%
Second......................................................   4.00%          None
Third.......................................................   3.00%          None
Fourth......................................................   2.50%          None
Fifth.......................................................   1.50%          None
Sixth and Thereafter........................................    None          None

    For the six months ended September 30, 2004, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $113,800 and CDSC on redeemed shares of approximately $138,100. Sales charges do not represent expenses of the Fund.

    On June 25, 2004, the Fund acquired all of the assets and liabilities of the former Van Kampen Mid Cap Growth Fund through a tax free reorganization approved by Mid Cap Growth shareholders on June 23, 2004. The Fund issued 1,796,405, 2,017,431 and

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

549,701 shares of Classes A, B and C valued at $35,155,638, $36,676,900 and $9,993,563, respectively, in exchange for Mid Cap Growth's net assets. The shares of Mid Cap Growth were converted into Fund shares at a ratio of .427 to 1, .445 to 1 and .446 to 1 for Classes A, B and C, respectively. Net unrealized appreciation of Mid Cap Growth as of June 25, 2004 was $8,808,940. Shares issued in connection with this reorganization are included in proceeds from shares sold for the six months ended September 30, 2004. Combined net assets on the day of reorganization were $502,458,843.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $319,751,512 and $228,884,446, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to 0.25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $2,038,700 and $36,800 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended September 30, 2004, are payments retained by Van Kampen of approximately $245,500 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $127,700.

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. Then consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds.

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

7. INDEMNIFICATIONS

The fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN MID CAP GROWTH FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                      (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 86, 186, 286
                                                 GF SAR 11/04 RN04-02551P-Y09/04

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Small Cap Growth Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2004.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 9/30/04

                                A SHARES               B SHARES               C SHARES
                                11/27/00               11/27/00               11/27/00
--------------------------------------------------------------------------------------------
                                        W/MAX                  W/MAX                  W/MAX
                                        5.75%                  5.00%                  1.00%
AVERAGE ANNUAL             W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS               CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE

Since Inception             -8.33%      -9.73%     -8.97%      -9.57%     -9.00%      -9.00%

1-year                      17.18       10.49      16.36       11.36      16.19       15.19

6-month                      0.56       -5.17       0.29       -4.71       0.14       -0.86
--------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's return would have been lower. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 2000(R) Growth Index is generally representative of the U.S. market for small-capitalization stocks. It contains securities that growth managers typically select from the Russell 2000(R) Index. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper, Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004

Van Kampen Small Cap Growth Fund is managed by the adviser's Multi-Cap Growth team.(1) Current members include Gary Lewis, Managing Director of the adviser; Dudley Brickhouse, Janet Luby, and David Walker, Executive Directors of the adviser; Matthew Hart, Vice President of the adviser; and Scott Miller, Senior Associate of the adviser.

MARKET CONDITIONS

The past six months proved to be a challenging time for the U.S. stock market. Investors had to contend with a litany of concerns, including instability in Iraq, sharply rising oil prices and uncertainty associated with the elections. In addition, the U.S. economy failed to deliver the robust growth that the markets had been anticipating. The perceived sluggishness in the economy created a difficult backdrop for high-growth stocks by making rapid rates of growth more difficult to maintain. Within the high-growth segment of the market, however, higher-quality growth stocks generally outperformed. This was a distinct reversal from the investment environment of 2003 and the first quarter of this year, when faster-growing, lower-quality companies outperformed by a wide margin.

PERFORMANCE ANALYSIS

Van Kampen Small Cap Growth Fund returned 0.56 percent for the six months ended September 30, 2004 (Class A shares unadjusted for sales charge). The fund's benchmark, the Russell 2000 Growth Index, returned -5.92 percent for the same period, while the average return of the funds in Lipper's Small-Cap Growth category was -6.57 percent.

We seek to avoid what we believe are lower-quality stocks within the small-cap area. While this approach contributed to underperformance in the speculative environment of 2003, it has proven beneficial for the type of market we have experienced so far this year. Notably, our investment style helped the fund avoid being hurt by the numerous "blow-ups" among individual companies during the period.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDING SEPTEMBER 30, 2004

-------------------------------------------------------
                                       RUSSELL
                                       2000(R)
      CLASS A   CLASS B   CLASS C   GROWTH INDEX

       0.56%     0.29%     0.14%       -5.92%
-------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

(1)Team members may change at any time without notice.
 2

In terms of the fund's sector positioning, the most significant contributor was its position in energy stocks, which have been boosted by the continued strength in the prices of oil and gas. The fund was helped by holding a significant overweight relative to the benchmark. Stock selection was also favorable, as the fund benefited from the robust performance of holdings such as Southwest Energy, Hydril, Houston Exploration, Holly Corp. and Maverick Tube. We are maintaining the fund's overweight in this group, and we continue to look for opportunities in the stocks of drilling companies, which is the subsector that we believe should benefit most directly from higher energy prices.

The fund's performance was also helped by its positioning within the consumer-discretionary sector. Stocks in this group were performing poorly earlier this year on fears that the slow rate of job growth would crimp consumer spending. However, we believed that opportunities were plentiful to buy attractive growth companies. We established an overweight in the sector, which helped fund performance when the group eventually staged a rebound. Some of the fund's best performers were stocks that cater to the teen retail market, such as Pacific Sunwear, Aeropostale, Decker's Outdoor (which makes the popular Ugg boots) and Claire's Stores, which has regularly been posting year-over-year monthly same-store sales growth in excess of the average for the broader retail category.

While making this contrarian call in consumer-discretionary stocks proved beneficial, fund performance was hurt by our failure to take advantage of a similar opportunity in financials. In retrospect, it should have been evident in early 2004 that growth opportunities in the sector were better than the market was anticipating. At the time, financial stocks were depressed by concerns about deteriorating consumer credit, a possible housing "bubble" and the likelihood of higher interest rates. Although these fears had been baked into stock prices, the fund maintained an underweight in the group, and this prevented the fund from taking full advantage of its subsequent rally. To a lesser degree, the fund was hurt by an underweight in industrial stocks; however, the fund's positions in defense-related names helped performance given the increased government spending in this area. This underweight had only a minor effect on performance since industrials make up a relatively small portion of the small-cap growth benchmark.

Several other elements of the fund's positioning helped its performance. Our stock selection within health care was a positive, as we emphasized biotechnology stocks, which outperformed, while downplaying pharmaceutical stocks, which lagged. A top performer within biotech was Imclone Systems, whose colorectal cancer drug Erbitux was approved by the Food and Drug Administration in February. The fund also maintained an underweight in information technology, based on our view that the market has been expecting an unrealistic rate of growth in earnings and profit margins for companies in the industry. This underweight proved to be a sound decision, as technology was the worst performing sector during the semiannual period. However, we believe expectations have returned to more reasonable levels and we now are finding attractive opportunities in the sector in the wake of its six-month decline.

Despite the recent instability in the stock market, we remain cautiously optimistic on the outlook for small-cap stocks. Naturally, slower economic growth would be a negative for the asset class. However, even if the recent "soft patch" in the economy proves to be a more enduring slowdown than the markets are expecting, this could in fact prove to be a positive for the fund's relative performance since investors may seek cover in the type of higher-quality companies in which we invest.

There is no guarantee the securities mentioned will continue to perform well or be held by the fund in the future.

TOP 10 HOLDINGS AS OF 9/30/04
Ansys, Inc.                                                           1.2%
Trimble Navigation Ltd.                                               1.2
Perrigo Co                                                            1.1
Penn National Gaming Inc.                                             1.1
United Defense Industries Inc.                                        1.1
UICI                                                                  1.1
Sierra Health Services Inc.                                           1.0
Scansource Inc.                                                       1.0
Connetics Corp.                                                       1.0
Maverick Tube Corp.                                                   1.0

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 9/30/04

Health Care Equipment                                                 5.5%
Pharmaceuticals                                                       4.5
Electronic Equipment Manufacturers                                    3.6
Biotechnology                                                         3.6
Industrial Machinery                                                  3.3
Apparel Retail                                                        2.7
Steel                                                                 2.6
Application Software                                                  2.6
Trucking                                                              2.4
Aerospace & Defense                                                   2.3
Health Care Distributors                                              2.2
Thrifts & Mortgage Finance                                            2.2
Internet Software & Services                                          2.2
Oil & Gas Equipment & Services                                        2.2
Casinos & Gaming                                                      2.0
Distributors                                                          2.0
Apparel & Accessories                                                 1.9
Oil & Gas Exploration & Production                                    1.7
Specialty Stores                                                      1.7
Regional Banks                                                        1.6
Health Care Services                                                  1.5
Technology Distributors                                               1.5
Semiconductors                                                        1.5
Restaurants                                                           1.5
Diversified Commercial Services                                       1.4
Gas Utilities                                                         1.4
Communications Equipment                                              1.4
Catalog Retail                                                        1.3
Computer Storage & Peripherals                                        1.2
Oil & Gas Refining & Marketing                                        1.2
Electronic Manufacturing Services                                     1.2
Air Freight & Couriers                                                1.1

                                                 (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 9/30/04
                                           (continued from previous page)
Homebuilding                                                          1.1
IT Consulting & Other Services                                        1.1
Life & Health Insurance                                               1.1
Marine                                                                1.1
Multi-line Insurance                                                  1.0
Construction & Farm Machinery                                         1.0
Managed Health Care                                                   1.0
Environmental Services                                                1.0
Personal Products                                                     0.9
Advertising                                                           0.9
Motorcycle Manufacturers                                              0.9
Integrated Telecommunication Services                                 0.8
Industrial Conglomerates                                              0.8
Electrical Components & Equipment                                     0.8
Integrated Oil & Gas                                                  0.7
Computer & Electronics Retail                                         0.7
Forest Products                                                       0.7
Household Products                                                    0.6
Wireless Telecommunication Services                                   0.6
Health Care Supplies                                                  0.6
Home Furnishings                                                      0.6
Metal & Glass Containers                                              0.6
Property & Casualty                                                   0.6
Employment Services                                                   0.6
Data Processing & Outsourcing Services                                0.6
Auto Parts & Equipment                                                0.6
Automobile Manufacturers                                              0.5
Health Care Facilities                                                0.5
Textile                                                               0.5
Construction Materials                                                0.5
Building Products                                                     0.5
Commodity Chemicals                                                   0.5
Household Appliances                                                  0.5
Fertilizers & Agricultural Chemicals                                  0.5
Construction & Engineering                                            0.5
Semiconductor Equipment                                               0.4
Internet Retail                                                       0.4
Systems Software                                                      0.4

                                                 (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 9/30/04
                                           (continued from previous page)
Leisure Products                                                      0.3
Specialized Finance                                                   0.3
                                                                    -----
Total Long-Term Investments                                          96.3%
Short-Term Investments                                                5.7
Liabilities in Excess of Other Assets                               (2.0)
                                                                    -----
Net Assets                                                          100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Holdings are as a percentage of long-term investments. Summary of investments by industry classification are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Furthermore, each Van Kampen open-end fund provides partial lists of its portfolio holdings (such as top 10 or top 15 fund holdings) to the public web site each month with a delay of approximately 15 days.

       You may obtain copies of a fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 4/1/04-9/30/04.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, and $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   4/1/04           9/30/04       4/1/04-9/30/04
Class A
  Actual......................................    $1,000.00        $1,005.62          $8.04
  Hypothetical................................     1,000.00         1,017.07           8.09
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,002.88          11.80
  Hypothetical................................     1,000.00         1,013.27          11.86
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,001.44          11.79
  Hypothetical................................     1,000.00         1,013.27          11.86
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.60%, 2.35%, and 2.35% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 188/365 (to reflect the one-half year period). These ratios reflect an expense cap.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
COMMON STOCKS  96.3%
ADVERTISING  0.9%
Ventiv Health, Inc. (a).....................................   50,000     $   847,500
                                                                          -----------

AEROSPACE & DEFENSE  2.3%
Hexcel Corp. (a)............................................   25,000         345,500
Innovative Solutions & Support, Inc. (a)....................   10,000         245,300
Teledyne Technologies, Inc. (a).............................   25,000         626,000
United Defense Industries, Inc. (a).........................   25,000         999,750
                                                                          -----------
                                                                            2,216,550
                                                                          -----------
AIR FREIGHT & COURIERS  1.1%
Forward Air Corp. (a).......................................   12,500         500,250
UTI Worldwide, Inc. (British Virgin Islands)................   10,000         588,100
                                                                          -----------
                                                                            1,088,350
                                                                          -----------
APPAREL & ACCESSORIES  1.9%
Deckers Outdoor Corp. (a)...................................   17,500         595,000
Oxford Industries, Inc. ....................................   15,000         558,750
Quiksilver, Inc. (a)........................................   25,000         635,500
                                                                          -----------
                                                                            1,789,250
                                                                          -----------
APPAREL RETAIL  2.7%
Aeropostale, Inc. (a).......................................    7,500         196,500
American Eagle Outfitters, Inc. ............................   15,000         552,750
Bebe Stores, Inc. ..........................................   25,000         528,000
Claire's Stores, Inc. ......................................   30,000         751,200
Pacific Sunwear of California, Inc. (a).....................   25,000         526,250
                                                                          -----------
                                                                            2,554,700
                                                                          -----------
APPLICATION SOFTWARE  2.6%
Ansys, Inc. (a).............................................   22,500       1,118,925
Catapult Communications Corp. (a)...........................   12,500         235,500
Kronos, Inc. (a)............................................   10,000         442,900
Ulticom, Inc. (a)...........................................   50,000         738,500
                                                                          -----------
                                                                            2,535,825
                                                                          -----------
AUTO PARTS & EQUIPMENT  0.6%
Tenneco Automotive, Inc. (a)................................   40,000         524,000
                                                                          -----------

AUTOMOBILE MANUFACTURERS  0.5%
Winnebago Industries, Inc. .................................   15,000         519,600
                                                                          -----------

BIOTECHNOLOGY  3.6%
Celgene Corp. (a)...........................................    7,500         436,725
Gilead Sciences, Inc. (a)...................................   15,000         560,700
Incyte Corp. (a)............................................   25,000         240,750
Inspire Pharmaceutical, Inc. (a)............................   30,000         471,900
MGI Pharma, Inc. (a)........................................   20,000         533,800
Neurocrine Biosciences, Inc. (a)............................   12,500         589,500
SFBC International, Inc. (a)................................   25,000         657,750
                                                                          -----------
                                                                            3,491,125
                                                                          -----------

See Notes to Financial Statements                                             11

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
BUILDING PRODUCTS  0.5%
Ceradyne, Inc. (a)..........................................   11,000     $   483,010
                                                                          -----------

CASINOS & GAMING  2.0%
Penn National Gaming, Inc. (a)..............................   25,000       1,010,000
Shuffle Master, Inc. (a)....................................   12,500         468,250
Station Casinos, Inc. ......................................   10,000         490,400
                                                                          -----------
                                                                            1,968,650
                                                                          -----------
CATALOG RETAIL  1.3%
Coldwater Creek, Inc. (a)...................................   22,500         469,575
MSC Industrial Direct, Inc., Class A........................   22,500         766,800
                                                                          -----------
                                                                            1,236,375
                                                                          -----------
COMMODITY CHEMICALS  0.5%
Headwaters, Inc. (a)........................................   15,000         462,900
                                                                          -----------

COMMUNICATIONS EQUIPMENT  1.4%
Ditech Communications Corp. (a).............................   40,000         895,600
Plantronics, Inc. ..........................................   10,000         432,400
                                                                          -----------
                                                                            1,328,000
                                                                          -----------
COMPUTER & ELECTRONICS RETAIL  0.7%
Electronics Boutique Holdings Corp. (a).....................   20,000         682,000
                                                                          -----------

COMPUTER STORAGE & PERIPHERALS  1.2%
Avid Technology, Inc. (a)...................................   12,500         585,875
Novatel Wireless, Inc. (a)..................................   25,000         587,500
                                                                          -----------
                                                                            1,173,375
                                                                          -----------
CONSTRUCTION & ENGINEERING  0.5%
Perini Corp. (a)............................................   30,000         427,800
                                                                          -----------

CONSTRUCTION & FARM MACHINERY  1.0%
Cummins, Inc. ..............................................    7,500         554,175
Oshkosh Truck Corp. ........................................    7,500         427,950
                                                                          -----------
                                                                              982,125
                                                                          -----------
CONSTRUCTION MATERIALS  0.5%
Florida Rock Industries, Inc. ..............................   10,000         489,900
                                                                          -----------

DATA PROCESSING & OUTSOURCING SERVICES  0.6%
Global Payments, Inc. ......................................   10,000         535,500
                                                                          -----------

DISTRIBUTORS  2.0%
Aviall, Inc. (a)............................................   22,500         459,000
Navarre Corp. (a)...........................................   50,000         724,500
WESCO International, Inc. (a)...............................   30,000         727,500
                                                                          -----------
                                                                            1,911,000
                                                                          -----------

 12                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES  1.4%
Apollo Group, Inc., Class A (a).............................        1     $        73
Labor Ready, Inc. (a).......................................   50,000         701,000
Navigant Consulting, Inc. (a)...............................   30,000         658,800
                                                                          -----------
                                                                            1,359,873
                                                                          -----------
ELECTRICAL COMPONENTS & EQUIPMENT  0.8%
Ametek, Inc. ...............................................   15,000         454,800
II-VI, Inc. (a).............................................    7,500         262,575
                                                                          -----------
                                                                              717,375
                                                                          -----------
ELECTRONIC EQUIPMENT MANUFACTURERS  3.6%
Amphenol Corp., Class A (a).................................   20,000         685,200
Brady Corp., Class A........................................   10,000         487,700
Dionex Corp. (a)............................................   10,000         547,000
FLIR Systems, Inc. (a)......................................   15,000         877,500
Measurement Specialties, Inc. (a)...........................   10,000         248,500
Tektronix, Inc. ............................................   20,000         665,000
                                                                          -----------
                                                                            3,510,900
                                                                          -----------

ELECTRONIC MANUFACTURING SERVICES  1.2%
Trimble Navigation Ltd. (a).................................   35,000       1,106,000
                                                                          -----------

EMPLOYMENT SERVICES  0.6%
Resources Connection, Inc. (a)..............................   15,000         566,700
                                                                          -----------

ENVIRONMENTAL SERVICES  1.0%
Mine Safety Appliances Co. .................................   22,500         916,200
                                                                          -----------

FERTILIZERS & AGRICULTURAL CHEMICALS  0.5%
Terra Industries, Inc. (a)..................................   50,000         433,000
                                                                          -----------

FOREST PRODUCTS  0.7%
Rayonier, Inc. (REIT).......................................   15,000         678,600
                                                                          -----------

GAS UTILITIES  1.4%
Energen Corp. ..............................................   10,000         515,500
Southwestern Energy Co. (a).................................   20,000         839,800
                                                                          -----------
                                                                            1,355,300
                                                                          -----------
HEALTH CARE DISTRIBUTORS  2.2%
America Service Group, Inc. (a).............................    7,500         307,800
Inveresk Research Group, Inc. (a)...........................   25,000         922,250
PDI, Inc. (a)...............................................   20,000         539,800
Quality Systems, Inc. (a)...................................    7,500         378,825
                                                                          -----------
                                                                            2,148,675
                                                                          -----------
HEALTH CARE EQUIPMENT  5.5%
Advanced Medical Optics, Inc. (a)...........................   17,500         692,475
Cooper Co., Inc. ...........................................   10,000         685,500
Dade Behring Holdings, Inc. (a).............................   15,000         835,770

See Notes to Financial Statements                                             13

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT (CONTINUED)
Edwards Lifesciences Corp. (a)..............................   15,000     $   502,500
Molecular Devices Corp. (a).................................   20,000         471,400
Palomar Medical Technologies, Inc. (a)......................   25,000         548,000
Respironics, Inc. (a).......................................   10,000         534,400
Somanetics Corp. (a)........................................   25,000         328,750
VISX, Inc. (a)..............................................   35,000         721,000
                                                                          -----------
                                                                            5,319,795
                                                                          -----------
HEALTH CARE FACILITIES  0.5%
LCA Vision, Inc. ...........................................   20,000         515,800
                                                                          -----------

HEALTH CARE SERVICES  1.5%
Amedisys, Inc. (a)..........................................   17,500         524,125
Dendrite International, Inc. (a)............................   35,000         564,200
eResearch Technology, Inc. (a)..............................   30,000         399,900
                                                                          -----------
                                                                            1,488,225
                                                                          -----------
HEALTH CARE SUPPLIES  0.6%
Affymetrix, Inc. (a)........................................   20,000         614,200
                                                                          -----------

HOME FURNISHINGS  0.6%
Hooker Furniture Corp. .....................................   10,000         276,300
Stanley Furniture Co., Inc. ................................    7,500         330,000
                                                                          -----------
                                                                              606,300
                                                                          -----------
HOMEBUILDING  1.1%
M.D.C. Holdings, Inc. ......................................    7,500         548,250
Ryland Group, Inc. .........................................    5,500         509,630
                                                                          -----------
                                                                            1,057,880
                                                                          -----------
HOUSEHOLD APPLIANCES  0.5%
Toro Co. ...................................................    6,500         443,950
                                                                          -----------

HOUSEHOLD PRODUCTS  0.6%
Fossil, Inc. (a)............................................   20,000         618,800
                                                                          -----------

INDUSTRIAL CONGLOMERATES  0.8%
Carlisle Co., Inc. .........................................   12,500         799,125
                                                                          -----------

INDUSTRIAL MACHINERY  3.3%
BEI Technologies, Inc. .....................................   10,000         274,000
Briggs & Stratton Corp. ....................................   10,000         812,000
Graco, Inc. ................................................   25,000         837,500
Lincoln Electric Holdings, Inc. ............................   15,000         470,400
Middleby Corp. (a)..........................................   15,000         789,750
                                                                          -----------
                                                                            3,183,650
                                                                          -----------
INTEGRATED OIL & GAS  0.7%
Encore Acquisition Co. (a)..................................   20,000         690,000
                                                                          -----------

 14                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES  0.8%
Comtech Telecommunications Corp. (a)........................   30,000     $   813,000
                                                                          -----------

INTERNET RETAIL  0.4%
Provide Commerce, Inc. (a)..................................   20,000         417,800
                                                                          -----------

INTERNET SOFTWARE & SERVICES  2.2%
Corillian Corp. (a).........................................   75,000         345,750
Digital River, Inc. (a).....................................   25,000         744,500
Infospace, Inc. (a).........................................   15,000         710,850
j2 Global Communications, Inc. (a)..........................   10,000         315,900
                                                                          -----------
                                                                            2,117,000
                                                                          -----------
IT CONSULTING & OTHER SERVICES  1.1%
CACI International, Inc., Class A (a).......................   15,000         791,700
Harris Interactive, Inc. (a)................................   35,000         232,141
                                                                          -----------
                                                                            1,023,841
                                                                          -----------
LEISURE PRODUCTS  0.3%
RC2 Corp. (a)...............................................   10,000         329,000
                                                                          -----------

LIFE & HEALTH INSURANCE  1.1%
HealthExtras, Inc. (a)......................................   35,000         487,900
Stancorp Financial Group, Inc. .............................    7,500         534,000
                                                                          -----------
                                                                            1,021,900
                                                                          -----------
MANAGED HEALTH CARE  1.0%
Sierra Health Services, Inc. (a)............................   20,000         958,600
                                                                          -----------

MARINE  1.1%
General Maritime Corp. (Marshall Island) (a)................   15,000         522,450
Overseas Shipholding Group, Inc. ...........................   10,000         496,400
                                                                          -----------
                                                                            1,018,850
                                                                          -----------
METAL & GLASS CONTAINERS  0.6%
Silgan Holdings, Inc. ......................................   12,500         578,750
                                                                          -----------

MOTORCYCLE MANUFACTURERS  0.9%
Polaris Industries, Inc. ...................................   15,000         837,300
                                                                          -----------

MULTI-LINE INSURANCE  1.0%
UICI........................................................   30,000         982,200
                                                                          -----------

OIL & GAS EQUIPMENT & SERVICES  2.2%
FMC Technologies, Inc. (a)..................................   15,000         504,744
Hydril (a)..................................................   15,000         644,250
Maverick Tube Corp. (a).....................................   30,000         924,300
                                                                          -----------
                                                                            2,073,294
                                                                          -----------

See Notes to Financial Statements                                             15

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION  1.7%
Cabot Oil & Gas Corp. ......................................   12,500     $   561,250
Cimarex Energy Co. (a)......................................   15,000         524,100
Houston Exploration Co. (a).................................   10,000         593,500
                                                                          -----------
                                                                            1,678,850
                                                                          -----------
OIL & GAS REFINING & MARKETING  1.2%
Holly Corp. ................................................   25,000         637,500
OMI Corp. (Marshall Island).................................   30,000         480,600
                                                                          -----------
                                                                            1,118,100
                                                                          -----------
PERSONAL PRODUCTS  0.9%
Chattem, Inc. (a)...........................................   27,500         886,875
                                                                          -----------

PHARMACEUTICALS  4.5%
AtheroGenics, Inc. (a)......................................    7,500         247,125
Connetics Corp. (a).........................................   35,000         945,700
DOV Pharmaceutical, Inc. (a)................................   50,000         857,000
INAMED Corp. (a)............................................   10,000         476,700
Perrigo Co..................................................   50,000       1,027,500
Salix Pharmaceuticals, Ltd. (a).............................   20,000         430,400
Sepracor, Inc. (a)..........................................    7,500         365,850
                                                                          -----------
                                                                            4,350,275
                                                                          -----------
PROPERTY & CASUALTY  0.6%
United Fire & Casualty Co. .................................   10,000         573,300
                                                                          -----------

REGIONAL BANKS  1.6%
East West Bancorp, Inc. ....................................   22,500         755,775
Nara Bancorp, Inc. .........................................   25,000         504,295
Wilshire Bancorp, Inc. (a)..................................   10,000         301,800
                                                                          -----------
                                                                            1,561,870
                                                                          -----------
RESTAURANTS  1.5%
CEC Entertainment, Inc. (a).................................   15,000         551,250
Red Robin Gourmet Burgers, Inc. (a).........................   20,000         873,400
                                                                          -----------
                                                                            1,424,650
                                                                          -----------
SEMICONDUCTOR EQUIPMENT  0.4%
MEMC Electronic Materials, Inc. (a).........................   50,000         426,995
                                                                          -----------

SEMICONDUCTORS  1.5%
Diodes, Inc. (a)............................................   25,000         644,000
Microsemi Corp. (a).........................................   35,000         493,500
Tessera Technologies, Inc. (a)..............................   15,000         331,500
                                                                          -----------
                                                                            1,469,000
                                                                          -----------
SPECIALIZED FINANCE  0.3%
Encore Capital Group, Inc. (a)..............................   15,000         282,750
                                                                          -----------

 16                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
SPECIALTY STORES  1.7%
Barnes & Noble, Inc. (a)....................................   13,500     $   499,500
Guitar Center, Inc. (a).....................................   15,000         649,500
Steiner Leisure Ltd. (Bahamas) (a)..........................   20,000         442,000
                                                                          -----------
                                                                            1,591,000
                                                                          -----------
STEEL  2.6%
Commercial Metals Co. ......................................   15,000         595,800
Olympic Steel, Inc. (a).....................................   10,000         189,000
Steel Dynamics, Inc. .......................................   15,000         579,300
Steel Technologies, Inc. ...................................   25,000         640,425
Worthington Industries, Inc. ...............................   25,000         533,750
                                                                          -----------
                                                                            2,538,275
                                                                          -----------
SYSTEMS SOFTWARE  0.4%
Epicor Software Corp. (a)...................................   30,000         360,900
                                                                          -----------

TECHNOLOGY DISTRIBUTORS  1.5%
Agilysys, Inc. .............................................   30,000         518,700
Scansource, Inc. (a)........................................   15,000         957,000
                                                                          -----------
                                                                            1,475,700
                                                                          -----------
TEXTILE  0.5%
DHB Industries, Inc. (a)....................................   35,000         497,000
                                                                          -----------

THRIFTS & MORTGAGE FINANCE  2.2%
Accredited Home Lenders Holding Co. (a).....................   12,500         481,500
Fremont General Corp. ......................................   32,500         752,375
New Century Financial Corp. (REIT) (a)......................   15,000         903,300
                                                                          -----------
                                                                            2,137,175
                                                                          -----------
TRUCKING  2.4%
Arkansas Best Corp. ........................................   17,500         640,850
Knight Transportation, Inc. (a).............................   25,000         535,500
Landstar Systems, Inc. (a)..................................   10,000         586,800
Old Dominion Freight Lines, Inc. (a)........................   20,000         576,200
                                                                          -----------
                                                                            2,339,350
                                                                          -----------
WIRELESS TELECOMMUNICATION SERVICES  0.6%
NII Holdings, Inc., Class B (a).............................   15,000         618,150
                                                                          -----------

TOTAL LONG-TERM INVESTMENTS  96.3%
  (Cost $82,145,023)...................................................    92,879,633

See Notes to Financial Statements                                             17

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

DESCRIPTION                                                                  VALUE
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENT  5.7%
UBS Securities LLC ($5,548,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.73%, dated
  09/30/04, to be sold on 10/01/04 at $5,548,267)
  (Cost $5,548,000)....................................................   $ 5,548,000
                                                                          -----------

TOTAL INVESTMENTS  102.0%
  (Cost $87,693,023)...................................................    98,427,633
LIABILITIES IN EXCESS OF OTHER ASSETS  (2.0%)..........................    (1,971,000)
                                                                          -----------

NET ASSETS  100.0%.....................................................   $96,456,633
                                                                          ===========

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

REIT--Real Estate Investment Trust

 18                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $87,693,023)........................  $ 98,427,633
Cash........................................................         2,932
Receivables:
  Investments Sold..........................................       643,935
  Fund Shares Sold..........................................       184,806
  Dividends.................................................        31,692
Other.......................................................        23,434
                                                              ------------
    Total Assets............................................    99,314,432
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     2,149,190
  Fund Shares Repurchased...................................       397,474
  Distributor and Affiliates................................       126,835
  Investment Advisory Fee...................................        47,481
Accrued Expenses............................................        91,783
Trustees' Deferred Compensation and Retirement Plans........        45,036
                                                              ------------
    Total Liabilities.......................................     2,857,799
                                                              ------------
NET ASSETS..................................................  $ 96,456,633
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $132,980,507
Net Unrealized Appreciation.................................    10,734,610
Accumulated Net Investment Loss.............................      (835,401)
Accumulated Net Realized Loss...............................   (46,423,083)
                                                              ------------
NET ASSETS..................................................  $ 96,456,633
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $43,669,725 and 6,096,991 shares of
    beneficial interest issued and outstanding).............  $       7.16
    Maximum sales charge (5.75%* of offering price).........           .44
                                                              ------------
    Maximum offering price to public........................  $       7.60
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $37,614,609 and 5,397,888 shares of
    beneficial interest issued and outstanding).............  $       6.97
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $15,172,299 and 2,178,367 shares of
    beneficial interest issued and outstanding).............  $       6.96
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             19

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended September 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $654)........  $   182,437
Interest....................................................       26,261
                                                              -----------
    Total Income............................................      208,698
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      399,466
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $55,173, $195,561 and $81,576,
  respectively).............................................      332,310
Shareholder Services........................................      208,631
Custody.....................................................       15,605
Legal.......................................................        9,501
Trustees' Fees and Related Expenses.........................        8,871
Other.......................................................      103,092
                                                              -----------
    Total Expenses..........................................    1,077,476
    Investment Advisory Fee Reduction.......................       70,468
    Less Credits Earned on Cash Balances....................          593
                                                              -----------
    Net Expenses............................................    1,006,415
                                                              -----------
NET INVESTMENT LOSS.........................................  $  (797,717)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 1,678,214
  Foreign Currency Transactions.............................           32
                                                              -----------
Net Realized Gain...........................................    1,678,246
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   11,890,001
  End of the Period.........................................   10,734,610
                                                              -----------
Net Unrealized Depreciation During the Period...............   (1,155,391)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $   522,855
                                                              ===========
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $  (274,862)
                                                              ===========

 20                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE            FOR THE
                                                           SIX MONTHS ENDED      YEAR ENDED
                                                          SEPTEMBER 30, 2004   MARCH 31, 2004
                                                          -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.....................................     $   (797,717)      $ (1,487,993)
Net Realized Gain.......................................        1,678,246         23,661,792
Net Unrealized Appreciation/Depreciation During the
  Period................................................       (1,155,391)         8,479,188
                                                             ------------       ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....         (274,862)        30,652,987
                                                             ------------       ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................       13,980,645         51,683,159
Cost of Shares Repurchased..............................      (25,610,465)       (30,137,864)
                                                             ------------       ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......      (11,629,820)        21,545,295
                                                             ------------       ------------
TOTAL INCREASE/DECREASE IN NET ASSETS...................      (11,904,682)        52,198,282
NET ASSETS:
Beginning of the Period.................................      108,361,315         56,163,033
                                                             ------------       ------------
End of the Period (Including accumulated net investment
  loss of $835,401 and $37,684, respectively)...........     $ 96,456,633       $108,361,315
                                                             ============       ============

See Notes to Financial Statements                                             21

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                       SIX                                      NOV. 27, 2000
                                     MONTHS                                     (COMMENCEMENT
                                      ENDED          YEAR ENDED MARCH 31,       OF INVESTMENT
CLASS A SHARES                      SEPT. 30,    ----------------------------   OPERATIONS) TO
                                      2004        2004      2003       2002     MARCH 31, 2001
                                    ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $ 7.11      $ 4.73    $  6.32    $  7.40      $ 10.00
                                     ------      ------    -------    -------      -------
  Net Investment Loss.............     (.04)(a)    (.08)(a)    (.06)(a)    (.09)       (.04)
  Net Realized and Unrealized
    Gain/Loss.....................      .09        2.46      (1.53)      (.99)       (2.56)
                                     ------      ------    -------    -------      -------
Total from Investment
  Operations......................      .05        2.38      (1.59)     (1.08)       (2.60)
                                     ------      ------    -------    -------      -------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $ 7.16      $ 7.11    $  4.73    $  6.32      $  7.40
                                     ======      ======    =======    =======      =======

Total Return* (b).................    0.56%**    50.53%    -25.16%    -14.59%      -26.00%**
Net Assets at End of the Period
  (In millions)...................   $ 43.7      $ 47.2    $  23.7    $  41.4      $  43.0
Ratio of Expenses to Average Net
  Assets* (c).....................    1.60%       1.60%      1.60%      1.60%        1.66%
Ratio of Net Investment Loss to
  Average Net Assets*.............   (1.18%)     (1.30%)    (1.20%)    (1.31%)      (1.06%)
Portfolio Turnover................     136%**      332%       232%       358%         132%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets (c)...............    1.74%       1.77%      1.79%      1.72%        1.96%
   Ratio of Net Investment Loss to
     Average Net Assets...........   (1.32%)     (1.47%)    (1.39%)    (1.43%)      (1.36%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .06% for the period ended March 31, 2001.

 22                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                       SIX                                      NOV. 27, 2000
                                     MONTHS                                     (COMMENCEMENT
                                      ENDED          YEAR ENDED MARCH 31,       OF INVESTMENT
CLASS B SHARES                      SEPT. 30,    ----------------------------   OPERATIONS) TO
                                      2004        2004      2003       2002     MARCH 31, 2001
                                    ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $ 6.95      $ 4.65    $  6.26    $  7.38      $ 10.00
                                     ------      ------    -------    -------      -------
  Net Investment Loss.............     (.07)(a)    (.13)(a)    (.10)(a)    (.12)       (.04)
  Net Realized and Unrealized
    Gain/Loss.....................      .09        2.43      (1.51)     (1.00)       (2.58)
                                     ------      ------    -------    -------      -------
Total from Investment
  Operations......................      .02        2.30      (1.61)     (1.12)       (2.62)
                                     ------      ------    -------    -------      -------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $ 6.97      $ 6.95    $  4.65    $  6.26      $  7.38
                                     ======      ======    =======    =======      =======

Total Return* (b).................    0.29%**    49.46%    -25.60%    -15.31%      -26.20%**
Net Assets at End of the Period
  (In millions)...................   $ 37.6      $ 42.9    $  21.8    $  31.8      $  28.3
Ratio of Expenses to Average Net
  Assets* (c).....................    2.35%       2.35%      2.35%      2.35%        2.41%
Ratio of Net Investment Loss to
  Average Net Assets*.............   (1.93%)     (2.06%)    (1.95%)    (2.06%)      (1.85%)
Portfolio Turnover................     136%**      332%       232%       358%         132%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets (c)...............    2.49%       2.52%      2.54%      2.47%        2.71%
   Ratio of Net Investment Loss to
     Average Net Assets...........   (2.07%)     (2.23%)    (2.14%)    (2.18%)      (2.15%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .06% for the period ended March 31, 2001.

See Notes to Financial Statements                                             23

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                       SIX                                      NOV. 27, 2000
                                     MONTHS                                     (COMMENCEMENT
                                      ENDED          YEAR ENDED MARCH 31,       OF INVESTMENT
CLASS C SHARES                      SEPT. 30,    ----------------------------   OPERATIONS) TO
                                      2004        2004      2003       2002     MARCH 31, 2001
                                    ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $ 6.94      $ 4.65    $  6.25    $  7.38      $ 10.00
                                     ------      ------    -------    -------      -------
  Net Investment Loss.............     (.07)(a)    (.13)(a)    (.10)(a)    (.13)       (.04)
  Net Realized and Unrealized
    Gain/Loss.....................      .09        2.42      (1.50)     (1.00)       (2.58)
                                     ------      ------    -------    -------      -------
Total from Investment
  Operations......................      .02        2.29      (1.60)     (1.13)       (2.62)
                                     ------      ------    -------    -------      -------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $ 6.96      $ 6.94    $  4.65    $  6.25      $  7.38
                                     ======      ======    =======    =======      =======

Total Return* (b).................    0.14%**    49.46%    -25.60%    -15.31%      -26.20%**
Net Assets at End of the Period
  (In millions)...................   $ 15.2      $ 18.3    $  10.7    $  17.3      $  17.8
Ratio of Expenses to Average Net
  Assets* (c).....................    2.35%       2.35%      2.35%      2.35%        2.41%
Ratio of Net Investment Loss to
  Average Net Assets*.............   (1.93%)     (2.06%)    (1.95%)    (2.06%)      (1.85%)
Portfolio Turnover................     136%**      332%       232%       358%         132%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets (c)...............    2.49%       2.52%      2.54%      2.47%        2.71%
   Ratio of Net Investment Loss to
     Average Net Assets...........   (2.07%)     (2.23%)    (2.14%)    (2.18%)      (2.15%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .06% for the period ended March 31, 2001.

 24                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Small Cap Growth Fund (the "Fund") is organized as a separate diversified series of Van Kampen Equity Trust (the "Trust"), a Delaware statutory trust which is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation. The Fund invests primarily in common stocks and other equity securities of small companies that the Fund's investment adviser believes have above-average potential for capital appreciation. The Fund commenced investment operations on November 27, 2000, with three classes of common shares: Class A, Class B and Class C.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the Federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At March 31, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $47,831,409, which will expire between March 31, 2010 and March 31, 2011.

    At September 30, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $87,733,115
                                                              ===========
Gross tax unrealized appreciation...........................  $11,826,745
Gross tax unrealized depreciation...........................   (1,132,227)
                                                              -----------
Net tax unrealized appreciation on investments..............  $10,694,518
                                                              ===========

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and net realized gains, if any. Distribution from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended September 30, 2004, the Fund's custody fee was reduced by $593 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .80%
Next $500 million...........................................     .75%
Over $1 billion.............................................     .70%

    For the six months ended September 30, 2004, the Adviser waived $70,468 of its advisory fees. The Adviser has agreed to waive all expenses in excess of 1.60% of Class A average net assets, 2.35% of Class B average net assets, and 2.35% of Class C average net assets. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the six months ended September 30, 2004, the Fund recognized expenses of approximately $2,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended September 30, 2004, the Fund recognized expenses of approximately $15,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

"Van Kampen") cost of providing accounting and legal services to the Fund which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended September 30, 2004, the Fund recognized expenses of approximately $169,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $20,245 are included in "Other" assets on the Statements of Assets and Liabilities at September 30, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended September 30, 2004, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $33,693.

3. CAPITAL TRANSACTIONS

At September 30, 2004, capital aggregated $62,743,855, $47,723,635 and $22,513,017 for Classes A, B and C, respectively. For the six months ended September 30, 2004, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   1,242,432    $  8,724,704
  Class B...................................................     559,865       3,828,759
  Class C...................................................     207,732       1,427,182
                                                              ----------    ------------
Total Sales.................................................   2,010,029    $ 13,980,645
                                                              ==========    ============
Repurchases:
  Class A...................................................  (1,774,282)   $(12,187,332)
  Class B...................................................  (1,333,988)     (8,917,005)
  Class C...................................................    (670,323)     (4,506,128)
                                                              ----------    ------------
Total Repurchases...........................................  (3,778,593)   $(25,610,465)
                                                              ==========    ============

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

    At March 31, 2004, capital aggregated $66,206,483, $52,811,881 and
$25,591,963 for Classes A, B and C, respectively. For the year ended March 31, 2004, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   4,668,487    $ 28,870,242
  Class B...................................................   2,561,967      15,830,299
  Class C...................................................   1,112,453       6,982,618
                                                              ----------    ------------
Total Sales.................................................   8,342,907    $ 51,683,159
                                                              ==========    ============
Repurchases:
  Class A...................................................  (3,049,419)   $(18,592,797)
  Class B...................................................  (1,072,840)     (6,706,282)
  Class C...................................................    (771,680)     (4,838,785)
                                                              ----------    ------------
Total Repurchases...........................................  (4,893,939)   $(30,137,864)
                                                              ==========    ============

    Class B Shares and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. For the six months ended September 30, 2004 and year ended March 31, 2004, 24,196 and 17,920 Class B Shares converted to Class A Shares, respectively. Class C Shares do not possess a conversion feature. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended September 30, 2004, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $30,700 and CDSC on redeemed shares of approximately $48,200. Sales charges do not represent expenses of the Fund.

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $130,426,056 and $145,071,482, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plan of up to .25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $1,001,800 and $31,000 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended September 30, 2004, are payments retained by Van Kampen of approximately $159,200 and payments made to Morgan Stanley, an affiliate of the Adviser, of approximately $14,500.

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds.

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN SMALL CAP GROWTH FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS, INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                      (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 147, 247, 347
                                                 SCG SAR
                                                 11/04 RN04-02526P-Y09/04

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Select Growth Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2004.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 9/30/04

                               A SHARES                B SHARES                C SHARES
                            since 6/26/00           since 6/26/00           since 6/26/00
---------------------------------------------------------------------------------------------
                                       W/MAX                   W/MAX                   W/MAX
                                       5.75%                   5.00%                   1.00%
AVERAGE ANNUAL           W/O SALES     SALES     W/O SALES     SALES     W/O SALES     SALES
TOTAL RETURNS             CHARGES     CHARGE      CHARGES     CHARGE      CHARGES     CHARGE

Since Inception           -16.57%     -17.72%     -17.21%     -17.50%     -17.21%     -17.21%

1-year                      8.20        1.99        7.19        2.19        7.19        6.19

6-month                    -2.53       -8.15       -2.83       -7.68       -2.83       -3.80
---------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000(R) Growth Index is generally representative of the U.S. market for large-capitalization growth stocks. The S&P 500 Stock Index is generally representative of the U.S. stock market. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004

Van Kampen Select Growth Fund is managed by the adviser's Multi-Cap Growth team.(1) Current members include Gary Lewis, Managing Director of the adviser; Janet Luby, David Walker, and Dudley Brickhouse, Executive Directors of the adviser; Matthew Hart, Vice President of the adviser; and Scott Miller, Senior Associate of the adviser.

Note: the fund is currently closed to new investors.

MARKET CONDITIONS

Many "big picture" uncertainties, coupled with disappointing earnings reports in the July 2004 corporate reporting period, contributed to a challenging environment for growth investors. Any positive news tended to be overshadowed by macro concerns about the geopolitical environment, including terrorism and the U.S. presidential election, and the pace of economic recovery. Sustained high energy prices--which topped $50 a barrel during the period, a 21-year high--fed investors' fears that consumers would close their wallets and corporations would cut back on planned expenditures.

In addition, technology companies set the stage for a volatile and rotational market: many companies across the board either failed to meet analysts' expectations for that quarter or did not give earnings guidance for upcoming reporting periods that met or exceeded expectations, driving valuations and stock prices lower. Index returns reflected this environment: the Nasdaq Composite Index, which includes many technology stocks, was down 4.88 percent during the six-month period, and the S&P 500 Index, a measure of the broad stock market, was down 0.18 percent.

PERFORMANCE ANALYSIS

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDING SEPTEMBER 30, 2004

-------------------------------------------------------------------------
                                                    RUSSELL 1000(R)
      CLASS A   CLASS B   CLASS C   S&P 500 INDEX    GROWTH INDEX

      -2.53%    -2.83%    -2.83%       -0.18%          -3.39%
-------------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The fund returned -2.53 percent during the six-month period (Class A shares unadjusted for sales charge). The fund's benchmark indexes, the Russell 1000 Growth Index and the S&P 500 Index, returned -3.39 percent and -0.18 percent, respectively.

(1)Team members may change at any time without notice.
 2

Stock selection within the technology sector was the primary positive contributor to the fund's performance during the reporting period. Autodesk, which designs engineering software, generates good growth from a subscription-based business model. The company has a loyal installed customer base, who tend to buy the new version of software every year. Recently, Autodesk launched Autocad 2005, which has three-dimensional capabilities versus the previous version's 2-D. Investors also like Autodesk for its visibility--the company's management team has been able to keep investors abreast of its business prospects, given its predictable business model.

The fund's holdings in Research In Motion (RIM) performed particularly well as usage of its Blackberry handheld email device gains wider acceptance among both corporations and consumers. In addition, RIM has partnered with wireless telecommunications providers to sell Blackberry-integrated phones.

Consumer discretionary was another standout area for the fund. Dot-com survivors Yahoo! and eBay have executed their business plans well and have expanded their user bases and product lines. Both have become entrenched not only in the United States but also abroad. Moreover, both companies' business models have generated impressive financial results over the years, and the companies' high-growth prospects, attractive competitive positioning, and ability to execute continue to qualify the stocks for investment.

Starwood Lodging, which owns premiere hotel brands such as Westin, Sheraton, and W, benefited from an uptick in business and leisure travel. Significant pent-up demand, driven by a series of exogenous events (9/11, the SARS outbreak, and the Iraq war), and a lack of new capacity in the premiere hotel niche has allowed Starwood to capitalize on strong pricing power and exceed analysts' expectations.

Perennial coffee chain Starbuck's was also a positive contributor for the fund. The company's robust growth prospects have been driven by expansion of its store base as well as its ability to pass along rising costs through price increases and diversify its sales mix with more food offerings.

On the negative side, although technology overall was a bright spot for the fund, the fund lost ground with its semiconductor and networking holdings. A dramatic pause in corporate investment and softening in end-user demand contributed to a glut in semiconductor inventories. Consumers also had a hand in semiconductor woes, as spending for personal computers, notebook computers, and wireless handsets languished. Within the semiconductor group, the fund's positions in Broadcom, Intel, and Cisco Systems detracted from the fund's performance. However, the fund continued to own these stocks; if corporate profits do improve and demand rebounds, we believe these stocks may be positioned to benefit.

Another holding that disappointed us was International Game Technology (IGT), a leading slot-machine manufacturer. The company had experienced significant growth recently, driven by a strong replacement cycle as casinos moved to cashless, paper-ticket slots and by a rise in jurisdictions allowing gaming. However, the trend hit an inflection point during the period as the rate of growth decelerated. As a result, IGT's earnings report and guidance fell short of investors' high expectations, and the stock suffered.

Pharmaceutical bellwether Pfizer also hurt the fund's return; we attribute this primarily to macro-related headwinds, which negatively affected drug industry valuations across the board. With the presidential election nearing, political rhetoric began to heat up, intensifying uncertainty among investors about the future of domestic health-care policy. Drug reimportation proposals and the passage of Medicare reform legislation continued to threaten the profit margins of non-generic drug makers. Several important patent litigation cases also began during the period. Finally, at the close of the period, Merck announced it was pulling its arthritis drug Vioxx off the market, citing increased risk for heart attack in long-term users. Although these factors contributed to Pfizer's performance shortfall, we remain relatively constructive on the company's fundamentals, which are supported by blockbuster drugs such as Lipitor, Norvasc, Zoloft, and Celebrex (which may be a beneficiary of the Vioxx recall). We continue to monitor the situation closely.

At the close of the period, we remain cautiously optimistic. We are buoyed by a still generally positive outlook for corporate profits and economic expansion, and believe the upcoming election results and a better sense of the Fed's trajectory for raising interest rates may help ease uncertainty in the marketplace.

High energy prices continue to concern us, particularly as they affect the behavior and spending patterns of the consumer. We saw some evidence of this in the August same-store sales results, as consumers worked to absorb the "tax" of high gas prices coupled with increasing health-care expenses and a lack of tax relief as seen in 2003. In addition, corporate spending also seemed to pause toward the end of the period, as detailed in technology companies' mid-quarter reviews. Companies, like consumers, also must absorb high energy costs and have been reluctant to spend given the above-mentioned uncertainties.

Nonetheless, we are encouraged by the high level of cash on corporate balance sheets, as we believe the companies will deploy this cash by spending more as confidence grows and by initiating and expanding programs to enhance shareholder value, such as increasing dividends and buying back shares.

We believe as uncertainties dissipate and investors gain confidence, the market can stabilize and be less rotational and short-term oriented. Despite the challenging backdrop to our style, we remain true to our investment discipline. We seek companies that show accelerating growth or more growth than the overall economy, and have rising earnings expectations or rising valuations.

There is no guarantee the securities mentioned will continue to perform well or be held by the fund in the future.

TOP 10 HOLDINGS AS OF 9/30/04
eBay, Inc.                                                           4.2%
Roche Holdings, Inc.                                                 3.3
Microsoft Corp.                                                      3.2
Yahoo!, Inc.                                                         3.1
General Electric Co.                                                 3.0
Procter & Gamble Co.                                                 2.8
Exxon Mobil Corp.                                                    2.8
QUALCOMM, Inc.                                                       2.8
Biomet, Inc.                                                         2.6
Dell, Inc.                                                           2.5

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF
9/30/04

Pharmaceuticals                                                     10.5%
Communications Equipment                                             5.5
Systems Software                                                     5.2
Health Care Equipment                                                4.6
Industrial Conglomerates                                             4.5
Internet Retail                                                      4.2
Computer Hardware                                                    4.1
Oil & Gas Equipment & Services                                       3.6
Semiconductors                                                       3.6
Biotechnology                                                        3.5
Industrial Machinery                                                 3.3
Internet Software & Services                                         3.1
Household Products                                                   2.8
Integrated Oil & Gas                                                 2.8
Hotels                                                               2.5
Packaged Foods                                                       2.5
Personal Products                                                    2.5
Thrifts & Mortgage Finance                                           2.5
Managed Health Care                                                  2.4
Diversified Banks                                                    2.3
Office Electronics                                                   2.3
Application Software                                                 2.0
Investment Banking & Brokerage                                       1.6
Movies & Entertainment                                               1.6
Air Freight & Couriers                                               1.5
Aerospace & Defense                                                  1.4
Broadcasting & Cable TV                                              1.3
Advertising                                                          1.2
Consumer Finance                                                     1.2
Specialty Stores                                                     1.2
Department Stores                                                    1.1

                                              (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 9/30/04
                                           (continued from previous page)
Consumer Electronics                                                    1.0
Multi-line Insurance                                                    1.0
Property & Casualty                                                     1.0
Restaurants                                                             1.0
                                                                     ------
Total Long-Term Investments                                            96.4%
Short-Term Investments                                                  5.0
Liabilities in Excess of Other Assets                                  -1.4
                                                                     ------
Total Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Furthermore, each Van Kampen open-end fund provides partial lists of its portfolio holdings (such as top 10 or top 15 fund holdings) to the public web site each month with a delay of approximately 15 days.

       You may obtain copies of a fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 4/1/04 - 9/30/04.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   4/1/04           9/30/04       4/1/04-9/30/04
Class A
  Actual......................................    $1,000.00        $  974.68          $ 8.46
  Hypothetical................................     1,000.00         1,016.50            8.64
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00           971.74           12.16
  Hypothetical................................     1,000.00         1,012.73           12.41
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00           971.74           12.16
  Hypothetical................................     1,000.00         1,012.73           12.41
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.71%, 2.46%, and 2.46% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  96.4%
ADVERTISING  1.2%
Lamar Advertising Co., Class A (a)..........................    75,000    $  3,120,750
                                                                          ------------

AEROSPACE & DEFENSE  1.4%
United Technologies Corp. ..................................    40,000       3,735,200
                                                                          ------------

AIR FREIGHT & COURIERS  1.5%
FedEx Corp. ................................................    45,000       3,856,050
                                                                          ------------

APPLICATION SOFTWARE  2.0%
Autodesk, Inc. .............................................   110,000       5,349,300
                                                                          ------------

BIOTECHNOLOGY  3.5%
Amgen, Inc. (a).............................................    65,000       3,684,200
Gilead Sciences, Inc. (a)...................................   145,000       5,420,100
                                                                          ------------
                                                                             9,104,300
                                                                          ------------
BROADCASTING & CABLE TV  1.3%
XM Satellite Radio Holdings, Inc., Class A (a)..............   110,000       3,412,200
                                                                          ------------

COMMUNICATIONS EQUIPMENT  5.5%
Cisco Systems, Inc. (a).....................................   160,000       2,896,000
QUALCOMM, Inc. .............................................   185,000       7,222,400
Research in Motion, Ltd. (Canada) (a).......................    55,000       4,198,700
                                                                          ------------
                                                                            14,317,100
                                                                          ------------
COMPUTER HARDWARE  4.1%
Apple Computer, Inc. (a)....................................   110,000       4,262,500
Dell, Inc. (a)..............................................   185,000       6,586,000
                                                                          ------------
                                                                            10,848,500
                                                                          ------------
CONSUMER ELECTRONICS  1.0%
Harman International Industries, Inc. ......................    25,000       2,693,750
                                                                          ------------

CONSUMER FINANCE  1.2%
American Express Co. .......................................    60,000       3,087,600
                                                                          ------------

DEPARTMENT STORES  1.1%
J.C. Penney Co., Inc. ......................................    85,000       2,998,800
                                                                          ------------

DIVERSIFIED BANKS  2.3%
Bank of America Corp. ......................................   140,000       6,066,200
                                                                          ------------

HEALTH CARE EQUIPMENT  4.6%
Biomet, Inc. ...............................................   145,000       6,797,600
St. Jude Medical, Inc. (a)..................................    70,000       5,268,900
                                                                          ------------
                                                                            12,066,500
                                                                          ------------
HOTELS  2.5%
Starwood Hotels & Resorts Worldwide, Inc., Class B .........   140,000       6,498,800
                                                                          ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS  2.8%
Procter & Gamble Co. .......................................   135,000    $  7,306,200
                                                                          ------------

INDUSTRIAL CONGLOMERATES  4.5%
General Electric Co. .......................................   235,000       7,891,300
Tyco International, Ltd. (Bermuda)..........................   125,000       3,832,500
                                                                          ------------
                                                                            11,723,800
                                                                          ------------
INDUSTRIAL MACHINERY  3.3%
Danaher Corp. ..............................................    55,000       2,820,400
Eaton Corp. ................................................    90,000       5,706,900
                                                                          ------------
                                                                             8,527,300
                                                                          ------------
INTEGRATED OIL & GAS  2.8%
Exxon Mobil Corp. ..........................................   150,000       7,249,500
                                                                          ------------

INTERNET RETAIL  4.2%
eBay, Inc. (a)..............................................   120,000      11,032,800
                                                                          ------------

INTERNET SOFTWARE & SERVICES  3.1%
Yahoo!, Inc. (a)............................................   240,000       8,138,400
                                                                          ------------

INVESTMENT BANKING & BROKERAGE  1.6%
Bear Stearns Co., Inc. .....................................    45,000       4,327,650
                                                                          ------------

MANAGED HEALTH CARE  2.4%
UnitedHealth Group, Inc. ...................................    85,000       6,267,900
                                                                          ------------

MOVIES & ENTERTAINMENT  1.6%
News Corp., Ltd.--ADR (Australia)...........................   130,000       4,273,100
                                                                          ------------

MULTI-LINE INSURANCE  1.0%
American International Group, Inc. .........................    40,000       2,719,600
                                                                          ------------

OFFICE ELECTRONICS  2.3%
Zebra Technologies Corp., Class A (a).......................    97,500       5,948,475
                                                                          ------------

OIL & GAS EQUIPMENT & SERVICES  3.6%
BJ Services Co. ............................................    75,000       3,930,750
Schlumberger, Ltd. (Netherlands)............................    80,000       5,384,800
                                                                          ------------
                                                                             9,315,550
                                                                          ------------
PACKAGED FOODS  2.5%
Hershey Foods Corp. ........................................    80,000       3,736,800
Kellogg Co. ................................................    65,000       2,772,900
                                                                          ------------
                                                                             6,509,700
                                                                          ------------
PERSONAL PRODUCTS  2.5%
Avon Products, Inc. ........................................    90,000       3,931,200
Gillette Co. ...............................................    65,000       2,713,100
                                                                          ------------
                                                                             6,644,300
                                                                          ------------

See Notes to Financial Statements                                             11

VAN KAMPEN SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
PHARMACEUTICALS  10.5%
Johnson & Johnson...........................................    80,000    $  4,506,400
Novartis AG--ADR (Switzerland)..............................   120,000       5,600,400
Pfizer, Inc. ...............................................   200,000       6,120,000
Roche Holdings, Ltd.--ADR (Switzerland).....................    85,000       8,781,129
Teva Pharmaceutical Industries, Ltd.--ADR (Israel)..........    95,000       2,465,250
                                                                          ------------
                                                                            27,473,179
                                                                          ------------
PROPERTY & CASUALTY  1.0%
SAFECO Corp. ...............................................    55,000       2,510,750
                                                                          ------------

RESTAURANTS  1.0%
Starbucks Corp. (a).........................................    60,000       2,727,600
                                                                          ------------

SEMICONDUCTORS  3.6%
Broadcom Corp., Class A (a).................................    90,000       2,456,100
Intel Corp. ................................................   165,000       3,309,900
Maxim Integrated Products, Inc. ............................    90,000       3,806,100
                                                                          ------------
                                                                             9,572,100
                                                                          ------------
SPECIALTY STORES  1.2%
Staples, Inc. ..............................................   110,000       3,280,200
                                                                          ------------

SYSTEMS SOFTWARE  5.2%
Microsoft Corp. ............................................   305,000       8,433,250
Symantec Corp. (a)..........................................    95,000       5,213,600
                                                                          ------------
                                                                            13,646,850
                                                                          ------------
THRIFTS & MORTGAGE FINANCE  2.5%
Countrywide Financial Corp. ................................    80,000       3,151,200
MGIC Investment Corp. ......................................    50,000       3,327,500
                                                                          ------------
                                                                             6,478,700
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  96.4%
  (Cost $236,626,935)..................................................    252,828,704

REPURCHASE AGREEMENT  5.0%
State Street Bank & Trust Co. ($13,204,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  1.82%, dated 09/30/04, to be sold on 10/01/04 at $13,204,668)
  (Cost $13,204,000)...................................................     13,204,000
                                                                          ------------

TOTAL INVESTMENTS  101.4%
  (Cost $249,830,935)..................................................    266,032,704
LIABILITIES IN EXCESS OF OTHER ASSETS  (1.4%)..........................     (3,715,732)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $262,316,972
                                                                          ============

 12                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             13

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $249,830,935).......................  $ 266,032,704
Cash........................................................            304
Receivables:
  Dividends.................................................         89,975
  Fund Shares Sold..........................................         14,102
  Interest..................................................            668
Other.......................................................         38,402
                                                              -------------
    Total Assets............................................    266,176,155
                                                              -------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      2,242,464
  Fund Shares Repurchased...................................        565,435
  Distributor and Affiliates................................        563,077
  Investment Advisory Fee...................................        163,037
Accrued Expenses............................................        267,715
Trustees' Deferred Compensation and Retirement Plans........         57,455
                                                              -------------
    Total Liabilities.......................................      3,859,183
                                                              -------------
NET ASSETS..................................................  $ 262,316,972
                                                              =============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $ 996,727,578
Net Unrealized Appreciation.................................     16,201,769
Accumulated Net Investment Loss.............................     (2,423,367)
Accumulated Net Realized Loss...............................   (748,189,008)
                                                              -------------
NET ASSETS..................................................  $ 262,316,972
                                                              =============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $47,685,777 and 10,328,625 shares of
    beneficial interest issued and outstanding).............  $        4.62
    Maximum sales charge (5.75%* of offering price).........            .28
                                                              -------------
    Maximum offering price to public........................  $        4.90
                                                              =============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $179,436,030 and 40,125,141 shares of
    beneficial interest issued and outstanding).............  $        4.47
                                                              =============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $35,195,165 and 7,869,381 shares of
    beneficial interest issued and outstanding).............  $        4.47
                                                              =============

*   On sales of $50,000 or more, the sales charge will be reduced.

 14                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended September 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $10,288).....  $    866,428
Interest....................................................        68,780
                                                              ------------
    Total Income............................................       935,208
                                                              ------------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $63,505, $966,685 and $193,384,
  respectively).............................................     1,223,574
Investment Advisory Fee.....................................     1,063,810
Shareholder Services........................................       805,931
Custody.....................................................        14,873
Legal.......................................................        14,736
Trustees' Fees and Related Expenses.........................        10,332
Other.......................................................       165,932
                                                              ------------
    Total Expenses..........................................     3,299,188
    Less Credits Earned on Cash Balances....................           522
                                                              ------------
    Net Expenses............................................     3,298,666
                                                              ------------
NET INVESTMENT LOSS.........................................  $ (2,363,458)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 11,964,989
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    33,929,947
  End of the Period.........................................    16,201,769
                                                              ------------
Net Unrealized Depreciation During the Period...............   (17,728,178)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $ (5,763,189)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $ (8,126,647)
                                                              ============

See Notes to Financial Statements                                             15

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED       YEAR ENDED
                                                        SEPTEMBER 30, 2004    MARCH 31, 2004
                                                        ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss...................................     $ (2,363,458)       $ (5,572,753)
Net Realized Gain.....................................       11,964,989          69,111,871
Net Unrealized Appreciation/Depreciation During the
  Period..............................................      (17,728,178)         15,978,023
                                                           ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...       (8,126,647)         79,517,141
                                                           ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................        6,058,488          12,474,973
Cost of Shares Repurchased............................      (39,936,874)        (72,828,278)
                                                           ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....      (33,878,386)        (60,353,305)
                                                           ------------        ------------
TOTAL INCREASE/DECREASE IN NET ASSETS.................      (42,005,033)         19,163,836
NET ASSETS:
Beginning of the Period...............................      304,322,005         285,158,169
                                                           ------------        ------------
End of the Period (Including accumulated net
  investment loss of $2,423,367 and $59,909,
  respectively).......................................     $262,316,972        $304,322,005
                                                           ============        ============

 16                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS                                          JUNE 26, 2000
                                 ENDED             YEAR ENDED MARCH 31,           (COMMENCEMENT
CLASS A SHARES               SEPTEMBER 30,   --------------------------------   OF OPERATIONS) TO
                                 2004         2004        2003         2002      MARCH 31, 2001
                             --------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............    $ 4.74       $ 3.64      $  4.93      $  5.76        $ 10.00
                                ------       ------      -------      -------        -------
  Net Investment Loss.......      (.02)(b)     (.05)(b)     (.04)(b)     (.04)          (.05)
  Net Realized and
    Unrealized Gain/Loss....      (.10)        1.15        (1.25)        (.79)         (4.19)
                                ------       ------      -------      -------        -------
Total from Investment
  Operations................      (.12)        1.10        (1.29)        (.83)         (4.24)
                                ------       ------      -------      -------        -------
NET ASSET VALUE, END OF THE
  PERIOD....................    $ 4.62       $ 4.74      $  3.64      $  4.93        $  5.76
                                ======       ======      =======      =======        =======

Total Return (a)............    -2.53%*      30.22%      -26.17%      -14.41%        -42.70%*
Net Assets at End of the
  Period (In millions)......    $ 47.7       $ 54.5      $  50.9      $  97.2        $ 157.3
Ratio of Expenses to Average
  Net Assets................     1.71%        1.66%        1.66%        1.48%          1.42%
Ratio of Net Investment Loss
  to Average Net Assets.....    (1.05%)      (1.15%)      (1.06%)       (.87%)         (.80%)
Portfolio Turnover..........      117%*        249%         302%         346%           266%*

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

See Notes to Financial Statements                                             17

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS                                          JUNE 26, 2000
                                 ENDED             YEAR ENDED MARCH 31,           (COMMENCEMENT
CLASS B SHARES               SEPTEMBER 30,   --------------------------------   OF OPERATIONS) TO
                                 2004         2004        2003         2002      MARCH 31, 2001
                             --------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............    $ 4.60       $ 3.57      $  4.86      $  5.73        $ 10.00
                                ------       ------      -------      -------        -------
  Net Investment Loss.......      (.04)(b)     (.08)(b)     (.07)(b)     (.10)          (.10)
  Net Realized and
    Unrealized Gain/Loss....      (.09)        1.11        (1.22)        (.77)         (4.17)
                                ------       ------      -------      -------        -------
Total from Investment
  Operations................      (.13)        1.03        (1.29)        (.87)         (4.27)
                                ------       ------      -------      -------        -------
NET ASSET VALUE, END OF THE
  PERIOD....................    $ 4.47       $ 4.60      $  3.57      $  4.86        $  5.73
                                ======       ======      =======      =======        =======

Total Return (a)............    -2.83%*      28.85%      -26.54%      -15.18%        -42.70%*
Net Assets at End of the
  Period (In millions)......    $179.4       $207.4      $ 191.6      $ 339.7        $ 488.8
Ratio of Expenses to Average
  Net Assets................     2.46%        2.41%        2.42%        2.23%          2.17%
Ratio of Net Investment Loss
  to Average Net Assets.....    (1.80%)      (1.90%)      (1.82%)      (1.62%)        (1.55%)
Portfolio Turnover..........      117%*        249%         302%         346%           266%*

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

 18                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS                                          JUNE 26, 2000
                                 ENDED             YEAR ENDED MARCH 31,           (COMMENCEMENT
CLASS C SHARES               SEPTEMBER 30,   --------------------------------   OF OPERATIONS) TO
                                 2004         2004        2003         2002      MARCH 31, 2001
                             --------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............    $ 4.60       $ 3.57      $  4.86      $  5.73        $ 10.00
                                ------       ------      -------      -------        -------
  Net Investment Loss.......      (.04)(b)     (.08)(b)     (.07)(b)     (.10)          (.09)
  Net Realized and
    Unrealized Gain/Loss....      (.09)        1.11        (1.22)        (.77)         (4.18)
                                ------       ------      -------      -------        -------
Total from Investment
  Operations................      (.13)        1.03        (1.29)        (.87)         (4.27)
                                ------       ------      -------      -------        -------
NET ASSET VALUE, END OF THE
  PERIOD....................    $ 4.47       $ 4.60      $  3.57      $  4.86        $  5.73
                                ======       ======      =======      =======        =======

Total Return (a)............    -2.83%*      28.85%      -26.54%      -15.18%        -42.70%*
Net Assets at End of the
  Period (In millions)......    $ 35.2       $ 42.5      $  42.6      $  78.5        $ 125.6
Ratio of Expenses to Average
  Net Assets................     2.46%        2.41%        2.42%        2.23%          2.17%
Ratio of Net Investment Loss
  to Average Net Assets.....    (1.81%)      (1.91%)      (1.82%)      (1.62%)        (1.55%)
Portfolio Turnover..........      117%*        249%         302%         346%           266%*

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

See Notes to Financial Statements                                             19

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Select Growth Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation. The Fund commenced investment operations on June 26, 2000, with three classes of common shares: Class A, Class B, and Class C.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices, or, if not available, their fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At March 31, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $759,866,577, which will expire between March 31, 2009 and March 31, 2011.

    At September 30, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $249,830,935
                                                                ============
Gross tax unrealized appreciation...........................    $ 20,158,696
Gross tax unrealized depreciation...........................      (3,956,927)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 16,201,769
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

F. EXPENSE REDUCTIONS During the six months ended September 30, 2004, the Fund's custody fee was reduced by $522 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .75%
Next $500 million...........................................       .70%
Over $1 billion.............................................       .65%

    For the six months ended September 30, 2004, the Fund recognized expenses of approximately $6,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended September 30, 2004, the Fund recognized expenses of approximately $20,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended September 30, 2004, the Fund recognized expenses of approximately $731,100 representing transfer agency fees paid to VKIS. All transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $30,968 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease on the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended September 30, 2004, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $120,026.

3. CAPITAL TRANSACTIONS

At September 30, 2004, capital aggregated $196,974,596, $646,486,418 and
$153,266,564 for Classes A, B, and C, respectively. For the six months ended September 30, 2004, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................     664,343    $  2,991,271
  Class B...................................................     615,518       2,696,567
  Class C...................................................      81,824         370,650
                                                              ----------    ------------
Total Sales.................................................   1,361,685    $  6,058,488
                                                              ==========    ============
Repurchases:
  Class A...................................................  (1,845,263)   $ (8,557,832)
  Class B...................................................  (5,523,377)    (24,898,025)
  Class C...................................................  (1,434,561)     (6,481,017)
                                                              ----------    ------------
Total Repurchases...........................................  (8,803,201)   $(39,936,874)
                                                              ==========    ============

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

    At March 31, 2004, capital aggregated $202,541,157, $668,687,876, and
$159,376,931 for Classes A, B, and C, respectively. For the year ended March 31, 2004, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................    1,207,318    $  5,311,066
  Class B...................................................    1,350,395       5,702,418
  Class C...................................................      341,862       1,461,489
                                                              -----------    ------------
Total Sales.................................................    2,899,575    $ 12,474,973
                                                              ===========    ============
Repurchases:
  Class A...................................................   (3,679,470)   $(16,261,623)
  Class B...................................................  (10,040,126)    (43,316,042)
  Class C...................................................   (3,075,712)    (13,250,613)
                                                              -----------    ------------
Total Repurchases...........................................  (16,795,308)   $(72,828,278)
                                                              ===========    ============

    Class B Shares, including any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. For the six months ended September 30, 2004 and the year ended March 31, 2004, 35,303 and 0 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares do not possess a conversion feature. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended September 30, 2004, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $5,200 and CDSC on redeemed shares of approximately $377,000. Sales charges do not represent expenses of the Fund.

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $316,259,398 and $352,353,454, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $25,019,600 and $564,100 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended September 30, 2004, are payments retained by Van Kampen of approximately $720,400 and payments made to Morgan Stanley of approximately $292,300.

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph.

    The defendants have moved to dismiss these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. FUND MERGER

On April 30, 2004, the Trustees and Directors of Van Kampen Select Growth Fund and Van Kampen Focus Equity Fund ("Target Funds") announced its intention to merge the Target Funds into the Van Kampen Equity Growth Fund ("Acquiring Fund"). The Trustees and Directors of each of the funds have approved in principal an agreement and plan of reorganization between the funds providing for a transfer of assets and liabilities of the Target Funds to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund (the "Reorganization"). The Reorganization is subject to the approval by the shareholders of the Target Funds.

VAN KAMPEN SELECT GROWTH FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN *
JACK E. NELSON
RICHARD F. POWERS, III *
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN * - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                      (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 145, 345, 545
                                                 SG SAR 11/04 RN04-02525P-Y09/04

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Aggressive Growth Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2004.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN A CLASS I SHARE PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 9/30/04

                            A SHARES             B SHARES             C SHARES           I SHARES
                         since 5/29/96        since 5/29/96        since 5/29/96      since 10/17/00
----------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
                                   5.75%                5.00%                1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception          7.70%      6.93%     7.11%      7.11%     6.91%      6.91%      -17.44%

5-year                  -5.04      -6.16     -5.78      -6.00     -5.77      -5.77           --

1-year                  14.98       8.33     14.00       9.00     14.05      13.05        15.23

6-month                 -2.38      -8.01     -2.80      -7.66     -2.71      -3.68        -2.28
----------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined 12b-1 fees and service fees. Class D shares were renamed as Class I shares effective July 30, 2004. There has been no change to the current fee structure as a result of this change. Figures shown above assume reinvestment of all dividends and capital gains.

Russell Midcap(R) Growth Index is generally representative of mid-capitalization growth stocks. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004

Van Kampen Aggressive Growth Fund is managed by the adviser's Multi-Cap Growth team.(1) Current members include Gary Lewis, Managing Director of the adviser; Dudley Brickhouse, David Walker, and Janet Luby, Executive Directors of the adviser; Matthew Hart, Vice President of the adviser; and Scott Miller, Senior Associate of the adviser.

MARKET CONDITIONS

Many "big picture" uncertainties, coupled with disappointing earnings reports in the July 2004 corporate reporting period, contributed to a challenging environment for growth investors. Any positive news tended to be overshadowed by macro concerns about the geopolitical environment, including terrorism and the U.S. presidential election, and the pace of economic recovery. Sustained high energy prices--which topped $50 a barrel during the period, a 21-year high--fed investors' fears that consumers would close their wallets and corporations would cut back on planned expenditures.

In addition, technology companies set the stage for a volatile and rotational market: many companies across the board either failed to meet analysts' expectations for that quarter or did not give earnings guidance for upcoming reporting periods that met or exceeded expectations, driving valuations and stock prices lower.

PERFORMANCE ANALYSIS

Reflecting the difficult market conditions during the period, Van Kampen Aggressive Growth Fund returned -2.38 percent for the six months ended September 30, 2004 (Class A shares unadjusted for sales charge). By comparison the fund's benchmark, the Russell Midcap Growth Index, returned -3.32 percent.

Although the fund did outperform its benchmark index, the fund's absolute return was primarily due to selected financials and consumer-staples stocks. Within financials, two commercial banks were significant laggards. Investors


TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDING SEPTEMBER 30, 2004

------------------------------------------------------------------
                                              RUSSELL MIDCAP
      CLASS A   CLASS B   CLASS C   CLASS I    GROWTH INDEX

      -2.38%    -2.80%    -2.71%    -2.28%        -3.32%
------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

(1)Team members may change at any time without notice.

punished New York Community Bancorp when it preannounced an earnings shortfall. We subsequently sold the stock from the portfolio. Commerce Bancorp's stock suffered in July when it became the subject of a corruption scandal investigation in Philadelphia. We sold the stock from the portfolio.

The consumer staples sector was also an area of disappointment for the fund. Specifically, some food stocks faltered after the companies made missteps in hedging certain commodity prices. Poultry processor Tyson Foods and pork processor Smithfield Foods cut their outlooks when they were adversely affected by commodity prices.

On the positive side, technology stocks were the fund's best performing group, led by software and communications equipment names. Autodesk, the fund's top-performing holding, designs engineering software used to build automobiles, bridges, and buildings. The company recently launched Autocad 2005, which has three-dimensional capabilities versus the previous version's 2-D, as well as improved efficiencies that allow engineers across the globe to share and update drawings. Investors also like Autodesk for its visibility--the company's management team has been able to keep investors abreast of its business prospects, given its predictable, subscription-based business model.

Another standout in the software group was Symantec, which develops antivirus and firewall security software. Both consumers and corporations have recognized the ongoing need to increase virus protection, as the spread of computer viruses continues to increase. With this favorable backdrop, the company has benefited from pricing power and recently increased prices with its renewal customers.

Within the communications equipment segment, the fund's holdings in Research In Motion performed particularly well. Usage of its Blackberry handheld email device continued to gain wider acceptance among corporations and consumers. In addition, RIM has partnered with the major wireless telecommunications providers to sell Blackberry-integrated phones.

Consumer discretionary stocks were also significant positive contributors to the fund's return. eBay, a long-time strong performer for the fund, continued to benefit from one of the world's best business models, in our opinion. The online auction company has maintained a sustainable competitive advantage: the "network effect," wherein more and more people list their items because eBay has so many members, while at the same time, more members join because so many items are listed. eBay has also expanded internationally at an impressive growth rate north of 75 percent year-over-year.

Elsewhere in consumer discretionary, Harman International, which makes stereo and entertainment systems primarily for sport-utility vehicles, benefited from consumers' demand for better stereos in their SUVs. Shares of electronics retailer Circuit City were boosted after it turned its business around following some missteps last year. The company has shown it can execute its business well, and has narrowed the competitive gap with Best Buy. Finally, perennial coffee chain Starbuck's demonstrated robust growth prospects, driven by expansion of its store base, its ability to pass along rising costs through price increases, and diversification of its sales mix with more food offerings.

At the close of the period, the economy appeared to be in decent shape--not too brisk, not too soft--and capable of producing moderate growth in the year ahead. Additionally, interest rates seemed under control, and inflation remained in check. High energy prices continue to concern us, particularly as they affect the spending patterns of consumers and corporations. But we remain cautiously optimistic. We are buoyed by a still generally positive outlook for corporate profits and economic expansion (though both have tapered off a bit recently), and believe the upcoming election results may help ease uncertainty in the marketplace. As in all market conditions, we will continue to seek companies that show accelerating growth or more growth than the overall economy, and have rising earnings expectations or rising valuations.

There is no guarantee the securities mentioned will continue to perform well or be held by the fund in the future.

TOP 10 HOLDINGS AS OF 9/30/04
Gilead Sciences, Inc                                                  1.5%
Symantec Corp                                                         1.5
Autodesk, Inc                                                         1.3
eBay, Inc                                                             1.3
Smith International, Inc                                              1.3
Starwood Hotels & Resorts Worldwide, Inc                              1.1
Harman International Industries, Inc                                  1.1
Valero Energy Corp                                                    1.1
Zimmer Holdings, Inc                                                  1.1
XM Satellite Radio Holdings, Inc., Class A                            1.1
SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 9/30/04
Diversified Commercial Services                                       4.9%
Health Care Equipment                                                 4.8
Biotechnology                                                         4.5
Communications Equipment                                              4.4
Semiconductors                                                        3.8
Pharmaceuticals                                                       3.7
Systems Software                                                      3.0
Application Software                                                  2.6
Specialty Stores                                                      2.5
Apparel Retail                                                        2.2
Hotels                                                                2.0
Oil & Gas Equipment & Services                                        1.9
Oil & Gas Exploration & Production                                    1.8
Casinos & Gaming                                                      1.6
Regional Banks                                                        1.6
Restaurants                                                           1.6
Apparel & Accessories                                                 1.5
Health Care Distributors                                              1.5
Industrial Machinery                                                  1.5
Asset Management & Custody Banks                                      1.4
Computer Storage & Peripherals                                        1.4
Homebuilding                                                          1.4
Managed Health Care                                                   1.4
Trucking                                                              1.4
Data Processing & Outsourcing Services                                1.3
Internet Retail                                                       1.3
Thrifts & Mortgage Finance                                            1.3
Electronic Equipment Manufacturers                                    1.2
Gas Utilities                                                         1.2
Aerospace & Defense                                                   1.1
Broadcasting & Cable TV                                               1.1
Consumer Electronics                                                  1.1
Oil & Gas Refining & Marketing                                        1.1
Health Care Services                                                  1.0
Health Care Supplies                                                  1.0
Investment Banking & Brokerage                                        1.0
Housewares & Specialties                                              0.9
Integrated Oil & Gas                                                  0.9
Leisure Products                                                      0.9

                                                 (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 9/30/04
                                           (continued from previous page)
Oil & Gas Drilling                                                    0.9%
Steel                                                                 0.9
Computer & Electronics Retail                                         0.8
Computer Hardware                                                     0.8
Electrical Components & Equipment                                     0.8
Publishing                                                            0.8
Semiconductor Equipment                                               0.8
Specialized Finance                                                   0.8
Agricultural Products                                                 0.7
Building Products                                                     0.7
Department Stores                                                     0.7
Diversified Chemicals                                                 0.7
Drug Retail                                                           0.7
Fertilizers & Agricultural Chemicals                                  0.7
IT Consulting & Other Services                                        0.7
Office Services & Supplies                                            0.7
Paper Packaging                                                       0.7
Specialty Chemicals                                                   0.7
Wireless Telecommunication Services                                   0.7
Advertising                                                           0.6
Air Freight & Couriers                                                0.6
Diversified Banks                                                     0.6
Forest Products                                                       0.6
Health Care Facilities                                                0.6
Home Entertainment Software                                           0.6
Hypermarkets & Super Centers                                          0.6
Life & Health Insurance                                               0.6
Office Electronics                                                    0.6
Property & Casualty                                                   0.6
Trading Companies & Distributors                                      0.6
Construction & Farm Machinery                                         0.5
Employment Services                                                   0.5
Household Appliances                                                  0.5
Packaged Foods                                                        0.5
Construction & Engineering                                            0.4
Internet Software & Services                                          0.4
                                                                    -----
Total Long-Term Investments                                          98.5%
Short-Term Investments                                                0.3
Other Assets in Excess of Liabilities                                 1.2
                                                                    -----
Total Net Assets                                                    100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Furthermore, each Van Kampen open-end fund provides partial lists of its portfolio holdings (such as top 10 or top 15 fund holdings) to the public web site each month with a delay of approximately 15 days.

       You may obtain copies of a fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 4/1/04 - 9/30/04.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   4/1/04           9/30/04       4/1/04-9/30/04
Class A
  Actual......................................    $1,000.00        $  976.25          $ 6.99
  Hypothetical................................     1,000.00         1,018.00            7.13
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00           972.02           10.73
  Hypothetical................................     1,000.00         1,014.19           10.96
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00           972.91           10.78
  Hypothetical................................     1,000.00         1,014.14           11.01
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00           977.20            5.75
  Hypothetical................................     1,000.00         1,019.25            5.87
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.41%, 2.17%, 2.18%, and 1.16% for Class A, B, C, and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS  98.5%
ADVERTISING  0.6%
Lamar Advertising Co., Class A (a)..........................   200,000    $    8,322,000
                                                                          --------------

AEROSPACE & DEFENSE  1.1%
Armor Holdings, Inc. (a)....................................   200,000         8,322,000
United Defense Industries, Inc. (a).........................   200,000         7,998,000
                                                                          --------------
                                                                              16,320,000
                                                                          --------------
AGRICULTURAL PRODUCTS  0.7%
Archer-Daniels-Midland Co. .................................   600,000        10,188,000
                                                                          --------------

AIR FREIGHT & COURIERS  0.6%
Ryder System, Inc. .........................................   200,000         9,408,000
                                                                          --------------

APPAREL & ACCESSORIES  1.5%
Coach, Inc. (a).............................................   350,000        14,847,000
Polo Ralph Lauren Corp., Class A............................   200,000         7,274,000
                                                                          --------------
                                                                              22,121,000
                                                                          --------------
APPAREL RETAIL  2.2%
Aeropostale, Inc. (a).......................................   300,000         7,860,000
American Eagle Outfitters, Inc. ............................   200,000         7,370,000
Claire's Stores, Inc. ......................................   400,000        10,016,000
Pacific Sunwear of California, Inc. (a).....................   350,000         7,367,500
                                                                          --------------
                                                                              32,613,500
                                                                          --------------
APPLICATION SOFTWARE  2.6%
Autodesk, Inc. .............................................   400,000        19,452,000
Cognos, Inc. (Canada) (a)...................................   250,000         8,880,000
RSA Security, Inc. (a)......................................   500,000         9,650,000
                                                                          --------------
                                                                              37,982,000
                                                                          --------------
ASSET MANAGEMENT & CUSTODY BANKS  1.4%
Investors Financial Services Corp. .........................   200,000         9,026,000
Legg Mason, Inc. ...........................................   225,000        11,985,750
                                                                          --------------
                                                                              21,011,750
                                                                          --------------
BIOTECHNOLOGY  4.5%
Abgenix, Inc. (a)...........................................   600,000         5,916,000
Biogen Idec, Inc. (a).......................................   200,000        12,234,000
Celgene Corp. (a)...........................................   150,000         8,734,500
Charles River Laboratories International, Inc. (a)..........   250,000        11,450,000
Digene Corp. (a)............................................   200,000         5,192,000
Gilead Sciences, Inc. (a)...................................   600,000        22,428,000
                                                                          --------------
                                                                              65,954,500
                                                                          --------------
BROADCASTING & CABLE TV  1.1%
XM Satellite Radio Holdings, Inc., Class A (a)..............   500,000        15,510,000
                                                                          --------------

BUILDING PRODUCTS  0.7%
Masco Corp. ................................................   300,000        10,359,000
                                                                          --------------

 10                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
CASINOS & GAMING  1.6%
MGM Mirage (a)..............................................   300,000    $   14,895,000
Wynn Resorts, Ltd. (a)......................................   150,000         7,753,500
                                                                          --------------
                                                                              22,648,500
                                                                          --------------
COMMUNICATIONS EQUIPMENT  4.4%
CommScope, Inc. (a).........................................   400,000         8,640,000
Comverse Technology, Inc. (a)...............................   600,000        11,298,000
Juniper Networks, Inc. (a)..................................   500,000        11,800,000
Nextel Partners, Inc., Class A (a)..........................   500,000         8,290,000
Research in Motion, Ltd. (Canada) (a).......................   200,000        15,268,000
Tellabs, Inc. (a)...........................................  1,000,000        9,190,000
                                                                          --------------
                                                                              64,486,000
                                                                          --------------
COMPUTER & ELECTRONICS RETAIL  0.8%
Circuit City Stores, Inc. ..................................   800,000        12,272,000
                                                                          --------------

COMPUTER HARDWARE  0.8%
Apple Computer, Inc. (a)....................................   300,000        11,625,000
                                                                          --------------

COMPUTER STORAGE & PERIPHERALS  1.4%
Avid Technology, Inc. (a)...................................   150,000         7,030,500
Brocade Communications Systems, Inc. (a)....................  1,000,000        5,650,000
Lexmark International, Inc., Class A (a)....................   100,000         8,401,000
                                                                          --------------
                                                                              21,081,500
                                                                          --------------
CONSTRUCTION & ENGINEERING  0.4%
Dycom Industries, Inc. (a)..................................   200,000         5,678,000
                                                                          --------------

CONSTRUCTION & FARM MACHINERY  0.5%
Cummins, Inc. ..............................................   100,000         7,389,000
                                                                          --------------

CONSUMER ELECTRONICS  1.1%
Harman International Industries, Inc. ......................   150,000        16,162,500
                                                                          --------------

DATA PROCESSING & OUTSOURCING SERVICES  1.3%
DST Systems, Inc. (a).......................................   200,000         8,894,000
Sabre Holdings Corp., Class A...............................   400,000         9,812,000
                                                                          --------------
                                                                              18,706,000
                                                                          --------------
DEPARTMENT STORES  0.7%
J.C. Penney Co., Inc. ......................................   300,000        10,584,000
                                                                          --------------

DIVERSIFIED BANKS  0.6%
Bank of Hawaii Corp. .......................................   200,000         9,450,000
                                                                          --------------

DIVERSIFIED CHEMICALS  0.7%
Eastman Chemical Co. .......................................   200,000         9,510,000
                                                                          --------------

See Notes to Financial Statements                                             11

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES  4.9%
Alliance Data Systems Corp. (a).............................   250,000    $   10,140,000
Apollo Group, Inc., Class A (a).............................   200,000        14,674,000
Brinks Co. .................................................   250,000         7,542,500
Cendant Corp. ..............................................   600,000        12,960,000
ChoicePoint, Inc. (a).......................................   200,000         8,530,000
Corporate Executive Board Co. ..............................   150,000         9,186,000
Meredith Corp. .............................................   150,000         7,707,000
                                                                          --------------
                                                                              70,739,500
                                                                          --------------
DRUG RETAIL  0.7%
CVS Corp. ..................................................   250,000        10,532,500
                                                                          --------------

ELECTRICAL COMPONENTS & EQUIPMENT  0.8%
Rockwell Automation, Inc. ..................................   300,000        11,610,000
                                                                          --------------

ELECTRONIC EQUIPMENT MANUFACTURERS  1.2%
Amphenol Corp., Class A (a).................................   200,000         6,852,000
Tektronix, Inc. ............................................   300,000         9,975,000
                                                                          --------------
                                                                              16,827,000
                                                                          --------------
EMPLOYMENT SERVICES  0.5%
Robert Half International, Inc. ............................   300,000         7,731,000
                                                                          --------------

FERTILIZERS & AGRICULTURAL CHEMICALS  0.7%
IMC Global, Inc. (a)........................................   600,000        10,434,000
                                                                          --------------

FOREST PRODUCTS  0.6%
Rayonier, Inc. REIT.........................................   200,000         9,048,000
                                                                          --------------

GAS UTILITIES  1.2%
Sempra Energy...............................................   250,000         9,047,500
Southwestern Energy Co. (a).................................   200,000         8,398,000
                                                                          --------------
                                                                              17,445,500
                                                                          --------------
HEALTH CARE DISTRIBUTORS  1.5%
Covance, Inc. (a)...........................................   250,000         9,992,500
Patterson Co., Inc. (a).....................................   150,000        11,484,000
                                                                          --------------
                                                                              21,476,500
                                                                          --------------
HEALTH CARE EQUIPMENT  4.8%
Advanced Medical Optics, Inc. (a)...........................   200,000         7,914,000
Bausch & Lomb, Inc. ........................................   150,000         9,967,500
Biomet, Inc. ...............................................   300,000        14,064,000
C.R. Bard, Inc. ............................................   200,000        11,326,000
Dade Behring Holdings, Inc. (a).............................   200,000        11,143,600
Zimmer Holdings, Inc. (a)...................................   200,000        15,808,000
                                                                          --------------
                                                                              70,223,100
                                                                          --------------
HEALTH CARE FACILITIES  0.6%
Community Health Systems, Inc. (a)..........................   300,000         8,004,000
                                                                          --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
HEALTH CARE SERVICES  1.0%
eResearch Technology, Inc. (a)..............................   450,000    $    5,998,500
Laboratory Corporation of America Holdings (a)..............   200,000         8,744,000
                                                                          --------------
                                                                              14,742,500
                                                                          --------------
HEALTH CARE SUPPLIES  1.0%
Fisher Scientific International, Inc. (a)...................   150,000         8,749,500
Idexx Laboratories, Inc. (a)................................   100,000         5,074,000
                                                                          --------------
                                                                              13,823,500
                                                                          --------------
HOME ENTERTAINMENT SOFTWARE  0.6%
Activision, Inc. (a)........................................   600,000         8,322,000
                                                                          --------------

HOMEBUILDING  1.4%
KB Home.....................................................   100,000         8,449,000
Standard Pacific Corp. .....................................   200,000        11,274,000
                                                                          --------------
                                                                              19,723,000
                                                                          --------------
HOTELS  2.0%
Marriott International, Inc., Class A.......................   250,000        12,990,000
Starwood Hotels & Resorts Worldwide, Inc. ..................   350,000        16,247,000
                                                                          --------------
                                                                              29,237,000
                                                                          --------------
HOUSEHOLD APPLIANCES  0.5%
Black & Decker Corp. .......................................   100,000         7,744,000
                                                                          --------------

HOUSEWARES & SPECIALTIES  0.9%
American Greetings Corp., Class A...........................   250,000         6,280,000
Fortune Brands, Inc. .......................................   100,000         7,409,000
                                                                          --------------
                                                                              13,689,000
                                                                          --------------
HYPERMARKETS & SUPER CENTERS  0.6%
BJ's Wholesale Club, Inc. (a)...............................   300,000         8,202,000
                                                                          --------------

INDUSTRIAL MACHINERY  1.5%
Eaton Corp. ................................................   200,000        12,682,000
Parker Hannifin Corp. ......................................   150,000         8,829,000
                                                                          --------------
                                                                              21,511,000
                                                                          --------------
INTEGRATED OIL & GAS  0.9%
Murphy Oil Corp. ...........................................   150,000        13,015,500
                                                                          --------------

INTERNET RETAIL  1.3%
eBay, Inc. (a)..............................................   200,000        18,388,000
                                                                          --------------

INTERNET SOFTWARE & SERVICES  0.4%
Digital River, Inc. (a).....................................   200,000         5,956,000
                                                                          --------------

INVESTMENT BANKING & BROKERAGE  1.0%
Bear Stearns Co., Inc. .....................................   150,000        14,425,500
                                                                          --------------

IT CONSULTING & OTHER SERVICES  0.7%
Accenture Ltd., Class A (Bermuda) (a).......................   350,000         9,467,500
                                                                          --------------

See Notes to Financial Statements                                             13

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
LEISURE PRODUCTS  0.9%
Brunswick Corp. ............................................   300,000    $   13,728,000
                                                                          --------------

LIFE & HEALTH INSURANCE  0.6%
Lincoln National Corp. .....................................   200,000         9,400,000
                                                                          --------------

MANAGED HEALTH CARE  1.4%
Coventry Health Care, Inc. (a)..............................   200,000        10,674,000
Sierra Health Services, Inc. (a)............................   200,000         9,586,000
                                                                          --------------
                                                                              20,260,000
                                                                          --------------
OFFICE ELECTRONICS  0.6%
Zebra Technologies Corp., Class A (a).......................   150,000         9,151,500
                                                                          --------------

OFFICE SERVICES & SUPPLIES  0.7%
Avery Dennison Corp. .......................................   150,000         9,867,000
                                                                          --------------

OIL & GAS DRILLING  0.9%
ENSCO International, Inc. ..................................   400,000        13,068,000
                                                                          --------------

OIL & GAS EQUIPMENT & SERVICES  1.9%
Maverick Tube Corp. (a).....................................   300,000         9,243,000
Smith International, Inc. (a)...............................   300,000        18,219,000
                                                                          --------------
                                                                              27,462,000
                                                                          --------------
OIL & GAS EXPLORATION & PRODUCTION  1.8%
Noble Energy, Inc. .........................................   200,000        11,648,000
Ultra Petroleum Corp. (Canada) (a)..........................   300,000        14,715,000
                                                                          --------------
                                                                              26,363,000
                                                                          --------------
OIL & GAS REFINING & MARKETING  1.1%
Valero Energy Corp. ........................................   200,000        16,042,000
                                                                          --------------

PACKAGED FOODS  0.5%
Hershey Foods Corp. ........................................   150,000         7,006,500
                                                                          --------------

PAPER PACKAGING  0.7%
Temple-Inland, Inc. ........................................   150,000        10,072,500
                                                                          --------------

PHARMACEUTICALS  3.7%
Atherogenics, Inc. (a)......................................   200,000         6,590,000
Elan Corp. PLC--ADR (Ireland) (a)...........................   500,000        11,700,000
Eon Labs, Inc. (a)..........................................   300,000         6,510,000
Inamed Corp. (a)............................................   100,000         4,767,000
Sepracor, Inc. (a)..........................................   200,000         9,756,000
Teva Pharmaceutical Industries, Ltd.--ADR (Israel)..........   550,000        14,272,500
                                                                          --------------
                                                                              53,595,500
                                                                          --------------
PROPERTY & CASUALTY  0.6%
W.R. Berkley Corp. .........................................   200,000         8,432,000
                                                                          --------------

 14                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
PUBLISHING  0.8%
Getty Images, Inc. (a)......................................   200,000    $   11,060,000
                                                                          --------------

REGIONAL BANKS  1.6%
Compass Bancshares, Inc. ...................................   150,000         6,573,000
Huntington Bancshares, Inc. ................................   300,000         7,473,000
TCF Financial Corp. ........................................   300,000         9,087,000
                                                                          --------------
                                                                              23,133,000
                                                                          --------------
RESTAURANTS  1.6%
Starbucks Corp. (a).........................................   300,000        13,638,000
Yum! Brands, Inc. ..........................................   250,000        10,165,000
                                                                          --------------
                                                                              23,803,000
                                                                          --------------
SEMICONDUCTOR EQUIPMENT  0.8%
Lam Research Corp. (a)......................................   500,000        10,940,000
                                                                          --------------

SEMICONDUCTORS  3.8%
Altera Corp. (a)............................................   500,000         9,785,000
Cree, Inc. (a)..............................................   400,000        12,212,000
Marvell Technology Group Ltd. (Bermuda) (a).................   300,000         7,839,000
Microchip Technology, Inc. .................................   300,000         8,052,000
Micron Technology, Inc. (a).................................   600,000         7,218,000
Skyworks Solutions, Inc. (a)................................  1,000,000        9,500,000
                                                                          --------------
                                                                              54,606,000
                                                                          --------------
SPECIALIZED FINANCE  0.8%
CIT Group, Inc. ............................................   300,000        11,217,000
                                                                          --------------

SPECIALTY CHEMICALS  0.7%
Cytec Industries, Inc. .....................................   200,000         9,790,000
                                                                          --------------

SPECIALTY STORES  2.5%
Barnes & Noble, Inc. (a)....................................   250,000         9,250,000
Dicks Sporting Goods, Inc. (a)..............................   300,000        10,686,000
Michaels Stores, Inc. ......................................   150,000         8,881,500
Williams-Sonoma, Inc. (a)...................................   200,000         7,510,000
                                                                          --------------
                                                                              36,327,500
                                                                          --------------
STEEL  0.9%
Nucor Corp. ................................................   150,000        13,705,500
                                                                          --------------

SYSTEMS SOFTWARE  3.0%
Adobe Systems, Inc. ........................................   250,000        12,367,500
NCR Corp. (a)...............................................   200,000         9,918,000
Symantec Corp. (a)..........................................   400,000        21,952,000
                                                                          --------------
                                                                              44,237,500
                                                                          --------------
THRIFTS & MORTGAGE FINANCE  1.3%
MGIC Investment Corp. ......................................   100,000         6,655,000
New Century Financial Corp. REIT (a)........................   200,000        12,044,000
                                                                          --------------
                                                                              18,699,000
                                                                          --------------

See Notes to Financial Statements                                             15

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS  0.6%
Fastenal Co. ...............................................   150,000    $    8,640,000
                                                                          --------------

TRUCKING  1.4%
JB Hunt Transport Services, Inc. ...........................   300,000        11,142,000
Yellow Roadway Corp. (a)....................................   200,000         9,378,000
                                                                          --------------
                                                                              20,520,000
                                                                          --------------
WIRELESS TELECOMMUNICATION SERVICES  0.7%
Western Wireless Corp., Class A (a).........................   400,000        10,284,000
                                                                          --------------
TOTAL LONG-TERM INVESTMENTS  98.5%
(Cost $1,233,725,968)..................................................    1,433,110,350

REPURCHASE AGREEMENT  0.3%
UBS Securities LLC ($4,837,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.73%, dated
  09/30/04, to be sold on 10/01/04 at $4,837,232)
  (Cost $4,837,000)....................................................        4,837,000
                                                                          --------------

TOTAL INVESTMENTS  98.8%
  (Cost $1,238,562,968)................................................    1,437,947,350

OTHER ASSETS IN EXCESS OF LIABILITIES  1.2%............................       16,684,594
                                                                          --------------

NET ASSETS  100.0%.....................................................   $1,454,631,944
                                                                          ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

REIT--Real Estate Investment Trust

 16                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $1,238,562,968).....................  $ 1,437,947,350
Receivables:
  Investments Sold..........................................       42,097,552
  Fund Shares Sold..........................................        1,268,664
  Dividends.................................................          465,000
  Interest..................................................              232
Other.......................................................          152,209
                                                              ---------------
    Total Assets............................................    1,481,931,007
                                                              ---------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       18,475,812
  Fund Shares Repurchased...................................        4,482,980
  Distributor and Affiliates................................        2,160,757
  Investment Advisory Fee...................................          828,439
  Custodian Bank............................................          122,683
Accrued Expenses............................................        1,064,240
Trustees' Deferred Compensation and Retirement Plans........          164,152
                                                              ---------------
    Total Liabilities.......................................       27,299,063
                                                              ---------------
NET ASSETS..................................................  $ 1,454,631,944
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $ 2,363,069,450
Net Unrealized Appreciation.................................      199,384,382
Accumulated Net Investment Loss.............................       (8,613,239)
Accumulated Net Realized Loss...............................   (1,099,208,649)
                                                              ---------------
NET ASSETS..................................................  $ 1,454,631,944
                                                              ===============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $867,455,756 and 68,099,732 shares of
    beneficial interest issued and outstanding).............  $         12.74
    Maximum sales charge (5.75%* of offering price).........              .78
                                                              ---------------
    Maximum offering price to public........................  $         13.52
                                                              ===============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $437,849,344 and 37,069,280 shares of
    beneficial interest issued and outstanding).............  $         11.81
                                                              ===============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $78,174,117 and 6,598,575 shares of
    beneficial interest issued and outstanding).............  $         11.85
                                                              ===============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $71,152,727 and 5,533,418 shares of
    beneficial interest issued and outstanding).............  $         12.86
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             17

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended September 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $11,832).....  $  4,031,644
Interest....................................................       186,066
                                                              ------------
    Total Income............................................     4,217,710
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     5,295,902
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, C and I of $1,120,100, $2,295,886, $410,642 and $0,
  respectively).............................................     3,826,628
Shareholder Services........................................     3,108,753
Custody.....................................................        59,193
Legal.......................................................        50,457
Trustees' Fees and Related Expenses.........................        10,285
Other.......................................................       317,610
                                                              ------------
    Total Expenses..........................................    12,668,828
    Less Credits Earned on Cash Balances....................         6,938
                                                              ------------
    Net Expenses............................................    12,661,890
                                                              ------------
NET INVESTMENT LOSS.........................................  $ (8,444,180)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 60,039,598
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   292,426,616
  End of the Period.........................................   199,384,382
                                                              ------------
Net Unrealized Depreciation During the Period...............   (93,042,234)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(33,002,636)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(41,446,816)
                                                              ============

 18                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE            FOR THE
                                                          SIX MONTHS ENDED      YEAR ENDED
                                                         SEPTEMBER 30, 2004   MARCH 31, 2004
                                                         -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss....................................    $   (8,444,180)    $  (18,896,469)
Net Realized Gain......................................        60,039,598        312,793,534
Net Unrealized Appreciation/Depreciation During the
  Period...............................................       (93,042,234)       228,962,025
                                                           --------------     --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....       (41,446,816)       522,859,090
                                                           --------------     --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................       146,574,755        441,356,669
Cost of Shares Repurchased.............................      (256,182,552)      (449,129,790)
                                                           --------------     --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....      (109,607,797)        (7,773,121)
                                                           --------------     --------------
TOTAL INCREASE/DECREASE IN NET ASSETS..................      (151,054,613)       515,085,969
NET ASSETS:
Beginning of the Period................................     1,605,686,557      1,090,600,588
                                                           --------------     --------------
End of the Period (Including accumulated net investment
  loss of $8,613,239 and $169,059, respectively).......    $1,454,631,944     $1,605,686,557
                                                           ==============     ==============

See Notes to Financial Statements                                             19

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                           SIX MONTHS
                              ENDED                      YEAR ENDED MARCH 31,
CLASS A SHARES            SEPTEMBER 30,   ---------------------------------------------------
                              2004         2004      2003       2002       2001        2000
                          -------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF THE
  PERIOD.................    $13.05       $ 8.87    $ 12.66    $ 15.77    $ 37.44    $  17.14
                             ------       ------    -------    -------    -------    --------
  Net Investment Loss....      (.05)(b)     (.12)(b)   (.12)(b)   (.14)(b)   (.21)(b)    (.24)(b)
  Net Realized and
    Unrealized
    Gain/Loss............      (.26)        4.30      (3.67)     (2.97)    (17.03)      22.41
                             ------       ------    -------    -------    -------    --------
Total from Investment
  Operations.............      (.31)        4.18      (3.79)     (3.11)    (17.24)      22.17
Less Distributions from
  Net Realized Gain......       -0-          -0-        -0-        -0-**     4.43        1.87
                             ------       ------    -------    -------    -------    --------
NET ASSET VALUE, END OF
  THE PERIOD.............    $12.74       $13.05    $  8.87    $ 12.66    $ 15.77    $  37.44
                             ======       ======    =======    =======    =======    ========

Total Return (a).........    -2.38%*      47.13%    -29.94%    -19.70%    -49.31%     133.67%
Net Assets at End of the
  Period (In millions)...    $867.5       $953.4    $ 630.6    $ 783.4    $ 778.1    $1,205.8
Ratio of Expenses to
  Average Net Assets.....     1.41%        1.47%      1.62%      1.43%      1.19%       1.25%
Ratio of Net Investment
  Loss to Average Net
  Assets.................     (.86%)      (1.04%)    (1.26%)     (.98%)     (.75%)      (.86%)
Portfolio Turnover.......       78%*        201%       217%       320%       270%        139%

*   Non-Annualized

**  Amount is less than $.01.

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

 20                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND


FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.


                           SIX MONTHS
                              ENDED                   YEAR ENDED MARCH 31, 2002
CLASS B SHARES            SEPTEMBER 30,   --------------------------------------------------
                              2004         2004      2003       2002       2001       2000
                          ------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF THE
  PERIOD.................    $12.15       $ 8.32    $ 11.97    $ 15.02    $ 36.24    $ 16.75
                             ------       ------    -------    -------    -------    -------
  Net Investment Loss....      (.10)(b)     (.19)(b)   (.19)(b)   (.23)(b)   (.41)(b)   (.43)(b)
  Net Realized and
    Unrealized
    Gain/Loss............      (.24)        4.02      (3.46)     (2.82)    (16.38)     21.79
                             ------       ------    -------    -------    -------    -------
Total from Investment
  Operations.............      (.34)        3.83      (3.65)     (3.05)    (16.79)     21.36
Less Distributions from
  Net Realized Gain......       -0-          -0-        -0-        -0-**     4.43       1.87
                             ------       ------    -------    -------    -------    -------
NET ASSET VALUE, END OF
  THE PERIOD.............    $11.81       $12.15    $  8.32    $ 11.97    $ 15.02    $ 36.24
                             ======       ======    =======    =======    =======    =======

Total Return (a).........    -2.80%*      46.03%    -30.49%    -20.28%    -49.72%    131.91%
Net Assets at End of the
  Period (In millions)...    $437.8       $488.0    $ 341.5    $ 541.5    $ 642.5    $ 948.5
Ratio of Expenses to
  Average Net Assets.....     2.17%        2.23%      2.37%      2.19%      2.00%      2.00%
Ratio of Net Investment
  Loss to Average Net
  Assets.................    (1.62%)      (1.80%)    (2.00%)    (1.74%)    (1.56%)    (1.61%)
Portfolio Turnover.......       78%*        201%       217%       320%       270%       139%

*   Non-Annualized

**  Amount is less than $.01.

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

See Notes to Financial Statements                                             21

VAN KAMPEN AGGRESSIVE GROWTH FUND


FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.


                           SIX MONTHS
                              ENDED                      YEAR ENDED MARCH 31,
CLASS C SHARES            SEPTEMBER 30,   --------------------------------------------------
                              2004         2004      2003       2002       2001       2000
                          ------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF THE
  PERIOD.................    $12.18       $ 8.35    $ 12.00    $ 15.07    $ 36.33    $ 16.76
                             ------       ------    -------    -------    -------    -------
  Net Investment Loss....      (.10)(b)     (.19)(b)   (.19)(b)   (.23)(b)   (.40)(b)   (.45)(b)
  Net Realized and
    Unrealized
    Gain/Loss............      (.23)        4.02      (3.46)     (2.84)    (16.43)     21.89
                             ------       ------    -------    -------    -------    -------
Total from Investment
  Operations.............      (.33)        3.83      (3.65)     (3.07)    (16.83)     21.44
Less Distributions from
  Net Realized Gain......       -0-          -0-        -0-        -0-**     4.43       1.87
                             ------       ------    -------    -------    -------    -------
NET ASSET VALUE, END OF
  THE PERIOD.............    $11.85       $12.18    $  8.35    $ 12.00    $ 15.07    $ 36.33
                             ======       ======    =======    =======    =======    =======

Total Return (a).........    -2.71%*      45.87%    -30.42%    -20.35%    -49.71%    132.31%
Net Assets at End of the
  Period (In millions)...    $ 78.2       $ 88.4    $  68.8    $ 125.0    $ 152.9    $ 202.7
Ratio of Expenses to
  Average Net Assets.....     2.18%        2.24%      2.37%      2.19%      2.00%      2.01%
Ratio of Net Investment
  Loss to Average Net
  Assets.................    (1.62%)      (1.81%)    (2.01%)    (1.74%)    (1.56%)    (1.62%)
Portfolio Turnover.......       78%*        201%       217%       320%       270%       139%

*   Non-Annualized

**  Amount is less than $.01.

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

 22                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND


FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.


                               SIX MONTHS                                     OCTOBER 17, 2000
                                  ENDED            YEAR ENDED MARCH 31,       (COMMENCEMENT OF
CLASS I SHARES                SEPTEMBER 30,    ----------------------------    OPERATIONS) TO
                                  2004          2004      2003       2002      MARCH 31, 2001
                              ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................    $13.16        $ 8.92    $ 12.70    $ 15.78       $ 33.01
                                 ------        ------    -------    -------       -------
  Net Investment Loss........      (.04)(b)      (.09)(b)   (.10)(b)   (.10)(b)      (.05)(b)
  Net Realized and Unrealized
    Gain/Loss................      (.26)         4.33      (3.68)     (2.98)       (12.75)
                                 ------        ------    -------    -------       -------
Total from Investment
  Operations.................      (.30)         4.24      (3.78)     (3.08)       (12.80)
Less Distributions from Net
  Realized Gain..............       -0-           -0-        -0-        -0-**        4.43
                                 ------        ------    -------    -------       -------
NET ASSET VALUE, END OF THE
  PERIOD.....................    $12.86        $13.16    $  8.92    $ 12.70       $ 15.78
                                 ======        ======    =======    =======       =======

Total Return (a).............    -2.28%*       47.53%    -29.76%    -19.50%       -42.49%*
Net Assets at End of the
  Period (In millions).......    $ 71.2        $ 75.8    $  49.6    $  74.4       $  89.1
Ratio of Expenses to Average
  Net Assets.................     1.16%         1.22%      1.36%      1.18%         1.08%
Ratio of Net Investment Loss
  to Average Net Assets......     (.61%)        (.79%)    (1.00%)     (.73%)        (.49%)
Portfolio Turnover...........       78%*         201%       217%       320%          270%

(a) Assumes reinvestment of all distributions for the period.

(b) Based on average shares outstanding.

*   Non-Annualized

**  Amount is less than $.01.

See Notes to Financial Statements                                             23

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Aggressive Growth Fund (the "Fund") is organized as a separate diversified series of Van Kampen Equity Trust (the "Trust"), a Delaware statutory trust which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth. The Fund commenced investment operations on May 29, 1996 with three classes of common shares, Class A, Class B and Class C. The distribution of the Fund's Class I Shares commenced on October 17, 2000. Prior to July 30, 2004, the Class I Shares of the Fund were designated as Class D Shares. All issued and outstanding Class D Shares were redesignated as Class I Shares as of that date. Effective November 30, 2003, the Fund's investment adviser, Van Kampen Investment Advisory Corp. merged into its affiliate, Van Kampen Asset Management.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed securities and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At March 31, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $1,158,948,207, which will expire between March 31, 2010 and March 31, 2011.

    At September 30, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $1,238,562,968
                                                              ==============
Gross tax unrealized appreciation...........................  $  221,813,785
Gross tax unrealized depreciation...........................     (22,429,403)
                                                              --------------
Net tax unrealized appreciation on investments..............  $  199,384,382
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

F. EXPENSE REDUCTIONS During the six months ended September 30, 2004, the Fund's custody fee was reduced by $6,938 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .75%
Next $500 million...........................................     .70%
Over $1 billion.............................................     .65%

    For the six months ended September 30, 2004, the Fund recognized expenses of approximately $32,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended September 30, 2004, the Fund recognized expenses of approximately $57,400 representing Van Kampen's cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended September 30, 2004, the Fund recognized expenses of approximately $2,656,800 representing transfer agency fees paid

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

to VKIS. The transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $106,600 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended September 30, 2004, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $84,739.

3. CAPITAL TRANSACTIONS

At September 30, 2004, capital aggregated $1,214,107,189, $778,609,951,
$198,677,338 and $171,674,972 for Classes A, B, C and I, respectively. For the six months ended September 30, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................    8,429,306    $ 106,997,334
  Class B...................................................    2,705,249       31,880,542
  Class C...................................................      414,331        4,888,597
  Class I...................................................      220,959        2,808,282
                                                              -----------    -------------
Total Sales.................................................   11,769,845    $ 146,574,755
                                                              ===========    =============
Repurchases:
  Class A...................................................  (13,387,375)   $(169,498,246)
  Class B...................................................   (5,811,024)     (68,284,719)
  Class C...................................................   (1,072,593)     (12,645,157)
  Class I...................................................     (448,630)      (5,754,430)
                                                              -----------    -------------
Total Repurchases...........................................  (20,719,622)   $(256,182,552)
                                                              ===========    =============

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

    At March 31, 2004, capital aggregated $1,276,608,101, $815,014,128,
$206,433,898 and $174,621,120 for Classes A, B, C and D, respectively. For the year ended March 31, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   28,954,927    $ 321,345,939
  Class B...................................................    8,260,665       86,980,588
  Class C...................................................    1,382,004       14,541,714
  Class D...................................................    1,614,499       18,488,428
                                                              -----------    -------------
Total Sales.................................................   40,212,095    $ 441,356,669
                                                              ===========    =============
Repurchases:
  Class A...................................................  (26,964,478)   $(309,211,464)
  Class B...................................................   (9,123,288)     (98,380,006)
  Class C...................................................   (2,364,766)     (25,582,121)
  Class D...................................................   (1,416,094)     (15,956,199)
                                                              -----------    -------------
Total Repurchases...........................................  (39,868,626)   $(449,129,790)
                                                              ===========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended September 30, 2004 and the year ended March 31, 2004, 949,861 and 70,276 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended September 30, 2004 and the year ended March 31, 2004, 0 and 197 Class C Shares converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

made within five years of the purchase for Class B Shares and within one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended September 30, 2004, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $78,500 and CDSC on redeemed shares of Classes B and C of approximately $376,900. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $1,154,436,600 and $1,243,356,428, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $7,365,000 and $114,900 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended September 30, 2004, are payments retained by Van Kampen of approximately $1,808,420 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $548,900.

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph.

    The defendants have moved to dismiss these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN AGGRESSIVE GROWTH FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                      (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 70,170, 270
                                                 AGG SAR
                                                 11/04 RN04-02591P-Y09/04

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Small Cap Value Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2004.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 09/30/04

                                A SHARES               B SHARES               C SHARES
                              since 6/21/99          since 6/21/99          since 6/21/99
--------------------------------------------------------------------------------------------
                                        W/MAX                  W/MAX                  W/MAX
                                        5.75%                  5.00%                  1.00%
AVERAGE ANNUAL             W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS               CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE

Since Inception             10.91%       9.67%     10.06%      10.06%     10.07%      10.07%

5-year                      12.32       11.00      11.48       11.28      11.49       11.49

1-year                      20.39       13.49      19.47       14.47      19.45       18.45

6-month                     -0.25       -5.96      -0.63       -5.60      -0.69       -1.69
--------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower.

The Russell 2000(R) Value Index is generally representative of the U.S. market for small-capitalization stocks. It contains securities that value managers typically select from the Russell 2000(R) Index. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004

Van Kampen Small Cap Value Fund is managed by the adviser's Small/Mid-Cap Value team. Current members include Richard Glass, Executive Director of the adviser.(1)

MARKET CONDITIONS

During the six-month period ended September 30, 2004, small-cap stocks reversed their recent trend of outperformance versus mid- and large-cap stocks. Value stocks, however, significantly outperformed growth stocks. In an environment marked by rising oil prices, energy and basic resources were the two strongest sectors within the Russell 2000 Value Index over the period. Telecommunication services and technology were the worst performers, and a number of consumer-related sectors lagged as well.

In many ways, it was surprising that the market didn't display even weaker performance than it produced over the six-month period, given the number of challenges it faced: these included short-term supply disruptions and longer-term geopolitical concerns that contributed to the spikes in crude oil prices, as well as the after-effects of devastating hurricane activity in the southeastern United States. Such factors negatively affected consumer and business confidence indicators. GDP growth moderated, and the Conference Board's U.S. Leading Economic Index declined for three consecutive months during the period. While jobs data strengthened dramatically and then receded, the Federal Reserve raised short-term interest rates three times. Fed Chairman Greenspan attributed much of the recent economic "soft patch" to rising energy prices. On a positive note, market participants--many of whom continue to view the possibility of a repeat terrorist incident as one of their main concerns--were encouraged by the fact that the summer Olympics and the two American political conventions passed without disruption.

On the earnings front, the majority of listed U.S. companies posted respectable, if not overly impressive, earnings. But in many cases companies' "earnings guidance" for future periods disappointed. For companies whose earnings missed analysts' forecasts, their shares often sold off dramatically.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

For the six-month period ended September 30, 2004, the fund returned -0.25 percent. By comparison, the fund's benchmark, the Russell 2000 Value Index, returned 1.00 percent.

During the period, the fund benefited from its overweight in energy, and its underweight in telecomm services and technology. Performance was also boosted by stock selection within utilities. The fund's best performer within the utilities sector was PNM Resources, the holding company for Public Service Company of New Mexico. A regulated utility that sells excess power on the open market, PNM raised its earnings guidance after a strong first half of 2004, and made a major acquisition that we believe will be a good fit for the utility going forward.

The fund also benefited from stock selection in consumer staples, as exemplified by its holding in Corn Products International. Corn Products, a good turnaround story, brought in new management in 2001 and has recently posted favorable results in many of their end markets, especially on the international side.

Additionally, the fund benefited from stock selection in heavy industry/transportation, where defense electronics supplier DRS Technologies posted gains by delivering stronger-than-expected earnings growth and winning a number of new contracts.

On the negative side, stock selection within financial services, consumer services and energy detracted from the fund's six-month performance. Within financial services, a holding in Conseco subtracted the most from overall performance. We believe Conseco to be a turnaround story in its early stages, but the insurer was hurt in the short-term by unfavorable mortality results and the poor performance of mortgage-backed securities within its investment portfolio. We remain confident that the company is on track for growth.

In consumer services, the fund's holdings in Sinclair Broadcast Group and Nexstar detracted from performance, as both stocks suffered in a difficult environment for television broadcasters. Sinclair was hurt by exposure to the underperforming WB Network and the hurricane-related loss of advertising revenue at some of its Florida stations. Nexstar was affected by lower-than-expected political ad spending in key states.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004

--------------------------------------------------------
                                     RUSSELL 2000
      CLASS A   CLASS B   CLASS C   VALUE(R) INDEX

       -0.25%   -0.63%    -0.69%         1.00%
--------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

Within energy, the fund's holdings in Stone Energy did not meet expectations, as the company experienced a series of production disappointments.

In terms of sector adjustments, during the period we increased the fund's allocation in financials slightly, though the fund still maintained an underweight compared with the benchmark. In particular, the fund was underweight banks and real estate investment trusts (REITs) for valuation reasons, but held an overweight position in insurance. We also reduced the fund's weighting in energy, taking advantage of that sector's strength during the quarter to bring the fund down to a near-market weight. Lastly, we continued to overweight the fund's portfolio in the heavy industry/transport sector, as we have found a number of companies in the sector with reasonable valuations and favorable future prospects. All other sector allocations within the fund are near benchmark weights.

At present we hold a cautious view of the market, for valuation reasons. Identifying quality small-cap stocks that are attractively priced remains difficult. Earnings expectations may still have to come down in certain areas. There has been improvement in the U.S. economy, but much of the forward momentum has already been "priced into" the stock market. Because consumers never really stopped spending, even during the economic downturn, we sense little pent-up consumer demand to push the economy forward. We remain committed to our investment philosophy of owning quality companies with attractive valuations and one or more catalysts for appreciation. We believe this approach offers the best possibility for downside protection in volatile markets without sacrificing upside potential should market sentiment become more positive.

There is no guarantee that the securities mentioned will continue to perform well or be held by the fund in the future.

TOP 10 HOLDINGS AS OF 9/30/04
DRS Technologies, Inc                                                   3.0%
Apria Healthcare Group, Inc                                             3.0
AFC Enterprises, Inc                                                    2.2
School Specialty, Inc                                                   2.2
LNR Property Corp                                                       2.2
Terex Corp                                                              2.2
Intrawest Corp                                                          2.1
Laidlaw International, Inc                                              2.0
Denbury Resources, Inc                                                  1.9
PNM Resources, Inc                                                      1.8
SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 9/30/04
Industrial Machinery                                                    5.6%
Diversified Bank                                                        5.5
Real Estate Investment Trusts                                           5.4
Diversified Commercial Services                                         4.4
Reinsurance                                                             3.9
Specialty Chemicals                                                     3.8
Aerospace & Defense                                                     3.4
Thrifts & Mortgage Finance                                              3.4
Trucking                                                                3.3
Health Care Distributors                                                3.0
Oil & Gas Equipment & Services                                          3.0
Life & Health Insurance                                                 2.9
Property & Casualty                                                     2.7
Gas Utilities                                                           2.6
Specialty Stores                                                        2.6
Oil & Gas Exploration & Production                                      2.3
Catalog Retail                                                          2.2
Construction & Farm Machinery                                           2.2
Real Estate Management & Development                                    2.2
Restaurants                                                             2.2
Broadcasting & Cable TV                                                 2.1
Hotels                                                                  2.1
Agricultural Products                                                   2.0
Integrated Oil & Gas                                                    1.9
Electric Utilities                                                      1.8
Systems Software                                                        1.7
Aluminum                                                                1.4
Apparel Retail                                                          1.4
Household Products                                                      1.4
Communications Equipment                                                1.3
Electronic Equipment Manufacturers                                      1.3

                                              (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 9/30/04
                                           (continued from previous page)
Electrical Components & Equipment                                       1.2%
Application Software                                                    1.1
Consumer Finance                                                        1.0
Paper Products                                                          1.0
Advertising                                                             0.9
Commercial Printing                                                     0.9
Diversified Chemicals                                                   0.9
Packaged Foods                                                          0.9
Precious Metals & Minerals                                              0.9
Office Services & Supplies                                              0.7
Regional Banks                                                          0.7
Auto Parts & Equipment                                                  0.6
Other Diversified Financial Services                                    0.6
Pharmaceuticals                                                         0.6
Wireless Telecommunication Services                                     0.6
Biotechnology                                                           0.5
Highways & Railtracks                                                   0.1
Apparel & Accessories                                                   0.0
                                                                      ------
Total Long-Term Investments                                            98.2%
Short-Term Investments                                                  2.0
Liabilities in Excess of Other Assets                                  (0.2)
                                                                      ------
Total Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its public web site, . Each Van Kampen fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Furthermore, each Van Kampen open-end fund provides partial lists of its portfolio holdings (such as top 10 or top 15 fund holdings) to the public web site each month with a delay of approximately 15 days.

       You may obtain copies of a fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 4/1/04 - 9/30/04.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   4/1/04           9/30/04       4/1/04-9/30/04
Class A
  Actual......................................    $1,000.00        $  997.54          $ 7.51
  Hypothetical................................     1,000.00         1,017.55            7.59
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00           993.67           11.25
  Hypothetical................................     1,000.00         1,013.79           11.36
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00           993.05           11.24
  Hypothetical................................     1,000.00         1,013.79           11.36
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, 2.25%, and 2.25% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). These ratios reflect an expense cap.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  98.2%
ADVERTISING  0.9%
RH Donnelley Corp. (a)......................................    61,600    $  3,040,576
                                                                          ------------

AEROSPACE & DEFENSE  3.4%
DRS Technologies, Inc. (a)..................................   288,400      10,797,696
Moog, Inc., Class A (a).....................................    34,200       1,241,460
                                                                          ------------
                                                                            12,039,156
                                                                          ------------
AGRICULTURAL PRODUCTS  2.0%
Corn Products International, Inc. ..........................    75,800       3,494,380
Delta & Pine Land Co. ......................................   134,900       3,608,575
                                                                          ------------
                                                                             7,102,955
                                                                          ------------
ALUMINUM  1.4%
Reliance Steel & Aluminum Co. ..............................   126,100       5,006,170
                                                                          ------------

APPAREL & ACCESSORIES  0.0%
Russell Corp. ..............................................     6,400         107,776
                                                                          ------------

APPAREL RETAIL  1.4%
Stage Stores, Inc. (a)......................................   146,200       5,002,964
                                                                          ------------

APPLICATION SOFTWARE  1.1%
MSC.Software Corp. (a)......................................   488,549       3,927,934
                                                                          ------------

AUTO PARTS & EQUIPMENT  0.6%
Tower Automotive, Inc. (a)..................................  1,058,200      2,211,638
                                                                          ------------

BIOTECHNOLOGY  0.5%
Diversa Corp. (a)...........................................   228,200       1,905,470
                                                                          ------------

BROADCASTING & CABLE TV  2.1%
Nexstar Broadcasting Group, Inc., Class A (a)...............   250,200       2,131,704
Saga Communications, Inc., Class A (a)......................   103,900       1,761,105
Sinclair Broadcast Group, Inc., Class A.....................   462,300       3,374,790
                                                                          ------------
                                                                             7,267,599
                                                                          ------------
CATALOG RETAIL  2.2%
School Specialty, Inc. (a)..................................   197,500       7,783,475
                                                                          ------------

COMMERCIAL PRINTING  0.9%
Banta Corp. ................................................    84,300       3,350,925
                                                                          ------------

COMMUNICATIONS EQUIPMENT  1.3%
Belden CDT, Inc. ...........................................   205,400       4,477,720
                                                                          ------------

CONSTRUCTION & FARM MACHINERY  2.2%
Terex Corp. (a).............................................   176,800       7,673,120
                                                                          ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
CONSUMER FINANCE  1.0%
MoneyGram International, Inc. ..............................   204,000    $  3,484,320
                                                                          ------------

DIVERSIFIED BANKS  5.5%
Alabama National BanCorp. ..................................    29,300       1,754,191
Central Pacific Financial Corp. ............................    99,600       2,740,992
Community First Bankshares, Inc. ...........................   134,200       4,302,452
Independent Bank Corp. .....................................    81,119       2,190,213
Integra Bank Corp. .........................................   141,380       3,067,946
MB Financial Corp. .........................................    76,750       3,042,370
Provident Bancorp, Inc. ....................................   196,300       2,304,562
                                                                          ------------
                                                                            19,402,726
                                                                          ------------
DIVERSIFIED CHEMICALS  0.9%
Acuity Brands, Inc. ........................................    46,060       1,094,846
Hercules, Inc. (a)..........................................   151,700       2,161,725
                                                                          ------------
                                                                             3,256,571
                                                                          ------------
DIVERSIFIED COMMERCIAL SERVICES  4.4%
Geo Group, Inc. (a).........................................   159,100       3,253,595
Icon Plc--ADR (Ireland) (a).................................    72,322       2,380,117
MAXIMUS, Inc. (a)...........................................   145,300       4,186,093
Navigant International, Inc. (a)............................   187,400       3,060,242
Viad Corp. .................................................   110,500       2,622,165
                                                                          ------------
                                                                            15,502,212
                                                                          ------------
ELECTRIC UTILITIES  1.8%
PNM Resources, Inc. ........................................   289,450       6,515,519
                                                                          ------------

ELECTRICAL COMPONENTS & EQUIPMENT  1.2%
Ametek, Inc. ...............................................    73,100       2,216,392
General Cable Corp. (a).....................................   180,560       1,921,158
                                                                          ------------
                                                                             4,137,550
                                                                          ------------
ELECTRONIC EQUIPMENT MANUFACTURERS  1.3%
LoJack Corp. (a)............................................   266,900       2,989,280
Methode Electronics, Inc. ..................................   133,300       1,704,907
                                                                          ------------
                                                                             4,694,187
                                                                          ------------
GAS UTILITIES  2.6%
AGL Resources, Inc. ........................................   180,400       5,550,908
UGI Corp. ..................................................   101,400       3,778,164
                                                                          ------------
                                                                             9,329,072
                                                                          ------------
HEALTH CARE DISTRIBUTORS  3.0%
Apria Healthcare Group, Inc. (a)............................   388,200      10,578,450
                                                                          ------------

HIGHWAYS & RAILTRACKS  0.1%
Pacer International, Inc. (a)...............................    25,900         424,760
                                                                          ------------

HOTELS  2.1%
Intrawest Corp. (Canada)....................................   390,000       7,386,600
                                                                          ------------

See Notes to Financial Statements                                             11

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS  1.4%
Central Garden & Pet Co. (a)................................   161,300    $  4,939,006
                                                                          ------------

INDUSTRIAL MACHINERY  5.6%
Albany International Corp., Class A.........................   149,200       4,447,652
Briggs & Stratton Corp. ....................................    23,400       1,900,080
CIRCOR International, Inc. .................................   172,700       3,367,650
Imation Corp. ..............................................   124,500       4,430,955
Watts Water Technologies, Inc., Class A.....................   213,300       5,727,105
                                                                          ------------
                                                                            19,873,442
                                                                          ------------
INTEGRATED OIL & GAS  1.9%
Denbury Resources, Inc. (a).................................   261,000       6,629,400
                                                                          ------------

LIFE & HEALTH INSURANCE  2.9%
Conseco, Inc. (a)...........................................   232,400       4,104,184
Reinsurance Group of America, Inc. .........................   150,000       6,180,000
                                                                          ------------
                                                                            10,284,184
                                                                          ------------
OFFICE SERVICES & SUPPLIES  0.7%
Imagistics International, Inc. (a)..........................    76,400       2,567,040
                                                                          ------------

OIL & GAS EQUIPMENT & SERVICES  3.0%
Superior Energy Services, Inc. (a)..........................   364,200       4,705,464
Universal Compression Holdings, Inc. (a)....................   171,170       5,831,762
                                                                          ------------
                                                                            10,537,226
                                                                          ------------
OIL & GAS EXPLORATION & PRODUCTION  2.3%
Remington Oil & Gas Corp. (a)...............................   182,700       4,795,875
St. Mary Land & Exploration Co. ............................    82,520       3,285,121
                                                                          ------------
                                                                             8,080,996
                                                                          ------------
OTHER DIVERSIFIED FINANCIAL SERVICES  0.6%
Collegiate Funding Services (a).............................   166,100       2,086,216
                                                                          ------------

PACKAGED FOODS  0.9%
Ralcorp Holdings, Inc. (a)..................................    86,500       3,122,650
                                                                          ------------

PAPER PRODUCTS  1.0%
Rock-Tenn Co., Class A......................................   220,900       3,476,966
                                                                          ------------

PHARMACEUTICALS  0.6%
KV Pharmaceutical Co., Class A (a)..........................   127,600       2,284,040
                                                                          ------------

PRECIOUS METALS & MINERALS  0.9%
Apex Silver Mines Ltd. (Cayman Islands) (a).................   145,100       3,148,670
                                                                          ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
PROPERTY & CASUALTY  2.7%
Direct General Corp. .......................................    28,200    $    815,544
Penn-America Group, Inc. ...................................   200,350       2,726,763
ProAssurance Corp. (a)......................................   169,199       5,925,349
                                                                          ------------
                                                                             9,467,656
                                                                          ------------
REAL ESTATE INVESTMENT TRUSTS  5.4%
Anthracite Capital, Inc. ...................................   333,900       3,712,968
Capital Automotive..........................................   146,000       4,565,420
CarrAmerica Realty Corp. ...................................    58,700       1,919,490
Cousins Properties, Inc. ...................................    90,500       3,105,055
Falcon Financial Investment Trust...........................   243,600       1,970,724
Heritage Property Investment Trust, Inc. ...................    26,270         766,296
Parkway Properties, Inc. ...................................    69,400       3,223,630
                                                                          ------------
                                                                            19,263,583
                                                                          ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT  2.2%
LNR Property Corp. .........................................   124,000       7,676,840
                                                                          ------------

REINSURANCE  3.9%
Max Re Capital, Ltd (Bermuda)...............................   174,800       3,496,000
NYMAGIC, Inc. ..............................................    88,400       1,935,076
Platinum Underwriters Holdings, Ltd. (Bermuda)..............   108,400       3,173,952
Triad Guaranty, Inc. (a)....................................    93,099       5,165,133
                                                                          ------------
                                                                            13,770,161
                                                                          ------------
REGIONAL BANKS  0.7%
Provident Bankshares Corp. .................................    75,800       2,543,090
                                                                          ------------

RESTAURANTS  2.2%
AFC Enterprises, Inc. (a)...................................   361,800       7,880,004
                                                                          ------------

SPECIALTY CHEMICALS  3.8%
Cytec Industries, Inc. .....................................   109,300       5,350,235
OM Group, Inc. (a)..........................................   116,700       4,266,552
Schulman A, Inc. ...........................................   181,200       3,993,648
                                                                          ------------
                                                                            13,610,435
                                                                          ------------
SPECIALTY STORES  2.6%
Movie Gallery, Inc. ........................................   166,400       2,916,992
TBC Corp. (a)...............................................   285,800       6,384,772
                                                                          ------------
                                                                             9,301,764
                                                                          ------------
SYSTEMS SOFTWARE  1.7%
CCC Information Services Group, Inc. (a)....................   179,039       3,167,200
Hummingbird Ltd. (Canada) (a)...............................   140,650       2,919,894
                                                                          ------------
                                                                             6,087,094
                                                                          ------------
THRIFTS & MORTGAGE FINANCE  3.4%
First Niagara Financial Group, Inc. ........................   221,183       2,959,429
MAF Bancorp, Inc. ..........................................    76,900       3,316,697

See Notes to Financial Statements                                             13

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE (CONTINUED)
PFF Bancorp, Inc. ..........................................    54,620    $  2,090,307
R&G Financial Corp., Class B (Puerto Rico)..................    94,950       3,669,818
                                                                          ------------
                                                                            12,036,251
                                                                          ------------
TRUCKING  3.3%
Laidlaw International, Inc. (a).............................   439,200       7,224,840
Overnite Corp. .............................................   147,800       4,645,354
                                                                          ------------
                                                                            11,870,194
                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES  0.6%
EMS Technologies, Inc. (a)..................................   126,300       2,178,675
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  98.2%
  (Cost $277,161,445)..................................................    348,325,028

REPURCHASE AGREEMENT  2.0%
State Street Bank & Trust Co. ($7,164,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  1.82%, dated 09/30/04, to be sold on 10/01/04 at $7,164,362)
  (Cost $7,164,000)....................................................      7,164,000
                                                                          ------------

TOTAL INVESTMENTS  100.2%
  (Cost $284,325,445)..................................................    355,489,028

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%)..........................       (836,032)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $354,652,996
                                                                          ============

    Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 14                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $284,325,445).......................  $355,489,028
Receivables:
  Investments Sold..........................................     4,384,678
  Dividends.................................................       234,827
  Fund Shares Sold..........................................        78,756
  Interest..................................................           362
Other.......................................................        38,298
                                                              ------------
    Total Assets............................................   360,225,949
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     3,896,105
  Fund Shares Repurchased...................................       761,484
  Distributor and Affiliates................................       467,057
  Investment Advisory Fee...................................       214,584
  Custodian Bank............................................         8,308
Accrued Expenses............................................       166,741
Trustees' Deferred Compensation and Retirement Plans........        58,674
                                                              ------------
    Total Liabilities.......................................     5,572,953
                                                              ------------
NET ASSETS..................................................  $354,652,996
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $272,670,348
Net Unrealized Appreciation.................................    71,163,583
Accumulated Net Realized Gain...............................    12,355,963
Accumulated Net Investment Loss.............................    (1,536,898)
                                                              ------------
NET ASSETS..................................................  $354,652,996
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $193,851,379 and 11,939,836 shares of
    beneficial interest issued and outstanding).............  $      16.24
    Maximum sales charge (5.75%* of offering price).........           .99
                                                              ------------
    Maximum offering price to public........................  $      17.23
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $121,946,136 and 7,763,383 shares of
    beneficial interest issued and outstanding).............  $      15.71
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $38,855,481 and 2,471,755 shares of
    beneficial interest issued and outstanding).............  $      15.72
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             15

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL STATEMENTS continued

Statement of Operations

For the Six Months Ended September 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $6,552)......  $  1,723,408
Interest....................................................        37,044
                                                              ------------
    Total Income............................................     1,760,452
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     1,348,061
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $242,314, $623,841 and $200,238,
  respectively).............................................     1,066,393
Shareholder Services........................................       653,930
Custody.....................................................        25,706
Legal.......................................................        19,840
Trustees' Fees and Related Expenses.........................        11,405
Other.......................................................       189,280
                                                              ------------
    Total Expenses..........................................     3,314,615
    Investment Advisory Fee Reduction.......................         4,109
    Less Credits Earned on Cash Balances....................         1,985
                                                              ------------
    Net Expenses............................................     3,308,521
                                                              ------------
NET INVESTMENT LOSS.........................................  $ (1,548,069)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 13,405,551
  Foreign Currency Transactions.............................            (3)
                                                              ------------
Net Realized Gain...........................................    13,405,548
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    85,750,972
  End of the Period.........................................    71,163,583
                                                              ------------
Net Unrealized Depreciation During the Period...............   (14,587,389)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $ (1,181,841)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $ (2,729,910)
                                                              ============

 16                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED       YEAR ENDED
                                                        SEPTEMBER 30, 2004    MARCH 31, 2004
                                                        ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss...................................     $ (1,548,069)      $  (2,729,806)
Net Realized Gain.....................................       13,405,548          24,616,668
Net Unrealized Appreciation/Depreciation During the
  Period..............................................      (14,587,389)        107,140,864
                                                           ------------       -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...       (2,729,910)        129,027,726
                                                           ------------       -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................       19,726,526         145,039,882
Cost of Shares Repurchased............................      (45,783,271)       (119,907,698)
                                                           ------------       -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....      (26,056,745)         25,132,184
                                                           ------------       -------------
TOTAL INCREASE/DECREASE IN NET ASSETS.................      (28,786,655)        154,159,910
NET ASSETS:
Beginning of the Period...............................      383,439,651         229,279,741
                                                           ------------       -------------
End of the Period (Including accumulated undistributed
  net investment income of ($1,536,898) and $11,171,
  respectively).......................................     $354,652,996       $ 383,439,651
                                                           ============       =============

See Notes to Financial Statements                                             17

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                       SIX                                               JUNE 21, 1999
                                     MONTHS                                              (COMMENCEMENT
                                      ENDED              YEAR ENDED MARCH 31,            OF OPERATIONS)
CLASS A SHARES                      SEPT. 30,    -------------------------------------    TO MARCH 31,
                                      2004        2004      2003       2002      2001         2000
                                    -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
 PERIOD...........................   $16.28      $10.62    $ 14.13    $11.59    $ 9.81       $10.00
                                     ------      ------    -------    ------    ------       ------
 Net Investment Income/Loss.......     (.04)(c)    (.07)(c)    (.05)     .02(c)    .06          .05
 Net Realized and Unrealized
   Gain/Loss......................      -0-***     5.73      (3.31)     2.53      2.15         (.18)
                                     ------      ------    -------    ------    ------       ------
Total from Investment
 Operations.......................     (.04)       5.66      (3.36)     2.55      2.21         (.13)
                                     ------      ------    -------    ------    ------       ------
Less:
 Distributions from Net Investment
   Income.........................      -0-         -0-        -0-       -0-***    .04          .06
 Distributions from Net Realized
   Gain...........................      -0-         -0-        .15       .01       .39          -0-
                                     ------      ------    -------    ------    ------       ------
Total Distributions...............      -0-         -0-        .15       .01       .43          .06
                                     ------      ------    -------    ------    ------       ------
NET ASSET VALUE, END OF THE
 PERIOD...........................   $16.24      $16.28    $ 10.62    $14.13    $11.59       $ 9.81
                                     ======      ======    =======    ======    ======       ======

Total Return* (a).................   -0.25%**    53.30%    -23.84%    22.07%    22.63%        -.92%**
Net Assets at End of the Period
 (In millions)....................   $193.9      $204.8    $ 118.2    $ 73.2    $ 15.0       $  4.3
Ratio of Expenses to Average Net
 Assets* (b)......................    1.50%       1.50%      1.50%     1.50%     1.50%        1.48%
Ratio of Net Investment
 Income/Loss to Average Net
 Assets*..........................    (.52%)      (.49%)     (.39%)     .14%      .74%         .67%
Portfolio Turnover................      20%**       48%        66%      101%       27%          15%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net
    Assets (b)....................    1.50%       1.50%      1.59%     1.63%     2.71%        8.29%
  Ratio of Net Investment
    Income/Loss to Average Net
    Assets........................    (.52%)      (.49%)     (.48%)     .01%     (.47%)      (6.14%)

**  Non-Annualized

*** Amount is less than $.01.

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchases. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period June 21, 1999 to March 31, 2000.

(c) Based on average shares outstanding.

 18                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                       SIX                                               JUNE 21, 1999
                                     MONTHS                                              (COMMENCEMENT
                                      ENDED              YEAR ENDED MARCH 31,            OF OPERATIONS)
CLASS B SHARES                      SEPT. 30,    -------------------------------------    TO MARCH 31,
                                      2004        2004      2003       2002      2001         2000
                                    -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
 PERIOD...........................   $15.81      $10.39    $ 13.94    $11.52    $ 9.78       $10.00
                                     ------      ------    -------    ------    ------       ------
 Net Investment Income/Loss.......     (.10)(c)    (.17)(c)    (.12)    (.08)(c)    -0-         .01
 Net Realized and Unrealized
   Gain/Loss......................      -0-***     5.59      (3.28)     2.51      2.13         (.20)
                                     ------      ------    -------    ------    ------       ------
Total from Investment
 Operations.......................     (.10)       5.42      (3.40)     2.43      2.13         (.19)
                                     ------      ------    -------    ------    ------       ------
Less:
 Distributions from Net Investment
   Income.........................      -0-         -0-        -0-       -0-       -0-          .03
 Distributions from Net Realized
   Gain...........................      -0-         -0-        .15       .01       .39          -0-
                                     ------      ------    -------    ------    ------       ------
Total Distributions...............      -0-         -0-        .15       .01       .39          .03
                                     ------      ------    -------    ------    ------       ------
NET ASSET VALUE, END OF THE
 PERIOD...........................   $15.71      $15.81    $ 10.39    $13.94    $11.52       $ 9.78
                                     ======      ======    =======    ======    ======       ======

Total Return* (a).................   -0.63%**    52.17%    -24.46%    21.12%    22.05%       -1.81%**
Net Assets at End of the Period
 (In millions)....................   $121.9      $135.0    $  85.2    $ 86.6    $ 13.0       $  3.7
Ratio of Expenses to Average Net
 Assets* (b)......................    2.25%       2.25%      2.25%     2.25%     2.25%        2.23%
Ratio of Net Investment Loss to
 Average Net Assets*..............   (1.27%)     (1.24%)    (1.13%)    (.61%)    (.01%)       (.08%)
Portfolio Turnover................      20%**       48%        66%      101%       27%          15%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net
    Assets (b)....................    2.25%       2.25%      2.34%     2.38%     3.46%        9.04%
  Ratio of Net Investment Loss to
    Average Net Assets............   (1.27%)     (1.24%)    (1.22%)    (.74%)   (1.22%)      (6.89%)

 ** Non-Annualized

*** Amount is less than $.01.

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum contingent deferred sales charge of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period June 21, 1999 to March 31, 2000.

(c) Based on average shares outstanding.

See Notes to Financial Statements                                             19

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                       SIX                                                 JUNE 21, 1999
                                     MONTHS                                                (COMMENCEMENT
                                      ENDED                YEAR ENDED MARCH 31,            OF OPERATIONS)
CLASS C SHARES                      SEPT. 30,      -------------------------------------    TO MARCH 31,
                                      2004          2004      2003       2002      2001         2000
                                    ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
 PERIOD...........................   $15.83        $10.40    $ 13.95    $11.52    $ 9.78       $10.00
                                     ------        ------    -------    ------    ------       ------
 Net Investment Income/Loss.......     (.10)(c)      (.17)(c)    (.13)    (.08)(c)    -0-         .01
 Net Realized and Unrealized
   Gain/Loss......................     (.01)         5.60      (3.27)     2.52      2.13         (.20)
                                     ------        ------    -------    ------    ------       ------
Total from Investment
 Operations.......................     (.11)         5.43      (3.40)     2.44      2.13         (.19)
                                     ------        ------    -------    ------    ------       ------
Less:
 Distributions from Net Investment
   Income.........................      -0-           -0-        -0-       -0-       -0-          .03
 Distributions from Net Realized
   Gain...........................      -0-           -0-        .15       .01       .39          -0-
                                     ------        ------    -------    ------    ------       ------
Total Distributions...............      -0-           -0-        .15       .01       .39          .03
                                     ------        ------    -------    ------    ------       ------
NET ASSET VALUE, END OF THE
 PERIOD...........................   $15.72        $15.83    $ 10.40    $13.95    $11.52       $ 9.78
                                     ======        ======    =======    ======    ======       ======

Total Return* (a).................   -0.69%**      52.21%    -24.44%    21.21%    22.04%       -1.81%**
Net Assets at End of the Period
 (In millions)....................   $ 38.9        $ 43.7    $  25.8    $ 29.3    $  6.2       $  2.0
Ratio of Expenses to Average Net
 Assets* (b)......................    2.25%         2.25%      2.25%     2.25%     2.25%        2.23%
Ratio of Net Investment Loss to
 Average Net Assets*..............   (1.27%)       (1.24%)    (1.13%)    (.61%)    (.01%)       (.08%)
Portfolio Turnover................      20%**         48%        66%      101%       27%          15%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net
    Assets (b)....................    2.25%         2.25%      2.34%     2.38%     3.46%        9.04%
  Ratio of Net Investment Loss to
    Average Net Assets............   (1.27%)       (1.24%)    (1.22%)    (.74%)   (1.22%)      (6.89%)

**  Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period June 21, 1999 to March 31, 2000.

(c) Based on average shares outstanding.

 20                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Small Cap Value Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a diversified, open-end investment management company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek capital appreciation. The Fund commenced investment operations on June 21, 1999 with three classes of common shares, Class A, Class B, and Class C Shares. The Fund registered Class I Shares on July 31, 2004. There were no sales of Class I Shares for the period ended September 30, 2004.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices, or, if not available, their fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At March 31, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $1,006,157, which will expire on March 31, 2011.

    At September 30, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $284,330,988
                                                              ============
Gross tax unrealized appreciation...........................  $ 80,185,267
Gross tax unrealized depreciation...........................    (9,027,227)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 71,158,040
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended September 30, 2004, the Fund's custody fee was reduced by $1,985 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .75%
Next $500 million...........................................     .70%
Over $1 billion.............................................     .65%

    For the six months ended September 30, 2004, the Adviser waived approximately $4,100 of its advisory fees. The Adviser has agreed to waive all expenses in excess of 1.50% of Class A average net assets, 2.25% of Class B average net assets, and 2.25% of Class C average net assets. This waiver is voluntary and can be discontinued at any time.

    For the six months ended September 30, 2004, the Fund recognized expenses of approximately $12,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended September 30, 2004, the Fund recognized expenses of approximately $20,600 representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended September 30, 2004, the Fund recognized expenses of approximately $559,300 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $29,700 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease on the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended September 30, 2004, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $1,371.

3. CAPITAL TRANSACTIONS

At September 30, 2004, capital aggregated $145,608,649, $96,621,041 and
$30,440,658 for Classes A, B and C, respectively. For the six months ended September 30, 2004, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................     995,280    $ 15,709,840
  Class B...................................................     191,376       2,932,621
  Class C...................................................      70,299       1,084,065
                                                              ----------    ------------
Total Sales.................................................   1,256,955    $ 19,726,526
                                                              ==========    ============
Repurchases:
  Class A...................................................  (1,630,513)   $(25,634,352)
  Class B...................................................    (962,494)    (14,657,140)
  Class C...................................................    (360,845)     (5,491,779)
                                                              ----------    ------------
Total Repurchases...........................................  (2,953,852)   $(45,783,271)
                                                              ==========    ============

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

    At March 31, 2004, capital aggregated $155,533,161, $108,345,560 and
$34,848,372 for Classes A, B and C, respectively. For the year ended March 31, 2004, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................   7,552,391    $ 102,690,793
  Class B...................................................   2,177,316       29,611,500
  Class C...................................................     941,591       12,737,589
                                                              ----------    -------------
Total Sales.................................................  10,671,298    $ 145,039,882
                                                              ==========    =============
Repurchases:
  Class A...................................................  (6,113,056)   $ (85,084,011)
  Class B...................................................  (1,842,840)     (25,601,871)
  Class C...................................................    (661,738)      (9,221,816)
                                                              ----------    -------------
Total Repurchases...........................................  (8,617,634)   $(119,907,698)
                                                              ==========    =============

    Class B Shares and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. For the six months ended September 30, 2004 and the year ended March 31, 2004, 64,972 and 0 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchase of Class B Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended September 30, 2004, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $12,900 and CDSC on redeemed shares of approximately $133,200. Sales charges do not represent expenses of the Fund.

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $70,661,021 and $102,689,082, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such class of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $2,470,400 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended September 30, 2004, are payments retained by Van Kampen of approximately $504,800 and payments made to Morgan Stanley of approximately $178,300.

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN SMALL CAP VALUE FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                      (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 78, 178, 278
                                                 SCV SAR
                                                 11/04 RN04-02598P-Y09/04

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Value Opportunities Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2004.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 9/30/04

                                A SHARES               B SHARES               C SHARES
                              since 6/25/01          since 6/25/01          since 6/25/01
--------------------------------------------------------------------------------------------
                                        W/MAX                  W/MAX                  W/MAX
                                        5.75%                  5.00%                  1.00%
AVERAGE ANNUAL             W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS               CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE

Since inception              4.78%       2.90%      3.99%       3.29%      3.99%       3.99%

1-year                      19.54       12.61      18.88       13.88      18.88       17.88

6-month                      3.63       -2.31       3.21       -1.79       3.21        2.21
--------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Figures shown above assume reinvestment of all dividends and capital gains.

The S&P 500/Barra Value Index is generally representative of the U.S. market for value stocks. The S&P 500 Stock Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. These indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004

Van Kampen Value Opportunities Fund is managed by the adviser's Multi-Cap Value team.(1) Current members include B. Robert Baker, Jr., Managing Director of the adviser; and Jason S. Leder and Kevin C. Holt, Executive Directors of the adviser.

MARKET CONDITIONS

The stock market traded virtually flat during the six-month reporting period. Any good news about the economy or corporate earnings was tempered by uncertainties in the geopolitical realm, specifically terrorism and the upcoming U.S. presidential election. Additionally, investors feared that high energy prices would begin to dampen consumer and corporate spending, and ultimately slow the pace of economic recovery. Interest rates were also a concern, as the Fed began a series of rate increases to keep inflation in check.

During the period, as always, our focus remained on researching individual companies rather than economic trends. We seek companies whose business fundamentals are attractive relative to their valuations.

PERFORMANCE ANALYSIS

The fund returned 3.63 percent (Class A shares unadjusted for sales charge) for the six-month period ended September 30, 2004. The fund outperformed its benchmark indexes, the S&P Barra Value Index and the S&P 500 Index, which returned 1.84 percent and -0.18 percent, respectively, for the same period.

TXU was the fund's best-performing stock. TXU provides electric power to customers in the United States (primarily in Texas) and in Australia. Another top contributor was Sprint, the telecommunications provider.

Both stocks were turnaround stories, and serve as good examples of our disciplined, contrarian approach. We strive to be ahead of the curve when it comes to identifying opportunities, and our investment process has historically tended to uncover companies that are "unloved" or underappreciated by the


TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDING SEPTEMBER 30, 2004

---------------------------------------------------
                                    S&P BARRA VALUE
      CLASS A   CLASS B   CLASS C        INDEX        S&P 500 INDEX

       3.63%     3.21%     3.21%         1.84%           -0.18%
-------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

(1)Team members may change at any time without notice.

market or the media. These stocks may have short-term problems or negative news, and may experience dramatic dips along the way. For example, in 2002, TXU surprised the markets with a dividend cut and the sale of some of its assets in the United Kingdom. The stock, which the fund did own at the time, sold off precipitously. However, rather than following the herd, we considered this price dip a buying opportunity. Since then, our patience was rewarded as the stock has turned around under the guidance of new management, who has resolved issues with its European businesses and cut costs.

Similarly, we built the fund's Sprint position when the stock was trading cheaply in 2002 and 2003. The ailing telecom industry, poor pricing power, and lack of subscriber growth kept most investors out of Sprint and other telecom stocks. We remained patient, and in early 2003 an accounting scandal forced out the previous management team. A new chief executive officer and chief operating officer were brought in and have reduced the company's debt and trimmed costs, helping the stock to rebound.

Compared with the benchmarks, the largest relative contributor to the fund's return was its holdings in the financial sector. Within this sector, Freddie Mac had the largest company impact as new management continued the progress on fixing accounting, legal, and regulatory issues while also managing the company in an economically prudent manner.

Several energy stocks, particularly Halliburton and Rowan, also continued to be strong contributors to the fund's performance. Oil prices have remained elevated, driven by a combination of increased demand and modest supply. Production disruptions in the Middle East, West Africa, and the Gulf of Mexico and continued depletion of reserves have kept supply short of demand. This created a favorable backdrop for drilling equipment and services names such as Halliburton and Rowan.

In contrast, media stocks were an area of weakness for the fund, as weak advertising revenues hurt holdings such as Clear Channel Communications and Interpublic Group. Nonetheless, in our view, these stocks still represent compelling values and the slowdown in ad spending is a typical short-term trend in the industry. We continued to hold these positions in the fund's portfolio.

Visteon, an auto and truck parts maker, also detracted from performance as reduced demand and high inventories led to reduced new car build rates.

Although the fund's technology stocks performed well overall, a position in Kemet, which manufactures tantalum and ceramic capacitors, disappointed. Oversupply of these components translated to declining sales for the company, causing the stock price to slip.

There is no guarantee that the securities mentioned will continue to perform well or be held by the fund in the future.

TOP 10 HOLDINGS AS OF 9/30/04
Sprint Corp.                                                          4.3%
Halliburton Co.                                                       4.2
Smurfit-Stone Container Corp.                                         3.9
International Paper Co.                                               3.5
GlaxoSmithKline PLC                                                   3.3
Verizon Communications, Inc.                                          2.8
SBC Communications, Inc.                                              2.6
Freddie Mac                                                           2.3
AmerisourceBergen Corp.                                               2.2
Too, Inc.                                                             2.1
SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 9/30/04
Integrated Telecommunication Services                                 9.7%
Pharmaceuticals                                                       8.1
Oil & Gas Equipment & Services                                        6.1
Oil & Gas Drilling                                                    5.3
Paper Products                                                        4.9
Paper Packaging                                                       3.9
Diversified Chemicals                                                 3.4
Broadcasting & Cable TV                                               3.3
Thrifts & Mortgage Finance                                            3.0
Multi-Utilities & Unregulated Power                                   2.4
Electric Utilities                                                    2.3
Multi-line Insurance                                                  2.2
Health Care Distributors                                              2.2
Integrated Oil & Gas                                                  2.2
Apparel Retail                                                        2.1
Health Care Facilities                                                2.1
Packaged Foods                                                        2.0
Aluminum                                                              1.7
Property & Casualty                                                   1.7
Diversified Banks                                                     1.5
Other Diversified Financial Services                                  1.5
Restaurants                                                           1.5
Household Products                                                    1.4
Publishing                                                            1.1
Tobacco                                                               1.1
Leisure Products                                                      1.1
Photographic Products                                                 1.0
IT Consulting & Other Services                                        1.0
Semiconductor Equipment                                               1.0
General Merchandise Stores                                            1.0
Electronic Manufacturing Services                                     0.9
Movies & Entertainment                                                0.9
Specialty Chemicals                                                   0.9
Specialty Stores                                                      0.9
Advertising                                                           0.9
Apparel & Accessories                                                 0.8
Reinsurance                                                           0.8
Investment Banking & Brokerage                                        0.7
Life & Health Insurance                                               0.7
Data Processing & Outsourcing Services                                0.5


                                                 (continued on next page)
 4

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 9/30/04
                                           (continued from previous page)
Managed Health Care                                                   0.4%
Communications Equipment                                              0.2
Computer Hardware                                                     0.2
                                                                    -----
Total Long-Term Investments                                          90.6%
Short-Term Investments                                                9.5
Liabilities in Excess of Other Assets                                -0.1
                                                                    -----
Net Assets                                                          100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Furthermore, each Van Kampen open-end fund provides partial lists of its portfolio holdings (such as top 10 or top 15 fund holdings) to the public web site each month with a delay of approximately 15 days.

       You may obtain copies of a fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 4/1/04 - 9/30/04.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  4/1/04           9/30/04       4/1/04-9/30/04
Class A
  Actual.....................................    $1,000.00        $1,036.30          $ 7.25
  Hypothetical...............................     1,000.00         1,017.97            7.18
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,032.05           11.11
  Hypothetical...............................     1,000.00         1,014.17           11.01
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,032.05           11.11
  Hypothetical...............................     1,000.00         1,014.17           11.01
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.42%, 2.18%, and 2.18% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN VALUE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  90.6%
ADVERTISING  0.9%
Interpublic Group Cos., Inc. (a)............................   103,500    $  1,096,065
                                                                          ------------

ALUMINUM  1.7%
Alcoa, Inc. ................................................    60,800       2,042,272
                                                                          ------------

APPAREL & ACCESSORIES  0.8%
Jones Apparel Group, Inc. ..................................    28,100       1,005,980
                                                                          ------------

APPAREL RETAIL  2.1%
Too, Inc. (a)...............................................   144,300       2,607,501
                                                                          ------------

BROADCASTING & CABLE TV  3.3%
Clear Channel Communications, Inc. .........................    56,700       1,767,339
Liberty Media Corp., Class A (a)............................   129,000       1,124,880
Liberty Media International, Inc., Class A (a)..............    32,765       1,093,106
                                                                          ------------
                                                                             3,985,325
                                                                          ------------
COMMUNICATIONS EQUIPMENT  0.2%
Nokia Corp.--ADR (Finland)..................................    16,250         222,950
                                                                          ------------

COMPUTER HARDWARE  0.2%
Hewlett-Packard Co. ........................................    11,603         217,556
                                                                          ------------

DATA PROCESSING & OUTSOURCING SERVICES  0.5%
SunGard Data Systems, Inc. (a)..............................    25,400         603,758
                                                                          ------------

DIVERSIFIED BANKS  1.5%
Bank of America Corp. ......................................    24,000       1,039,920
Wells Fargo & Co. ..........................................    14,000         834,820
                                                                          ------------
                                                                             1,874,740
                                                                          ------------
DIVERSIFIED CHEMICALS  3.4%
Dow Chemical Co. ...........................................    52,050       2,351,619
Du Pont (E.I.) de Nemours & Co. ............................    41,700       1,784,760
                                                                          ------------
                                                                             4,136,379
                                                                          ------------
ELECTRIC UTILITIES  2.3%
FirstEnergy Corp. ..........................................    21,700         891,436
TXU Corp. ..................................................    39,530       1,894,278
                                                                          ------------
                                                                             2,785,714
                                                                          ------------
ELECTRONIC MANUFACTURING SERVICES  0.9%
Kemet Corp. (a).............................................   143,620       1,161,886
                                                                          ------------

GENERAL MERCHANDISE STORES  1.0%
Family Dollar Stores, Inc. .................................    43,000       1,165,300
                                                                          ------------

HEALTH CARE DISTRIBUTORS  2.2%
AmerisourceBergen Corp. ....................................    50,500       2,712,355
                                                                          ------------

See Notes to Financial Statements                                              9

VAN KAMPEN VALUE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
HEALTH CARE FACILITIES  2.1%
Triad Hospitals, Inc. (a)...................................    72,900    $  2,510,676
                                                                          ------------

HOUSEHOLD PRODUCTS  1.4%
Kimberly-Clark Corp. .......................................    27,300       1,763,307
                                                                          ------------

INTEGRATED OIL & GAS  2.2%
Petroleo Brasileiro SA--ADR (Brazil)........................    54,600       1,742,832
Total SA--ADR (France)......................................     9,200         939,964
                                                                          ------------
                                                                             2,682,796
                                                                          ------------
INTEGRATED TELECOMMUNICATION SERVICES  9.7%
SBC Communications, Inc. ...................................   121,600       3,155,520
Sprint Corp. ...............................................   259,730       5,228,365
Verizon Communications, Inc. ...............................    86,400       3,402,432
                                                                          ------------
                                                                            11,786,317
                                                                          ------------
INVESTMENT BANKING & BROKERAGE  0.7%
Merrill Lynch & Co., Inc. ..................................    17,100         850,212
                                                                          ------------

IT CONSULTING & OTHER SERVICES  1.0%
Affiliated Computer Services, Inc., Class A (a).............    21,500       1,196,905
                                                                          ------------

LEISURE PRODUCTS  1.1%
Mattel, Inc. ...............................................    71,100       1,289,043
                                                                          ------------

LIFE & HEALTH INSURANCE  0.7%
Torchmark Corp. ............................................    15,300         813,654
                                                                          ------------

MANAGED HEALTH CARE  0.4%
Aetna, Inc. ................................................     4,900         489,657
                                                                          ------------

MOVIES & ENTERTAINMENT  0.9%
Walt Disney Co. ............................................    51,290       1,156,589
                                                                          ------------

MULTI-LINE INSURANCE  2.2%
Assurant, Inc. .............................................    54,600       1,419,600
Genworth Financial Inc., Class A............................    55,500       1,293,150
                                                                          ------------
                                                                             2,712,750
                                                                          ------------
MULTI-UTILITIES & UNREGULATED POWER  2.4%
Constellation Energy Group, Inc. ...........................    25,200       1,003,968
Dominion Resources, Inc. ...................................    15,600       1,017,900
Public Service Enterprise Group, Inc. ......................    21,400         911,640
                                                                          ------------
                                                                             2,933,508
                                                                          ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
OIL & GAS DRILLING  5.3%
ENSCO International, Inc. ..................................    36,500    $  1,192,455
GlobalSantaFe Corp. (Cayman Islands)........................    46,100       1,412,965
Rowan Companies, Inc. (a)...................................    89,300       2,357,520
Transocean, Inc. (Cayman Islands) (a).......................    43,300       1,549,274
                                                                          ------------
                                                                             6,512,214
                                                                          ------------
OIL & GAS EQUIPMENT & SERVICES  6.1%
Halliburton Co. ............................................   152,820       5,148,506
Schlumberger, Ltd. (Netherlands Antilles)...................    34,240       2,304,694
                                                                          ------------
                                                                             7,453,200
                                                                          ------------
OTHER DIVERSIFIED FINANCIAL SERVICES  1.5%
Citigroup, Inc. ............................................    42,100       1,857,452
                                                                          ------------

PACKAGED FOODS  2.0%
Kraft Foods, Inc. ..........................................    36,900       1,170,468
Unilever NV (Netherlands)...................................    23,000       1,329,400
                                                                          ------------
                                                                             2,499,868
                                                                          ------------
PAPER PACKAGING  3.9%
Smurfit-Stone Container Corp. (a)...........................   243,800       4,722,406
                                                                          ------------

PAPER PRODUCTS  4.9%
Georgia-Pacific Corp. ......................................    45,100       1,621,345
International Paper Co. ....................................   106,600       4,307,706
                                                                          ------------
                                                                             5,929,051
                                                                          ------------
PHARMACEUTICALS  8.1%
Bristol-Myers Squibb Co. ...................................    84,400       1,997,748
GlaxoSmithKline PLC--ADR (United Kingdom)...................    91,900       4,018,787
Pfizer, Inc. ...............................................    48,080       1,471,248
Roche Holdings, Ltd.--ADR (Switzerland).....................    11,700       1,208,697
Wyeth, Inc. ................................................    30,930       1,156,782
                                                                          ------------
                                                                             9,853,262
                                                                          ------------
PHOTOGRAPHIC PRODUCTS  1.0%
Eastman Kodak Co. ..........................................    37,700       1,214,694
                                                                          ------------

PROPERTY & CASUALTY  1.7%
Chubb Corp. ................................................    13,700         962,836
MBIA, Inc. .................................................    18,300       1,065,243
                                                                          ------------
                                                                             2,028,079
                                                                          ------------
PUBLISHING  1.1%
Scholastic Corp. (a)........................................    44,600       1,377,694
                                                                          ------------

REINSURANCE  0.8%
RenaissanceRe Holdings, Ltd. (Bermuda)......................    19,500       1,005,810
                                                                          ------------

RESTAURANTS  1.5%
Darden Restaurants, Inc. ...................................    77,800       1,814,296
                                                                          ------------

See Notes to Financial Statements                                             11

VAN KAMPEN VALUE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
xSEMICONDUCTOR EQUIPMENT  1.0%
Credence Systems Corp. (a)..................................   164,600    $  1,185,120
                                                                          ------------

SPECIALTY CHEMICALS  0.9%
Rohm & Haas Co. ............................................    25,900       1,112,923
                                                                          ------------

SPECIALTY STORES  0.9%
Linens N Things, Inc. (a)...................................    47,700       1,105,209
                                                                          ------------

THRIFTS & MORTGAGE FINANCE  3.0%
Fannie Mae..................................................    14,300         906,620
Freddie Mac.................................................    42,120       2,747,909
                                                                          ------------
                                                                             3,654,529
                                                                          ------------
TOBACCO  1.1%
Altria Group, Inc. .........................................    27,500       1,293,600
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  90.6%
  (Cost $100,065,576)..................................................    110,422,602

REPURCHASE AGREEMENT  9.5%
State Street Bank & Trust Co. ($11,560,000 par collateralized by U.S.
Government obligations in a pooled cash account, interest rate of
1.82%, dated 09/30/04, to be sold on 10/01/04 at $11,560,584)
  (Cost $11,560,000)...................................................     11,560,000
                                                                          ------------

TOTAL INVESTMENTS  100.1%
  (Cost $111,625,576)..................................................    121,982,602

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)..........................       (159,976)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $121,822,626
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 12                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $111,625,576).......................  $121,982,602
Cash........................................................        33,845
Receivables:
  Fund Shares Sold..........................................       312,637
  Investments Sold..........................................       213,645
  Dividends.................................................       177,421
  Interest..................................................           584
Other.......................................................        19,096
                                                              ------------
    Total Assets............................................   122,739,830
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       517,973
  Distributor and Affiliates................................        92,900
  Investment Advisory Fee...................................        72,920
  Fund Shares Repurchased...................................        70,450
Accrued Expenses............................................       128,482
Trustees' Deferred Compensation and Retirement Plans........        34,479
                                                              ------------
    Total Liabilities.......................................       917,204
                                                              ------------
NET ASSETS..................................................  $121,822,626
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $111,420,599
Net Unrealized Appreciation.................................    10,357,026
Accumulated Undistributed Net Investment Income.............       139,767
Accumulated Net Realized Loss...............................       (94,766)
                                                              ------------
NET ASSETS..................................................  $121,822,626
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $71,974,789 and 6,302,745 shares of
    beneficial interest issued and outstanding).............  $      11.42
    Maximum sales charge (5.75%* of offering price).........           .70
                                                              ------------
    Maximum offering price to public........................  $      12.12
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $27,834,144 and 2,469,079 shares of
    beneficial interest issued and outstanding).............  $      11.27
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $22,013,693 and 1,952,867 shares of
    beneficial interest issued and outstanding).............  $      11.27
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             13

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL STATEMENTS continued

Statement of Operations

For the Six Months Ended September 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $13,493).....  $   996,106
Interest....................................................       50,597
                                                              -----------
    Total Income............................................    1,046,703
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      395,320
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $75,241, $127,237 and $96,507,
  respectively).............................................      298,985
Shareholder Services........................................       81,545
Legal.......................................................       10,496
Trustees' Fees and Related Expenses.........................        9,867
Custody.....................................................        9,380
Other.......................................................      114,420
                                                              -----------
    Total Expenses..........................................      920,013
    Less Credits Earned on Cash Balances....................          691
                                                              -----------
    Net Expenses............................................      919,322
                                                              -----------
NET INVESTMENT INCOME.......................................  $   127,381
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 2,164,539
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    8,541,385
  End of the Period.........................................   10,357,026
                                                              -----------
Net Unrealized Appreciation During the Period...............    1,815,641
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 3,980,180
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 4,107,561
                                                              ===========

 14                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                         SEPTEMBER 30, 2004    MARCH 31, 2004
                                                         ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................     $    127,381        $    40,953
Net Realized Gain......................................        2,164,539          4,417,163
Net Unrealized Appreciation During the Period..........        1,815,641         10,863,732
                                                            ------------        -----------
Change in Net Assets from Operations...................        4,107,561         15,321,848
                                                            ------------        -----------

Distributions from Net Investment Income:
  Class A Shares.......................................              -0-            (79,405)
  Class B Shares.......................................              -0-                -0-
  Class C Shares.......................................              -0-                -0-
                                                            ------------        -----------
Total Distributions....................................              -0-            (79,405)
                                                            ------------        -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....        4,107,561         15,242,443
                                                            ------------        -----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................       33,236,515         61,489,607
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................              -0-             70,499
Cost of Shares Repurchased.............................       (9,871,732)        (9,498,608)
                                                            ------------        -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....       23,364,783         52,061,498
                                                            ------------        -----------
TOTAL INCREASE IN NET ASSETS...........................       27,472,344         67,303,941
NET ASSETS:
Beginning of the Period................................       94,350,282         27,046,341
                                                            ------------        -----------
End of the Period (Including accumulated undistributed
  net investment income of $139,767 and $12,386,
  respectively)........................................     $121,822,626        $94,350,282
                                                            ============        ===========

See Notes to Financial Statements                                             15

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                         SIX MONTHS         YEAR ENDED         JUNE 25, 2001
                                            ENDED            MARCH 31,        (COMMENCEMENT OF
CLASS A SHARES                          SEPTEMBER 30,   -------------------    OPERATIONS) TO
                                            2004         2004        2003      MARCH 31, 2002
                                        ------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...............................    $11.02       $ 7.46      $ 10.06        $10.00
                                           ------       ------      -------        ------
  Net Investment Income................       .03(a)       .06(a)       .05(a)        .04(a)
  Net Realized and Unrealized
    Gain/Loss..........................       .37         3.54        (2.57)          .07
                                           ------       ------      -------        ------
Total from Investment Operations.......       .40         3.60        (2.52)          .11
                                           ------       ------      -------        ------
Less:
  Distributions from Net Investment
    Income.............................       -0-          .04          .03           .05
  Distributions from Net Realized
    Gain...............................       -0-          -0-          .05           -0-
                                           ------       ------      -------        ------
Total Distributions....................       -0-          .04          .08           .05
                                           ------       ------      -------        ------
NET ASSET VALUE, END OF THE PERIOD.....    $11.42       $11.02      $  7.46        $10.06
                                           ======       ======      =======        ======

Total Return* (b)......................     3.63%**     48.29%      -25.09%         1.19%**
Net Assets at End of the Period (In
  millions)............................    $ 72.0       $ 52.4      $   7.4        $  8.2
Ratio of Expenses to Average Net
  Assets* (c)..........................     1.42%        1.45%        1.46%         1.45%
Ratio of Net Investment Income to
  Average Net Assets*..................      .57%         .57%         .67%          .46%
Portfolio Turnover.....................       20%**        61%          70%           64%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (c)........................       N/A        1.71%        2.11%         2.96%
   Ratio of Net Investment Income/Loss
     to Average Net Assets.............       N/A         .31%         .02%        (1.05%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total return would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended March 31, 2003.

 16                                            See Notes to Financial Statements

\
VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                         SIX MONTHS         YEAR ENDED         JUNE 25, 2001
                                            ENDED            MARCH 31,        (COMMENCEMENT OF
CLASS B SHARES                          SEPTEMBER 30,   -------------------    OPERATIONS) TO
                                            2004         2004        2003      MARCH 31, 2002
                                        ------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...............................    $10.92       $ 7.41      $ 10.05        $10.00
                                           ------       ------      -------        ------
  Net Investment Loss..................      (.01)(a)     (.02)(a)     (.01)(a)      (.02)(a)
  Net Realized and Unrealized
    Gain/Loss..........................       .36         3.53        (2.58)          .09
                                           ------       ------      -------        ------
Total from Investment Operations.......       .35         3.51        (2.59)          .07
                                           ------       ------      -------        ------
Less:
  Distributions from Net Investment
    Income.............................       -0-          -0-          -0-           .02
  Distributions from Net Realized
    Gain...............................       -0-          -0-          .05           -0-
                                           ------       ------      -------        ------
Total Distributions....................       -0-          -0-          .05           .02
                                           ------       ------      -------        ------
NET ASSET VALUE, END OF THE PERIOD.....    $11.27       $10.92      $  7.41        $10.05
                                           ======       ======      =======        ======

Total Return* (b)......................     3.21%**     47.37%      -25.75%         0.63%**
Net Assets at End of the Period (In
  millions)............................    $ 27.8       $ 24.2      $  13.6        $ 21.1
Ratio of Expenses to Average Net
  Assets* (c)..........................     2.18%        2.20%        2.21%         2.20%
Ratio of Net Investment Loss to Average
  Net Assets*..........................     (.20%)       (.25%)       (.09%)        (.29%)
Portfolio Turnover.....................       20%**        61%          70%           64%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (c)........................       N/A        2.46%        2.86%         3.71%
   Ratio of Net Investment Loss to
     Average Net Assets................       N/A        (.51%)       (.74%)       (1.80%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total return would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended March 31, 2003.

See Notes to Financial Statements                                             17

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                         SIX MONTHS         YEAR ENDED         JUNE 25, 2001
                                            ENDED            MARCH 31,        (COMMENCEMENT OF
CLASS C SHARES                          SEPTEMBER 30,   -------------------    OPERATIONS) TO
                                            2004         2004        2003      MARCH 31, 2002
                                        ------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...............................    $10.92       $ 7.41      $ 10.05        $10.00
                                           ------       ------      -------        ------
  Net Investment Loss..................      (.01)(a)     (.02)(a)      -0-(a)       (.02)(a)
  Net Realized and Unrealized
    Gain/Loss..........................       .36         3.53        (2.59)          .09
                                           ------       ------      -------        ------
Total from Investment Operations.......       .35         3.51        (2.59)          .07
                                           ------       ------      -------        ------
Less:
  Distributions from Net Investment
    Income.............................       -0-          -0-          -0-           .02
  Distributions from Net Realized
    Gain...............................       -0-          -0-          .05           -0-
                                           ------       ------      -------        ------
Total Distributions....................       -0-          -0-          .05           .02
                                           ------       ------      -------        ------
NET ASSET VALUE, END OF THE PERIOD.....    $11.27       $10.92      $  7.41        $10.05
                                           ======       ======      =======        ======

Total Return* (b)......................     3.21%**     47.37%      -25.75%         0.63%**
Net Assets at End of the Period (In
  millions)............................    $ 22.0       $ 17.8      $   6.1        $  4.3
Ratio of Expenses to Average Net
  Assets* (c)..........................     2.18%        2.20%        2.21%         2.20%
Ratio of Net Investment Loss to Average
  Net Assets*..........................     (.20%)       (.23%)       (.09%)        (.26%)
Portfolio Turnover.....................       20%**        61%          70%           64%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (c)........................       N/A        2.46%        2.86%         3.71%
   Ratio of Net Investment Loss to
     Average Net Assets................       N/A        (.49%)       (.74%)       (1.77%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended March 31, 2003.

 18                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Value Opportunities Fund (the "Fund") is organized as a separate non-diversified series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end investment management company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth and income. The Fund commenced investment operations on June 25, 2001 with three classes of common shares: Class A, Class B and Class C.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked price. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At March 31, 2004, the Fund had an accumulated capital loss carry forward for tax purposes of $1,945,878, which will expire on March 31, 2011.

    At September 30, 2004, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $111,939,003
                                                              ============
Gross tax unrealized appreciation...........................  $ 12,804,084
Gross tax unrealized depreciation...........................    (2,760,485)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 10,043,599
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended March 31, 2004 were as follows:

Distributions paid from:
  Ordinary Income...........................................  $79,405
  Long-term capital gain....................................      -0-
                                                              -------
                                                              $79,405
                                                              =======

    As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $48,203

    Net realized gains and losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended September 30, 2004, the Fund's custody fee was reduced by $691 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser provides investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .75%
Next $500 million...........................................     .70%
Over $1 billion.............................................     .65%

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

    The Adviser has agreed to waive all expenses in excess of 1.45% of Class A average net assets, 2.20% of Class B average net assets, and 2.20% of Class C average net assets. This waiver is voluntary and can be discontinued at any time.

    For the six months ended September 30, 2004, the Fund recognized expenses of approximately $2,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended September 30, 2004, the Fund recognized expenses of approximately $16,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended September 30, 2004, the Fund recognized expenses of approximately $73,100, representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $16,608 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended September 30, 2004, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $2,660.

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At September 30, 2004, capital aggregated $66,616,334, $25,766,274 and $19,037,991 for Classes A, B, and C, respectively. For the six months ended September 30, 2004, transactions were as follows:

                                                               SHARES         VALUE
Sales:
  Class A...................................................  2,112,438    $23,224,899
  Class B...................................................    472,766      5,147,237
  Class C...................................................    446,915      4,864,379
                                                              ---------    -----------
Total Sales.................................................  3,032,119    $33,236,515
                                                              =========    ===========
Dividend Reinvestment:
  Class A...................................................        -0-    $       -0-
  Class B...................................................        -0-            -0-
  Class C...................................................        -0-            -0-
                                                              ---------    -----------
Total Dividend Reinvestment.................................        -0-    $       -0-
                                                              =========    ===========
Repurchases:
  Class A...................................................   (562,149)   $(6,182,973)
  Class B...................................................   (215,114)    (2,346,058)
  Class C...................................................   (123,542)    (1,342,701)
                                                              ---------    -----------
Total Repurchases...........................................   (900,806)   $(9,871,732)
                                                              =========    ===========

    At March 31, 2004, capital aggregated $49,574,408, $22,965,095 and
$15,516,313 for Classes A, B, and C, respectively. For the year ended March 31, 2004, transactions were as follows:

                                                               SHARES         VALUE
Sales:
  Class A...................................................  4,143,916    $43,786,256
  Class B...................................................    784,400      7,972,615
  Class C...................................................    982,235      9,730,736
                                                              ---------    -----------
Total Sales.................................................  5,910,551    $61,489,607
                                                              =========    ===========
Dividend Reinvestment:
  Class A...................................................      6,891    $    70,499
  Class B...................................................        -0-            -0-
  Class C...................................................        -0-            -0-
                                                              ---------    -----------
Total Dividend Reinvestment.................................      6,891    $    70,499
                                                              =========    ===========
Repurchases:
  Class A...................................................   (391,546)   $(3,976,402)
  Class B...................................................   (405,571)    (3,850,883)
  Class C...................................................   (170,552)    (1,671,323)
                                                              ---------    -----------
Total Repurchases...........................................   (967,669)   $(9,498,608)
                                                              =========    ===========

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

    Class B Shares and any dividend reinvestment Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. For the six months ended September 30, 2004 and year ended March 31, 2004, 12,365 and 0 Class B Shares converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares do not possess a conversion feature. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and Class C Shares will be imposed on most redemptions made within five years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and After.............................................    None               None

    For the six months ended September 30, 2004, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $38,200 and CDSC on redeemed shares of approximately $39,200. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $45,752,570 and $19,688,625, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $772,300 and $30,300 for Class B and Class C Shares, respectively. These amounts may be recovered from future

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 (UNAUDITED) continued

payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended September 30, 2004 are payments retained by Van Kampen of approximately $137,600 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $37,100.

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN VALUE OPPORTUNITIES FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                      (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 57, 157, 257
                                                 OPP SAR
                                                 11/04 RN04-02528P-Y09/04

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.


(a)  Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal
Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity Trust

By:   /s/ Ronald E. Robison
     -----------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     -----------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

By:  /s/ James M. Dykas
     -----------------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: November 19, 2004